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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03833

MainStay VP Series Fund, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                            (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 576-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2008 is filed herewith.

	MainStay VP Balanced Portfolio
	Portfolio of Investments		†††	March 31, 2008 unaudited

				Shares	Value
	Common Stocks (58.5%)	†
	Aerospace & Defense (1.8%)
	Lockheed Martin Corp.			8,714	$865,300
	Northrop Grumman Corp.			18,486	1,438,396
	Raytheon Co.			15,520	1,002,747
					3,306,443

	Agriculture (1.0%)
	Altria Group, Inc.			20,600	457,320
	Bunge, Ltd.	(a)		193	16,768
	Loews Corp. - Carolina Group			4,412	320,091
	Philip Morris International, Inc.			20,600	1,041,948
	Reynolds American, Inc.			549	32,407
					1,868,534

	Airlines (0.3%)
	Continental Airlines, Inc. Class B	(b)		6,902	132,725
	Delta Air Lines, Inc.	(b)		17,522	150,689
	UAL Corp.			15,256	328,462
					611,876

	Auto Manufacturers (0.7%)
	Ford Motor Co.	(a) (b)		238,865	1,366,308

	Auto Parts & Equipment (0.6%)
	Autoliv, Inc.			19,693	988,589
	BorgWarner, Inc.			3,309	142,386
					1,130,975

	Banks (1.7%)
	Bank of America Corp.			27,278	1,034,109
	Bank of New York Mellon Corp. (The)			139	5,800
	Northern Trust Corp.			8,917	592,713
	State Street Corp.			1,099	86,821
	UnionBanCal Corp.			4,461	218,946
	Wells Fargo & Co.			38,788	1,128,731
					3,067,120

	Beverages (1.6%)
	Coca-Cola Enterprises, Inc.			30,716	743,327
	Molson Coors Brewing Co. Class B			13,057	686,407
	Pepsi Bottling Group, Inc. (The)			40,953	1,388,716
	PepsiAmericas, Inc.			1,901	48,533
					2,866,983

	Biotechnology (0.7%)
	Amgen, Inc.	(b)		11,600	484,648
	Invitrogen Corp.	(b)		6,328	540,854
	Millennium Pharmaceuticals, Inc.	(b)		20,402	315,415
					1,340,917

	Chemicals (1.6%)
	Monsanto Co.			14,001	1,561,112
	Mosaic Co. (The)	(b)		13,580	1,393,308
					2,954,420

	Commercial Services (0.2%)
	Apollo Group, Inc. Class A	(b)		8,720	376,704

	Computers (3.0%)
	Affiliated Computer Services, Inc. Class A	(b)		16,176	810,579
	Apple, Inc.	(b)		9,486	1,361,241
	Computer Sciences Corp.	(b)		4,384	178,823
	Electronic Data Systems Corp.			11,277	187,762
	EMC Corp.	(b)		11,378	163,161
	Hewlett-Packard Co.			27,388	1,250,536
	International Business Machines Corp.			8,655	996,537
	Seagate Technology			15,880	332,527
	Western Digital Corp.	(b)		11,743	317,531
					5,598,697

	Cosmetics & Personal Care (0.5%)
	Procter & Gamble Co. (The)			14,019	982,311

	Diversified Financial Services (2.5%)
	BlackRock, Inc.	(a)		1,652	337,305
	GLG Partners, Inc.	(a) (b)		3,455	41,011
	Goldman Sachs Group, Inc. (The)			3,942	651,967
	Invesco, Ltd.			20,913	509,441
	Janus Capital Group, Inc.			7,068	164,472
	JPMorgan Chase & Co.			37,712	1,619,730
	Nasdaq Stock Market, Inc. (The)	(b)		31,017	1,199,117
					4,523,043

	Electric (1.6%)
	Alliant Energy Corp.			28,171	986,267
	American Electric Power Co., Inc.			1,904	79,264
	FirstEnergy Corp.			22,367	1,534,824
	Mirant Corp.	(a) (b)		11,645	423,762
					3,024,117

	Electrical Components & Equipment (0.7%)
	Emerson Electric Co.			26,575	1,367,550

	Electronics (0.3%)
	Applera Corp. - Applied BioSystems Group			6,563	215,660
	Avnet, Inc.	(b)		5,375	175,924
	Garmin, Ltd.	(a)		2,691	145,341
	Tyco Electronics, Ltd.			1,091	37,443
					574,368

	Energy - Alternate Sources (0.1%)
	First Solar, Inc.	(b)		834	192,771

	Engineering & Construction (1.1%)
	Foster Wheeler, Ltd.	(b)		24,069	1,362,787
	McDermott International, Inc.	(b)		7,238	396,787
	Shaw Group, Inc. (The)	(b)		6,375	300,518
					2,060,092

	Entertainment (0.0%)	‡
	International Game Technology			1,146	46,081

	Food (1.5%)
	H.J. Heinz Co.			23,251	1,092,099
	Hormel Foods Corp.			20,729	863,570
	Kroger Co. (The)			21,455	544,957
	Safeway, Inc.			10,695	313,898
					2,814,524

	Gas (0.9%)
❖	Energen Corp.			26,705	1,663,722

	Hand & Machine Tools (0.1%)
	Black & Decker Corp.			3,472	229,499

	Health Care-Products (1.4%)
	DENTSPLY International, Inc.			3,953	152,586
	Intuitive Surgical, Inc.	(b)		2,031	658,755
❖	Johnson & Johnson			26,140	1,695,702
	Kinetic Concepts, Inc.	(b)		1,241	57,371
	Medtronic, Inc.			1,649	79,762
					2,644,176

	Health Care-Services (1.3%)
	Aetna, Inc.			28,614	1,204,363
	Humana, Inc.	(b)		6,556	294,102
	WellPoint, Inc.	(b)		18,273	806,388
					2,304,853

	Home Builders (1.7%)
	Centex Corp.			30,792	745,474
	KB Home	(a)		24,834	614,145
	Lennar Corp. Class A	(a)		43,772	823,351
	NVR, Inc.	(a) (b)		440	262,900
	Pulte Homes, Inc.			46,796	680,882
					3,126,752

	Insurance (4.5%)
	ACE, Ltd.			24,263	1,335,921
	Arch Capital Group, Ltd.	(b)		20,517	1,408,902
	Assurant, Inc.			9,568	582,308
	Axis Capital Holdings, Ltd.			40,887	1,389,340
	Chubb Corp. (The)			19,971	988,165
	CIGNA Corp.			17,955	728,434
	Everest Re Group, Ltd.			4,481	401,184
	PartnerRe, Ltd.			331	25,255
	Transatlantic Holdings, Inc.			3,883	257,637
	Travelers Cos., Inc. (The)			25,392	1,215,007
					8,332,153

	Iron & Steel (1.1%)
	AK Steel Holding Corp.			6,739	366,736
	Nucor Corp.			1,650	111,771
	United States Steel Corp.			11,554	1,465,856
					1,944,363

	Lodging (0.2%)
	Wynn Resorts, Ltd.			3,270	329,093

	Machinery - Diversified (0.5%)
	AGCO Corp.	(b)		4,151	248,562
	Deere & Co.			4,977	400,350
	Flowserve Corp.			3,097	323,265
					972,177

	Media (1.9%)
	CBS Corp. Class B			25,265	557,851
	Liberty Global, Inc. Class A	(b)		15,053	513,006
	Liberty Media Corp. - Entertainment	(b)		11,064	250,489
	Liberty Media Holding Corp. Capital Class A	(b)		2,766	43,537
	Time Warner, Inc.			45,677	640,392
	Walt Disney Co. (The)			49,973	1,568,153
					3,573,428

	Mining (1.3%)
	Freeport-McMoRan Copper & Gold, Inc. Class B			15,688	1,509,499
	Southern Copper Corp.	(a)		7,732	802,814
					2,312,313

	Miscellaneous - Manufacturing (3.4%)
	3M Co.			491	38,863
	Eaton Corp.			16,935	1,349,211
	Honeywell International, Inc.			18,171	1,025,208
	Illinois Tool Works, Inc.			2,848	137,359
	Ingersoll-Rand Co., Ltd. Class A			3,232	144,083
❖	Parker Hannifin Corp.			24,992	1,731,196
	SPX Corp.			3,561	373,549
	Tyco International, Ltd.			34,581	1,523,293
					6,322,762

	Oil & Gas (3.8%)
	Chesapeake Energy Corp.			10,428	481,252
	Chevron Corp.			16,539	1,411,769
	ConocoPhillips			13,978	1,065,263
	ExxonMobil Corp.			18,614	1,574,372
❖	Hess Corp.			20,929	1,845,519
	Marathon Oil Corp.			1,409	64,250
	Occidental Petroleum Corp.			5,665	414,508
	Transocean, Inc.	(b)		720	97,344
					6,954,277

	Oil & Gas Services (1.1%)
	National Oilwell Varco, Inc.	(b)		22,457	1,311,040
	Schlumberger, Ltd.			8,217	714,879
					2,025,919

	Packaging & Containers (0.1%)
	Owens-Illinois, Inc.	(b)		1,708	96,382

	Pharmaceuticals (1.6%)
	Allergan, Inc.			5,289	298,247
	AmerisourceBergen Corp.			30,042	1,231,121
	Forest Laboratories, Inc.	(b)		12,271	490,963
	Gilead Sciences, Inc.	(b)		3,138	161,701
	Pfizer, Inc.			23,215	485,890
	Watson Pharmaceuticals, Inc.	(b)		10,176	298,360
					2,966,282

	Pipelines (0.8%)
	Williams Cos., Inc.			45,165	1,489,542

	Real Estate Investment Trusts (2.3%)
	Annaly Capital Management, Inc.	(a)		61,259	938,488
	Boston Properties, Inc.			9,278	854,225
	HCP, Inc.			5,022	169,794
	Hospitality Properties Trust			10,628	361,565
❖	ProLogis	(a)		32,420	1,908,241
					4,232,313

	Retail (3.4%)
	GameStop Corp. Class A	(a) (b)		16,798	868,625
❖	Gap, Inc. (The)			85,215	1,677,031
	Home Depot, Inc. (The)			35,498	992,879
	TJX Cos., Inc.			25,059	828,701
❖	Wal-Mart Stores, Inc.			32,660	1,720,529
	Yum! Brands, Inc.			6,353	236,395
					6,324,160

	Savings & Loans (0.2%)
	Hudson City Bancorp, Inc.			22,088	390,516

	Semiconductors (1.4%)
	Advanced Micro Devices, Inc.	(a) (b)		7,647	45,041
	Intel Corp.			59,950	1,269,741
	Lam Research Corp.	(b)		16,561	632,961
	MEMC Electronic Materials, Inc.	(b)		3,103	220,003
	NVIDIA Corp.	(b)		23,061	456,377
					2,624,123

	Software (1.7%)
	Activision, Inc.	(b)		2,448	66,855
	Mastercard, Inc. Class A	(a)		157	35,009
❖	Microsoft Corp.			57,811	1,640,676
	Oracle Corp.	(b)		69,430	1,358,051
					3,100,591

	Telecommunications (1.7%)
	AT&T, Inc.			13,174	504,564
	CenturyTel, Inc.			31,762	1,055,769
	Juniper Networks, Inc.	(b)		20,791	519,775
	Level 3 Communications, Inc.	(a) (b)		119,691	253,745
	Qwest Communications International, Inc.	(a)		101,253	458,676
	Telephone and Data Systems, Inc.			874	34,322
	United States Cellular Corp.	(b)		420	23,100
	Verizon Communications, Inc.			5,716	208,348
					3,058,299

	Toys, Games & Hobbies (0.4%)
	Hasbro, Inc.			26,170	730,143
	Mattel, Inc.			257	5,114
					735,257

	Total Common Stocks
	(Cost $115,473,043)				107,826,786

				Principal
				Amount	Value
	Long-Term Bonds (40.4%)
	Corporate Bonds (40.1%)
	Aerospace & Defense (1.2%)
	Boeing Co.
	5.125%, due 2/15/13			$500,000	524,177
	General Dynamics Corp.
	4.25%, due 5/15/13			122,000	123,564
	5.375%, due 8/15/15			632,000	665,148
	United Technologies Corp.
	6.10%, due 5/15/12			750,000	807,721
					2,120,610

	Agriculture (1.0%)
	Altria Group, Inc.
	7.00%, due 11/4/13			950,000	1,055,320
	UST, Inc.
	6.625%, due 7/15/12			650,000	697,195
					1,752,515

	Auto Parts & Equipment (0.5%)
	Johnson Controls, Inc.
	5.25%, due 1/15/11			950,000	980,248

	Banks (5.1%)
	Bank of America Corp.
	7.125%, due 10/15/11			100,000	108,898
	7.75%, due 8/15/15			650,000	746,171
	Bank of New York Co., Inc. (The)
	7.30%, due 12/1/09			550,000	580,652
	Bank One Corp.
	7.875%, due 8/1/10			847,000	905,113
	Bankers Trust Corp.
	7.50%, due 11/15/15			247,000	290,250
	First Union National Bank
	7.875%, due 2/15/10			900,000	954,286
	HSBC Holdings PLC
	7.50%, due 7/15/09			1,150,000	1,190,678
	SunTrust Banks, Inc.
	7.75%, due 5/1/10			600,000	630,624
	U.S. Bank N.A.
	6.30%, due 2/4/14			1,425,000	1,544,978
	Wachovia Bank N.A.
	7.80%, due 8/18/10			800,000	861,151
	Wachovia Corp.
	6.375%, due 2/1/09			75,000	75,802
	Wells Fargo Bank N.A.
	6.45%, due 2/1/11			100,000	106,364
	7.55%, due 6/21/10			1,350,000	1,465,530
					9,460,497

	Beverages (1.7%)
	Anheuser-Busch Cos., Inc.
	6.00%, due 4/15/11			700,000	754,888
	7.50%, due 3/15/12			350,000	396,255
	9.00%, due 12/1/09			400,000	437,070
	Coca-Cola Co. (The)
	5.35%, due 11/15/17			500,000	521,734
	5.75%, due 3/15/11			125,000	134,367
	PepsiCo., Inc.
	5.15%, due 5/15/12			800,000	847,962
					3,092,276

	Building Materials (0.1%)
	Masco Corp.
	5.75%, due 10/15/08			150,000	150,982

	Chemicals (1.0%)
	Dow Chemical Co. (The)
	6.125%, due 2/1/11			350,000	367,914
	E.I. du Pont de Nemours & Co.
	6.875%, due 10/15/09			925,000	976,918
	Praxair, Inc.
	6.375%, due 4/1/12			500,000	542,860
					1,887,692

	Computers (1.5%)
	Computer Sciences Corp.
	7.375%, due 6/15/11			350,000	375,615
	Hewlett-Packard Co.
	5.25%, due 3/1/12			400,000	418,004
	5.40%, due 3/1/17			200,000	204,244
❖	International Business Machines Corp.
	7.50%, due 6/15/13			1,475,000	1,701,128
					2,698,991

	Cosmetics & Personal Care (1.0%)
	Avon Products, Inc.
	7.15%, due 11/15/09			650,000	688,916
	Estee Lauder Cos., Inc. (The)
	5.55%, due 5/15/17			203,000	207,207
	Procter & Gamble Co. (The)
	4.95%, due 8/15/14			575,000	601,682
	6.875%, due 9/15/09			250,000	264,140
					1,761,945

	Diversified Financial Services (11.2%)
	American Express Co.
	5.50%, due 9/12/16			400,000	386,308
	Bear Stearns Cos., Inc. (The)
	5.70%, due 11/15/14			912,000	877,443
	7.625%, due 12/7/09			650,000	643,967
	Caterpillar Financial Services Corp.
	5.50%, due 3/15/16			250,000	256,563
	CIT Group, Inc.
	5.40%, due 3/7/13			800,000	640,754
	6.875%, due 11/1/09	(a)		1,100,000	942,020
	7.75%, due 4/2/12			800,000	643,125
	Citigroup, Inc.
	6.50%, due 1/18/11			1,200,000	1,244,399
	7.25%, due 10/1/10			500,000	529,668
	Credit Suisse First Boston USA, Inc.
	6.125%, due 11/15/11			100,000	105,661
	6.50%, due 6/1/08			789,000	792,383
	General Electric Capital Corp.
	6.875%, due 11/15/10			500,000	542,991
	7.375%, due 1/19/10			725,000	776,969
	8.125%, due 4/1/08			300,000	300,000
	Goldman Sachs Group, Inc. (The)
	5.70%, due 9/1/12			625,000	641,611
	6.875%, due 1/15/11			300,000	320,247
	7.35%, due 10/1/09			725,000	762,256
	HSBC Finance Corp.
	7.00%, due 5/15/12			600,000	622,327
	John Deere Capital Corp.
	6.00%, due 2/15/09			500,000	510,880
	7.00%, due 3/15/12			950,000	1,051,112
	JPMorgan Chase & Co.
	6.625%, due 3/15/12			350,000	372,104
	7.00%, due 11/15/09			290,000	303,007
	7.875%, due 6/15/10			375,000	403,772
	Lehman Brothers Holdings, Inc.
	6.625%, due 1/18/12			325,000	328,102
❖	7.875%, due 8/15/10			1,607,000	1,645,388
	MBNA Corp.
	7.50%, due 3/15/12			700,000	776,927
	Merrill Lynch & Co., Inc.
	6.05%, due 5/16/16			575,000	545,631
	6.375%, due 10/15/08			350,000	353,247
	Series C
	6.46%, due 3/24/09	(c)		300,000	297,000
	7.00%, due 4/27/08			950,000	950,594
	Morgan Stanley
	5.375%, due 10/15/15			450,000	427,019
	6.75%, due 4/15/11			900,000	943,390
	8.00%, due 6/15/10			200,000	212,231
	Prudential Funding LLC
	6.60%, due 5/15/08	(d)		550,000	551,675
					20,700,771

	Electric (0.5%)
	Consolidated Edison Co. of New York
	7.50%, due 9/1/10			760,000	828,272

	Electrical Components & Equipment (0.6%)
	Emerson Electric Co.
	7.125%, due 8/15/10			1,082,000	1,173,361

	Food (4.0%)
	Campbell Soup Co.
	5.875%, due 10/1/08			450,000	456,949
	6.75%, due 2/15/11			1,000,000	1,082,449
	H.J. Heinz Finance Co.
	6.625%, due 7/15/11			700,000	744,808
	Hershey Co. (The)
	5.30%, due 9/1/11			450,000	467,711
	Kellogg Co.
	Series B
	6.60%, due 4/1/11			750,000	808,238
	Kraft Foods, Inc.
	6.25%, due 6/1/12			825,000	859,158
	Kroger Co. (The)
	6.20%, due 6/15/12			300,000	314,269
	Nabisco, Inc.
	7.55%, due 6/15/15			1,150,000	1,249,902
	Sysco International Co.
	6.10%, due 6/1/12			125,000	135,661
	Unilever Capital Corp.
	7.125%, due 11/1/10			650,000	712,690
	Wm. Wrigley Jr. Co.
	4.65%, due 7/15/15			500,000	503,828
					7,335,663

	Hand & Machine Tools (0.5%)
	Black & Decker Corp.
	7.125%, due 6/1/11			950,000	994,962

	Household Products & Wares (0.8%)
	Clorox Co. (The)
	6.125%, due 2/1/11			275,000	286,912
	Kimberly-Clark Corp.
	5.00%, due 8/15/13			1,200,000	1,253,851
					1,540,763

	Machinery - Construction & Mining (0.7%)
	Caterpillar, Inc.
	6.55%, due 5/1/11			400,000	436,148
	7.25%, due 9/15/09			784,000	828,536
					1,264,684

	Media (0.5%)
	Walt Disney Co. (The)
	6.375%, due 3/1/12			800,000	866,284

	Miscellaneous - Manufacturing (0.7%)
	Eaton Corp.
	5.30%, due 3/15/17			200,000	197,752
	Honeywell International, Inc.
	6.125%, due 11/1/11			200,000	216,527
	7.50%, due 3/1/10			775,000	835,298
					1,249,577

	Office & Business Equipment (0.2%)
	Pitney Bowes, Inc.
	4.875%, due 8/15/14			250,000	248,707
	5.60%, due 3/15/18			150,000	150,786
					399,493

	Oil & Gas (0.7%)
	ConocoPhillips
	8.75%, due 5/25/10			900,000	1,004,455
	Vastar Resources, Inc.
	6.50%, due 4/1/09			350,000	361,264
					1,365,719

	Oil & Gas Services (0.1%)
	Baker Hughes, Inc.
	6.00%, due 2/15/09			205,000	209,400

	Pharmaceuticals (1.9%)
	Cardinal Health, Inc.
	6.75%, due 2/15/11			550,000	583,042
	Eli Lilly & Co.
	6.00%, due 3/15/12			800,000	871,383
	Merck & Co., Inc.
	4.375%, due 2/15/13			500,000	513,262
	Pfizer, Inc.
	4.50%, due 2/15/14			400,000	414,366
	Wyeth
	6.95%, due 3/15/11			950,000	1,026,880
					3,408,933

	Retail (2.2%)
	Home Depot, Inc.
	5.25%, due 12/16/13			250,000	244,602
	J.C. Penney Co., Inc.
	8.00%, due 3/1/10			800,000	834,796
	Lowe's Cos., Inc.
	5.60%, due 9/15/12			120,000	125,706
	8.25%, due 6/1/10			250,000	278,308
	Nordstrom, Inc.
	5.625%, due 1/15/09			175,000	176,863
	Target Corp.
	6.35%, due 1/15/11			200,000	212,282
	7.50%, due 8/15/10			900,000	976,546
	Wal-Mart Stores, Inc.
	7.25%, due 6/1/13			1,000,000	1,142,236
					3,991,339

	Telecommunications (2.5%)
	AT&T Corp.
	7.30%, due 11/15/11			800,000	866,505
	BellSouth Capital Funding Corp.
	7.75%, due 2/15/10			650,000	691,856
	Motorola, Inc.
	8.00%, due 11/1/11			1,000,000	1,016,340
	New York Telephone Co.
	6.00%, due 4/15/08			175,000	175,090
	Southwestern Bell Telephone Corp.
	7.00%, due 7/1/15			350,000	379,028
	Verizon Global Funding Corp.
	7.25%, due 12/1/10			850,000	912,880
	7.375%, due 9/1/12			550,000	604,112
					4,645,811

	Total Corporate Bonds
	(Cost $73,044,110)				73,880,788

				Principal
				Amount	Value
	Yankee Bond (0.3%)	(e)
	Banks (0.3%)
	Barclays Bank PLC
	7.40%, due 12/15/09			450,000	479,822

	Total Yankee Bond
	(Cost $466,974)				479,822

	Total Long-Term Bonds
	(Cost $73,511,084)				74,360,610

				Principal
				Amount	Value
	Short-Term Investments (5.4%)
	Commercial Paper (0.2%)
	John Deere Bank
	2.32%, due 4/2/08			$400,000	399,974
	Total Commercial Paper
	(Cost $399,974)				399,974

				Shares	Value
	Investment Company (5.0%)
	State Street Navigator Securities Lending Prime Portfolio	(f)		9,233,182	9,233,182
	Total Investment Company
	(Cost $9,233,182)				9,233,182

				Principal
				Amount	Value
	U.S. Government (0.2%)
	United States Treasury Bills
	1.128%, due 4/24/08	(g)		$100,000	99,926
	1.145%, due 4/17/08			100,000	99,947
	1.392%, due 7/17/08			100,000	99,590

	Total U.S. Government
	(Cost $299,453)				299,463

	Total Short-Term Investments
	(Cost $9,532,635)				9,932,619

	Total Investments
	(Cost $198,916,736)	(i)		104.3%	192,120,015

	Liabilities in Excess of
	Cash and Other Assets			(4.3)	(7,901,169)

	Net Assets			100.0%	$184,218,846

				Contracts	Unrealized
				Long	Depreciation(h)
	Futures Contracts (-0.0%)	‡
	Standard & Poor's 500 Index
	Mini June 2008			9	$(15,515)

	Total Futures Contracts
	(Settlement Value $595,800)				$(15,515)

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $8,743,534; cash collateral of $9,233,182 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Floating rate. Rate shown is the rate in effect at March 31, 2008.
(d)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Segregated, or partially segregated as collateral for futures contracts.
(h)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2008.
(i)	At March 31, 2008, cost is $199,197,504 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$7,115,939
	Gross unrealized depreciation			(14,193,428)
	Net unrealized depreciation			$(7,077,489)

	MainStay VP Bond Portfolio
	Portfolio of Investments			†††	March 31, 2008 unaudited
					Principal
					Amount	Value
	Long-Term Bonds (99.1%)		†
	Asset-Backed Securities (7.9%)
	Automobiles (1.0%)
	Drive Auto Receivables Trust
	Series 2005-3, Class A4
	5.09%, due 6/17/13		(a) (b)		$1,000,000	$997,105
	Harley-Davidson Motorcycle Trust
	Series 2007-3, Class B
	6.04%, due 8/15/14				1,000,000	994,346
	Wachovia Auto Loan Owner Trust
	Series 2006-1, Class A3
	5.10%, due 7/20/11		(a)		5,000,000	5,046,006
						7,037,457

	Credit Cards (2.0%)
	Chase Issuance Trust
	Series 2005, Class A-10
	4.65%, due 12/17/12				2,750,000	2,818,744
	Series 2007-A17, Class A
	5.12%, due 10/15/14				8,000,000	8,270,963
	Nordstrom Private Label Credit Card
	Series 2007-1, Class A
	4.92%, due 5/15/13		(a)		3,000,000	3,090,166
						14,179,873

	Home Equity (4.9%)
	Ameriquest Mortgage Securities, Inc.
	Series 2003-13, Class AF6
	5.094%, due 1/25/34				1,977,000	1,881,429
	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2002-2, Class 1A5
	5.833%, due 4/25/32				582,768	597,626
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-1, Class A3
	5.706%, due 7/25/36		(b)		1,000,000	955,527
	Citifinancial Mortgage Securities, Inc.
	Series 2003-3, Class AF5
	4.553%, due 8/25/33				951,115	920,403
	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-WF2, Class A2C
	5.852%, due 5/25/36				1,000,000	1,003,488
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3
	5.555%, due 4/25/36		(c)		2,000,000	1,412,889
	Series 2006-S5, Class A3
	5.762%, due 6/25/35				2,000,000	1,349,200
	Series 2007-S1, Class A3
	5.81%, due 11/25/36		(c)		1,000,000	728,603
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C
	5.623%, due 2/25/37				1,000,000	709,309
	Series 2007-CB4, Class A2B
	5.723%, due 4/25/37				500,000	429,875
	Equity One ABS, Inc.
	Series 2003-4, Class AF6
	4.833%, due 10/25/34		(b)		1,500,000	1,372,329
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH1, Class AF3
	5.532%, due 11/25/36				1,000,000	972,860
	Series 2007-CH2, Class AF3
	5.552%, due 1/25/37				1,000,000	887,684
	Series 2007-CH1, Class AF1B
	5.935%, due 11/25/36				1,661,343	1,650,735
	Series 2006-WF1, Class A6
	6.00%, due 7/25/36				1,000,000	837,528
	Marriott Vacation Club Owner Trust
	Series 2007-2A, Class A
	5.808%, due 10/20/29		(a) (d)		4,200,037	3,910,150
	Morgan Stanley Mortgage Loan Trust
	Series 2006-17XS, Class A3A
	5.651%, due 10/25/46				2,000,000	1,841,452
	Popular ABS Mortgage Pass-Through Trust
	Series 2005-5, Class AF3
	5.086%, due 11/25/35		(c)		3,175,000	3,146,923
	Renaissance Home Equity Loan Trust
	Series 2006-1, Class AF4
	6.011%, due 5/25/36				5,000,000	4,234,826
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7
	4.97%, due 9/25/33		(b)		925,984	932,044
	Residential Asset Securities Corp.
	Series 2003-KS9, Class AI6
	4.71%, due 11/25/33		(c)		1,084,321	940,444
	Residential Funding Mortgage Securities II, Inc.
	Series 2007-HSA3, Class 1A3
	6.03%, due 5/25/37		(b) (c)		3,750,000	2,863,122
	Saxon Asset Securities Trust
	Series 2003-1, Class AF5
	4.955%, due 6/25/33		(b)		1,357,771	1,288,822
						34,867,268

	Total Asset-Backed Securities
	(Cost $60,211,625)					56,084,598

					Principal
					Amount	Value
	Corporate Bonds (22.6%)
	Aerospace & Defense (0.6%)
	Northrop Grumman Space & Mission Systems Corp.
	Series D
	6.38%, due 5/19/08				1,600,000	1,606,018
	Raytheon Co.
	5.375%, due 4/1/13				1,000,000	1,050,137
	6.40%, due 12/15/18				1,175,000	1,293,714
						3,949,869

	Agriculture (0.5%)
	Archer-Daniels-Midland Co.
	5.45%, due 3/15/18				3,400,000	3,417,908

	Auto Manufacturers (0.2%)
	DaimlerChrysler N.A. Holding Corp.
	8.00%, due 6/15/10				1,000,000	1,070,697

	Auto Parts & Equipment (0.3%)
	Johnson Controls, Inc.
	6.00%, due 1/15/36				1,975,000	1,877,684

	Banks (2.0%)
	Bank of America Corp.
	5.42%, due 3/15/17				1,000,000	991,897
	Bank of New York Mellon Corp. (The)
	4.50%, due 4/1/13				1,600,000	1,611,347
	Mellon Financial Corp.
	6.40%, due 5/14/11				1,125,000	1,194,895
	Mercantile-Safe Deposit & Trust Co.
	5.70%, due 11/15/11				750,000	809,669
	National City Corp.
	3.20%, due 4/1/08				1,000,000	1,000,000
	PNC Bank N.A.
	6.875%, due 4/1/18				1,000,000	1,016,963
	SunTrust Bank
	5.20%, due 1/17/17				875,000	787,167
	Wells Fargo & Co.
	4.375%, due 1/31/13				7,000,000	6,964,153
						14,376,091

	Building Materials (0.1%)
	Masco Corp.
	5.75%, due 10/15/08				925,000	931,057

	Chemicals (0.2%)
	Air Products & Chemicals, Inc.
	4.15%, due 2/1/13				1,400,000	1,401,765

	Commercial Services (0.0%)		‡
	McKesson Corp.
	5.25%, due 3/1/13				375,000	389,094

	Diversified Financial Services (4.8%)
	American General Finance Corp.
	5.375%, due 9/1/09				1,000,000	1,009,732
	6.90%, due 12/15/17				1,250,000	1,221,592
	Capital One Bank
	4.25%, due 12/1/08				1,000,000	985,605
	Caterpillar Financial Services Corp.
	4.85%, due 12/7/12				2,850,000	2,914,783
	5.45%, due 4/15/18				1,900,000	1,932,893
	Citigroup, Inc.
	6.125%, due 11/21/17				3,000,000	2,995,572
	General Electric Capital Corp.
	5.875%, due 1/14/38				2,775,000	2,674,706
	6.00%, due 6/15/12				3,500,000	3,731,700
	Goldman Sachs Group, Inc. (The)
	5.70%, due 9/1/12				1,000,000	1,026,577
	6.15%, due 4/1/18				5,400,000	5,391,986
	JPMorgan Chase & Co.
	4.60%, due 1/17/11				2,000,000	2,027,812
	6.00%, due 1/15/18				2,550,000	2,659,194
	Lehman Brothers Holdings, Inc.
	7.00%, due 9/27/27				500,000	462,165
	Morgan Stanley
	6.75%, due 4/15/11				2,000,000	2,096,422
	Pricoa Global Funding I
	4.625%, due 6/25/12		(a)		2,700,000	2,763,585
						33,894,324

	Electric (4.3%)
	Arizona Public Service Co.
	5.50%, due 9/1/35				1,275,000	1,006,697
	Carolina Power & Light Co.
	6.125%, due 9/15/33				500,000	503,974
	Commonwealth Edison Co.
	5.95%, due 8/15/16				750,000	761,780
	6.15%, due 9/15/17				1,040,000	1,067,678
	Consolidated Edison Co. of New York, Inc.
	3.85%, due 6/15/13				3,250,000	3,157,550
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10				3,500,000	3,505,089
	Series C
	4.25%, due 4/15/08				210,000	209,999
	Dominion Resources, Inc.
	Series D
	5.125%, due 12/15/09				4,225,000	4,324,765
	Entergy Mississippi, Inc.
	5.15%, due 2/1/13				500,000	503,853
	IES Utilities, Inc.
	Series B
	6.75%, due 3/15/11				500,000	532,616
	Nevada Power Co.
	6.50%, due 4/15/12				3,500,000	3,603,593
	Niagara Mohawk Power Corp.
	7.75%, due 10/1/08				750,000	763,164
	Pacific Gas & Electric Co.
	5.625%, due 11/30/17				3,000,000	3,081,858
	Peco Energy Co.
	5.35%, due 3/1/18				3,190,000	3,233,936
	Pepco Holdings, Inc.
	6.45%, due 8/15/12				2,125,000	2,264,253
	Progress Energy, Inc.
	6.30%, due 4/1/38				1,300,000	1,333,228
	Public Service Co. of New Mexico
	4.40%, due 9/15/08				500,000	498,954
						30,352,987

	Food (1.1%)
	Kellogg Co.
	Series B
	6.60%, due 4/1/11				2,000,000	2,155,302
	Kroger Co. (The)
	6.90%, due 4/15/38				2,040,000	2,071,069
	7.70%, due 6/1/29				1,000,000	1,097,675
	Safeway, Inc.
	6.50%, due 3/1/11				2,125,000	2,258,905
						7,582,951

	Gas (0.1%)
	Atmos Energy Corp.
	4.00%, due 10/15/09				1,000,000	995,200

	Home Builders (0.1%)
	Pulte Homes, Inc.
	7.875%, due 8/1/11				1,100,000	1,056,000

	Insurance (1.3%)
	CIGNA Corp.
	7.00%, due 1/15/11				500,000	518,648
	Everest Reinsurance Holdings, Inc.
	8.75%, due 3/15/10				2,000,000	2,201,336
	Hartford Financial Services Group, Inc. (The)
	5.55%, due 8/16/08				2,000,000	2,012,346
	Principal Life Income Funding Trust
	5.20%, due 11/15/10				1,000,000	1,027,048
	5.30%, due 12/14/12				3,600,000	3,687,584
						9,446,962

	Media (0.7%)
	Comcast Cable Communications Holdings, Inc.
	8.375%, due 3/15/13				2,100,000	2,332,745
	Time Warner Cable, Inc.
	5.85%, due 5/1/17				2,340,000	2,239,871
						4,572,616

	Mining (0.2%)
	Vulcan Materials Co.
	6.00%, due 4/1/09				1,500,000	1,548,264

	Miscellaneous - Manufacturing (0.3%)
	Parker Hannifin Corp.
	7.30%, due 5/15/11				2,000,000	2,314,394

	Oil & Gas (0.1%)
	Motiva Enterprises LLC
	5.20%, due 9/15/12		(a)		600,000	635,468

	Pharmaceuticals (0.7%)
	Abbott Laboratories
	6.15%, due 11/30/37				1,200,000	1,239,913
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36				2,000,000	1,934,040
	Eli Lilly & Co.
	4.50%, due 3/15/18				1,500,000	1,441,729
						4,615,682

	Pipelines (0.5%)
	Energy Transfer Partners, L.P.
	7.50%, due 7/1/38				3,250,000	3,258,236

	Real Estate (0.4%)
	AMB Property, L.P.
	5.45%, due 12/1/10				2,175,000	2,251,388
	Regency Centers, L.P.
	7.95%, due 1/15/11				750,000	782,173
						3,033,561

	Real Estate Investment Trusts (1.1%)
	AvalonBay Communities, Inc.
	6.625%, due 9/15/11				1,000,000	1,036,290
	Federal Realty Investment Trust
	5.65%, due 6/1/16				1,000,000	926,596
	Liberty Property, L.P.
	8.50%, due 8/1/10				500,000	533,110
	New Plan Excel Realty Trust
	4.50%, due 2/1/11				2,000,000	1,665,000
	5.25%, due 9/15/15				500,000	377,500
	ProLogis
	5.625%, due 11/15/16				500,000	454,667
	Rouse Co. (The)
	3.625%, due 3/15/09				1,000,000	941,651
	Weingarten Realty Investors
	7.00%, due 7/15/11				2,000,000	2,111,390
						8,046,204

	Retail (0.6%)
	Home Depot, Inc.
	5.875%, due 12/16/36				350,000	285,729
	J.C. Penney Co., Inc.
	8.00%, due 3/1/10				420,000	438,268
	Macy's Retail Holdings, Inc.
	6.30%, due 4/1/09				1,000,000	1,000,127
	McDonald's Corp.
	6.30%, due 3/1/38				2,560,000	2,619,131
						4,343,255

	Telecommunications (1.2%)
	AT&T, Inc.
	6.30%, due 1/15/38				1,000,000	966,925
	Embarq Corp.
	7.995%, due 6/1/36				250,000	228,314
	SBC Communications, Inc.
	5.10%, due 9/15/14				1,500,000	1,490,205
	5.875%, due 2/1/12				2,500,000	2,604,470
	Sprint Capital Corp.
	8.75%, due 3/15/32				715,000	604,175
	Verizon Communications, Inc.
	5.50%, due 2/15/18				2,425,000	2,361,865
						8,255,954

	Transportation (0.9%)
	Burlington Northern Santa Fe Corp.
	6.15%, due 5/1/37				1,175,000	1,127,416
	CSX Corp.
	7.45%, due 4/1/38				1,625,000	1,668,514
	Union Pacific Corp.
	5.75%, due 11/15/17				2,585,000	2,617,181
	United Parcel Service
	6.20%, due 1/15/38				850,000	909,214
						6,322,325

	Trucking & Leasing (0.3%)
	TTX Co.
	5.00%, due 4/1/12		(a)		2,050,000	2,180,999

	Total Corporate Bonds
	(Cost $158,771,065)					159,869,547

					Principal
					Amount	Value
	Foreign Bonds (1.6%)
	Banks (0.4%)
	Barclays Bank PLC
	5.45%, due 9/12/12				2,000,000	2,048,482
	Nordea Bank Sweden AB
	5.25%, due 11/30/12		(a)		800,000	829,402
						2,877,884

	Beverages (0.3%)
	Diageo Capital PLC
	5.125%, due 1/30/12				2,350,000	2,420,928

	Food (0.1%)
	Tesco PLC
	5.50%, due 11/15/17		(a)		1,000,000	1,020,139

	Real Estate (0.3%)
	Westfield Capital Corp., Ltd./WT Finance Aust Pty,
	Ltd./WEA Finance LLC
	4.375%, due 11/15/10		(a)		2,000,000	1,960,588

	Telecommunications (0.5%)
	Telecom Italia Capital S.A.
	4.00%, due 1/15/10				375,000	367,868
	5.25%, due 10/1/15				250,000	227,127
	Telefonica Europe B.V.
	7.75%, due 9/15/10				500,000	536,370
	Vodafone Group PLC
	7.75%, due 2/15/10				2,000,000	2,119,540
						3,250,905

	Total Foreign Bonds
	(Cost $11,323,215)					11,530,444

					Principal
					Amount	Value
	Mortgage-Backed Securities (8.0%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (8.0%)
	Banc of America Commercial Mortgage, Inc.
	Series 2006-6, Class A2
	5.309%, due 10/10/45				3,500,000	3,440,059
	Series 2006-4, Class A3A
	5.60%, due 7/10/46		(c)		1,000,000	983,741
	Series 2006-2, Class AAB
	5.722%, due 5/10/45		(c)		2,000,000	2,019,367
	Banc of America Funding Corp.
	Series 2006-7, Class T2A3
	5.695%, due 10/25/36				1,000,000	1,053,161
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-8, Class A4
	5.098%, due 8/25/35		(a) (c)		500,000	469,385
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW11, Class A3
	5.457%, due 3/11/39		(c)		1,000,000	965,555
	Series 2006-PW11, Class AM
	5.457%, due 3/11/39		(c)		500,000	461,394
	Series 2006-PW13, Class A3
	5.518%, due 9/11/41				1,000,000	944,623
	Series 2006-PW12, Class AAB
	5.686%, due 9/11/38		(c)		1,000,000	992,203
	Series 2007-PW17, Class A3
	5.736%, due 6/11/50				1,000,000	971,464
	Series 2007-T28, Class A3
	5.793%, due 9/11/42				5,000,000	4,871,610
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2007-HY3, Class 4A1
	5.998%, due 6/25/47		(c)		3,261,598	2,944,895
	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1, Class AM
	5.555%, due 2/15/39		(c)		5,000,000	4,636,033
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-CB16, Class A3B
	5.579%, due 5/12/45		(c)		1,000,000	943,452
	Series 2007-CIBC19, Class A3
	5.747%, due 2/12/49		(c)		6,000,000	5,674,474
	Series 2007-CB20, Class A3
	5.819%, due 2/12/51				1,000,000	976,291
	Series 2007-LD12, Class A3
	5.991%, due 2/15/51		(c)		1,000,000	987,843
	LB-UBS Commercial Mortgage Trust
	Series 2007-C2, Class A3
	5.43%, due 2/15/40				5,000,000	4,853,914
	Series 2007-C6, Class AAB
	5.855%, due 7/15/40				1,000,000	1,008,024
	Series 2006-C4, Class AAB
	5.858%, due 6/15/32		(c)		1,225,000	1,228,006
	Series 2007-C6, Class A3
	5.933%, due 7/15/40				1,000,000	969,233
	Merrill Lynch Mortgage Trust
	Series 2005-LC1, Class A3
	5.289%, due 1/12/44		(c)		2,500,000	2,456,007
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2007-8, Class A2
	5.92%, due 8/12/49		(c)		1,000,000	1,025,845
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB
	5.654%, due 4/15/49		(c)		1,000,000	994,082
	Series 2006-HQ9, Class AM
	5.773%, due 7/12/44		(c)		1,000,000	927,319
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2006-8, Class 4A3
	5.736%, due 9/25/36		(c)		1,000,000	771,658
	TBW Mortgage-Backed Pass-Through Certificates
	Series 2006-6, Class A2B
	5.66%, due 1/25/37				2,000,000	1,857,863
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class AM
	5.339%, due 11/15/48				2,000,000	1,792,546
	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR12, Class 2A1
	5.75%, due 10/25/36		(c)		5,709,093	5,327,441

	Total Mortgage-Backed Securities
	(Cost $59,418,850)					56,547,488

					Principal
					Amount	Value
	U.S. Government & Federal Agencies (58.6%)
	Federal Home Loan Mortgage Corporation (4.1%)
❖	4.50%, due 1/15/14				15,000,000	15,777,195
❖	4.75%, due 3/5/12				10,000,000	10,647,980
	6.25%, due 7/15/32				2,000,000	2,384,008
						28,809,183
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (23.6%)
	4.50%, due 4/1/22				2,709,648	2,698,693
	4.50%, due 5/1/22				75,164	74,754
	4.50%, due 5/1/35				210,580	203,085
	4.50%, due 8/1/35				432,016	416,638
	4.50%, due 9/1/35				1,974,680	1,904,392
	4.50%, due 10/1/35				449,514	433,513
	4.50%, due 11/1/37				1,594,473	1,537,097
	5.00%, due 10/1/20				1,464,708	1,482,674
	5.00%, due 12/1/20				4,520,996	4,576,452
	5.00%, due 1/1/21				727,680	736,072
	5.00%, due 5/1/21				1,338,398	1,354,815
	5.00%, due 8/1/35				5,992,375	5,942,857
	5.00%, due 10/1/36				242,529	240,397
	5.00%, due 6/1/37				5,193,269	5,147,125
❖	5.00%, due 8/1/37				8,875,448	8,796,586
	5.00%, due 1/1/38				994,084	985,198
	5.00%, due 2/1/38				3,461,587	3,430,829
	5.00%, due 4/1/38	TBA	(e)		3,000,000	3,030,000
	5.433%, due 1/1/36		(c)		5,976,822	6,016,731
	5.50%, due 12/1/18				1,194,295	1,224,906
	5.50%, due 9/1/21				2,429,062	2,481,723
	5.50%, due 9/1/22				3,198,915	3,265,807
	5.50%, due 12/1/22				2,381,121	2,430,913
	5.50%, due 1/1/36				181,835	183,962
❖	5.50%, due 6/1/37				20,565,462	20,786,598
	5.50%, due 7/1/37				9,011,225	9,108,121
	5.50%, due 8/1/37				3,461,066	3,498,282
❖	5.50%, due 9/1/37				14,678,419	14,836,253
	5.50%, due 11/1/37				968,191	978,602
	5.50%, due 12/1/37				4,376,942	4,424,007
	5.50%, due 1/1/38				4,296,902	4,343,106
	5.50%, due 4/1/38	TBA	(e)		4,000,000	4,038,752
	5.611%, due 1/1/37		(c)		2,576,121	2,593,514
	6.00%, due 8/1/21				1,952,574	2,010,909
	6.00%, due 8/1/36				8,250,626	8,470,696
	6.00%, due 2/1/37				976,288	1,002,329
	6.00%, due 6/1/37				6,480,203	6,651,150
	6.00%, due 8/1/37				5,576,782	5,723,896
❖	6.00%, due 9/1/37				9,759,015	10,016,457
	6.00%, due 11/1/37				2,749,945	2,822,488
	6.075%, due 9/1/37		(c)		4,959,702	5,038,564
	6.50%, due 7/1/17				205,432	214,972
	6.50%, due 11/1/35				313,286	326,102
	7.00%, due 1/1/33				1,098,603	1,163,053
	7.00%, due 9/1/33				376,925	398,662
						167,041,732
	Federal National Mortgage Association (1.5%)
❖	4.375%, due 9/13/10				10,000,000	10,456,370

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (6.1%)
	4.00%, due 10/1/20				905	883
	4.00%, due 3/1/22				477,555	466,049
	5.00%, due 1/1/21				269,974	273,121
	5.00%, due 8/1/22				3,444,820	3,481,126
	5.00%, due 5/1/37				5,189,252	5,140,151
	5.00%, due 11/1/37				199,072	197,188
	5.00%, due 4/1/38	TBA	(e)		9,000,000	8,907,192
	5.385%, due 1/1/36		(c)		1,797,178	1,817,478
	5.50%, due 5/1/16				93,225	95,699
	5.50%, due 7/1/22				1,633,847	1,669,293
	5.50%, due 7/1/35				630,571	637,823
	5.957%, due 7/1/36		(c)		948,416	961,397
	6.00%, due 2/1/14				306,957	317,081
	6.00%, due 1/1/36				1,082,363	1,110,026
	6.00%, due 6/1/36				2,366,343	2,426,824
	6.00%, due 7/1/36				1,855,375	1,902,796
	6.00%, due 6/1/37				1,930,071	1,978,921
	6.00%, due 7/1/37				1,959,198	2,008,785
	6.00%, due 4/1/38	TBA	(e)		2,000,000	2,048,750
	6.50%, due 11/1/09				62,745	63,374
	6.50%, due 10/1/37				1,493,403	1,547,978
	6.50%, due 4/1/38	TBA	(e)		5,000,000	5,178,125
	7.00%, due 9/1/37				500,000	525,204
	7.00%, due 10/1/37				37,632	39,529
	7.00%, due 11/1/37				33,342	35,023
	7.50%, due 7/1/28				131,928	142,799
						42,972,615
	Government National Mortgage Association (Collateralized Mortgage Obligations) (1.9%)
	Series 2003-96, Class C
	4.396%, due 1/16/24				3,000,000	3,031,340
	Series 2005-87, Class B
	5.116%, due 1/16/28		(c)		5,000,000	5,148,471
	Series 2002-35, Class D
	6.273%, due 1/16/27		(c)		5,000,000	5,318,510
						13,498,321
	Government National Mortgage Association (Mortgage Pass-Through Securities) (4.3%)
	4.50%, due 9/15/35				484,211	470,594
	5.00%, due 12/15/37				93,684	93,805
	5.00%, due 4/1/38	TBA	(e)		2,400,000	2,399,251
	5.50%, due 7/15/35				1,414,857	1,445,675
	5.50%, due 8/15/35				656,563	670,864
	5.50%, due 5/15/36				847,955	866,097
	5.50%, due 7/15/36				2,850,820	2,911,814
	5.50%, due 11/15/36				795,700	812,724
	5.50%, due 5/15/37				1,278,539	1,305,676
	5.50%, due 4/1/38	TBA	(e)		1,000,000	1,019,375
	6.00%, due 1/15/36				2,187,467	2,260,900
	6.00%, due 4/15/36				846,951	875,383
	6.00%, due 10/15/36				893,666	923,667
	6.00%, due 4/15/37				121,721	125,802
	6.00%, due 9/15/37				4,946,933	5,112,804
	6.00%, due 10/15/37				1,991,139	2,057,903
	6.00%, due 11/15/37				1,875,850	1,938,748
	6.50%, due 1/15/36				798,520	830,962
	6.50%, due 3/15/36				409,152	425,775
	6.50%, due 6/15/36				1,523,963	1,585,879
	6.50%, due 9/15/36				411,867	428,601
	6.50%, due 7/15/37				1,653,035	1,720,202
	7.00%, due 7/15/31				119,429	127,564
						30,410,065
	United States Treasury Notes (17.1%)
❖	2.75%, due 2/28/13		(f)		70,355,000	71,322,381
	3.25%, due 12/31/09		(f)		8,000,000	8,220,624
❖	3.50%, due 2/15/18		(f)		25,740,000	25,888,803
❖	3.625%, due 12/31/12		(f)		13,000,000	13,697,736
	4.25%, due 8/15/14				2,000,000	2,185,938
						121,315,482

	Total U.S. Government & Federal Agencies
	(Cost $407,932,827)					414,503,768

					Principal
					Amount	Value
	Yankee Bonds (0.4%)		(g)
	Beverages (0.2%)
	Molson Coors Capital Finance ULC
	4.85%, due 9/22/10				1,500,000	1,528,760

	Pipelines (0.1%)
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13				500,000	485,832

	Transportation (0.1%)
	Canadian National Railway Co.
	6.375%, due 11/15/37				660,000	645,510

	Total Yankee Bonds
	(Cost $2,615,973)					2,660,102

	Total Long-Term Bonds
	(Cost $700,273,555)					701,195,947

					Principal
					Amount	Value
	Short-Term Investments (20.8%)
	Federal Agency (4.6%)
	Federal National Mortgage Association (Discount Note)
	1.65%, due 4/1/08				32,530,000	32,530,000

	Total Federal Agency
	(Cost $32,530,000)					32,530,000

					Shares	Value
	Investment Company (16.2%)
	State Street Navigator Securities Lending Prime Portfolio		(h)		114,807,848	114,807,848
	Total Investment Company
	(Cost $114,807,848)					114,807,848

	Total Short-Term Investments
	(Cost $147,337,848)					147,337,848

	Total Investments
	(Cost $847,611,403)		(i)		119.9%	848,533,795

	Liabilities in Excess of
	Cash and Other Assets				(19.9)	(140,585,694)

	Net Assets				100.0%	$707,948,101

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment. The total market value of the securities at March 31, 2008 is $8,408,949, which represents 1.2% of the Portfolio's net assets.
(c)	Floating rate. Rate shown is the rate in effect at March 31, 2008.
(d)	Illiquid security. The total market value of the security at March 31, 2008 is $3,910,150, which represents 0.6% of the Portfolio's net assets.
(e)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2008 is $26,615,445, which represents 3.8% of the Portfolio's net assets.

(f)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $112,464,953; cash collateral of $114,807,848 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	At March 31, 2008, cost is $847,715,991 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation				$10,060,247
	Gross unrealized depreciation				(9,242,443)
	Net unrealized appreciation				$817,804

	MainStay VP Capital Appreciation Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (93.7%)	†
	Aerospace & Defense (3.9%)
	Precision Castparts Corp.		142,700	$14,566,816
	United Technologies Corp.		136,800	9,414,576
				23,981,392

	Beverages (2.4%)
	Coca-Cola Co. (The)		161,300	9,818,331
	PepsiCo, Inc.		66,600	4,808,520
				14,626,851

	Biotechnology (3.3%)
	Celgene Corp.	(a)	140,300	8,598,987
	Genentech, Inc.	(a)	99,500	8,077,410
	Gilead Sciences, Inc.	(a)	72,300	3,725,619
				20,402,016

	Capital Markets (0.7%)
	Goldman Sachs Group, Inc. (The)		26,300	4,349,757

	Chemicals (0.6%)
	Praxair, Inc.		47,300	3,984,079

	Commercial Services & Supplies (0.6%)
	Manpower, Inc.		65,000	3,656,900

	Communications Equipment (3.1%)
	Cisco Systems, Inc.	(a)	503,100	12,119,679
	Research In Motion, Ltd.	(a)	66,100	7,418,403
				19,538,082

	Computers & Peripherals (7.3%)
❖	Apple, Inc.	(a)	141,900	20,362,650
	EMC Corp.	(a)	306,800	4,399,512
❖	Hewlett-Packard Co.		362,300	16,542,618
	NetApp, Inc.	(a)	212,100	4,252,605
				45,557,385

	Diversified Financial Services (1.9%)
	IntercontinentalExchange, Inc.	(a)	89,600	11,692,800

	Electronic Equipment & Instruments (2.0%)
	Amphenol Corp. Class A		337,400	12,568,150

	Energy Equipment & Services (9.2%)
	Baker Hughes, Inc.		66,900	4,582,650
	Cameron International Corp.	(a)	297,400	12,383,736
❖	Halliburton Co.		381,900	15,020,127
	National Oilwell Varco, Inc.	(a)	217,500	12,697,650
	Smith International, Inc.		115,100	7,392,873
	Transocean, Inc.	(a)	40,300	5,448,560
				57,525,596

	Food & Staples Retailing (1.3%)
	Wal-Mart Stores, Inc.		156,500	8,244,420

	Health Care Equipment & Supplies (0.9%)
	St. Jude Medical, Inc.	(a)	128,300	5,541,277

	Health Care Providers & Services (1.0%)
	Medco Health Solutions, Inc.	(a)	145,100	6,353,929

	Hotels, Restaurants & Leisure (0.2%)
	International Game Technology		29,600	1,190,216

	Household Products (1.0%)
	Colgate-Palmolive Co.		79,100	6,162,681

	Independent Power Producers & Energy Traders (2.2%)
	NRG Energy, Inc.	(a)	347,600	13,552,924

	Insurance (2.9%)
	Assurant, Inc.		200,900	12,226,774
	Prudential Financial, Inc.		70,800	5,540,100
				17,766,874

	Internet Software & Services (3.5%)
	Akamai Technologies, Inc.	(a)	269,400	7,586,304
	Google, Inc. Class A	(a)	32,600	14,359,322
				21,945,626

	IT Services (0.7%)
	Cognizant Technology Solutions Corp. Class A	(a)	162,300	4,679,109

	Life Sciences Tools & Services (3.1%)
❖	Thermo Fisher Scientific, Inc.	(a)	336,000	19,098,240

	Machinery (0.9%)
	Caterpillar, Inc.		73,400	5,746,486

	Media (2.3%)
	DIRECTV Group, Inc. (The)	(a)	568,600	14,095,594

	Metals & Mining (4.5%)
	Allegheny Technologies, Inc.		93,700	6,686,432
❖	Southern Copper Corp.	(b)	205,900	21,378,597
				28,065,029

	Multiline Retail (1.4%)
	Kohl's Corp.	(a)	209,100	8,968,299

	Multi-Utilities (1.4%)
	CenterPoint Energy, Inc.		599,000	8,547,730

	Oil, Gas & Consumable Fuels (7.3%)
	ExxonMobil Corp.		106,300	8,990,854
❖	Williams Cos., Inc.		486,800	16,054,664
❖	XTO Energy, Inc.		333,625	20,638,042
				45,683,560

	Pharmaceuticals (1.3%)
	Merck & Co., Inc.		62,800	2,383,260
	Schering-Plough Corp.		413,100	5,952,771
				8,336,031

	Road & Rail (1.7%)
	Norfolk Southern Corp.		194,500	10,565,240

	Semiconductors & Semiconductor Equipment (4.9%)
	Intel Corp.		210,500	4,458,390
❖	MEMC Electronic Materials, Inc.	(a)	243,200	17,242,880
	NVIDIA Corp.	(a)	435,550	8,619,535
				30,320,805

	Software (6.0%)
❖	Microsoft Corp.		742,100	21,060,798
❖	Oracle Corp.	(a)	834,900	16,330,644
				37,391,442

	Specialty Retail (6.6%)
	Abercrombie & Fitch Co. Class A		139,700	10,217,658
	American Eagle Outfitters, Inc.		362,000	6,338,620
	AutoZone, Inc.	(a)	87,400	9,948,742
	TJX Cos., Inc.		449,200	14,855,044
				41,360,064

	Textiles, Apparel & Luxury Goods (2.1%)
	Coach, Inc.	(a)	223,200	6,729,480
	Polo Ralph Lauren Corp.	(b)	106,600	6,213,714
				12,943,194

	Tobacco (1.5%)
	Altria Group, Inc.		127,500	2,830,500
	Philip Morris International, Inc.	(a)	127,500	6,448,950
				9,279,450

	Total Common Stocks
	(Cost $522,179,461)			583,721,228

			Shares	Value
	Short-Term Investment (2.8%)
	Investment Company (2.8%)
	State Street Navigator Securities Lending Prime Portfolio	(c)	17,121,387	17,121,387

	Total Short-Term Investment
	(Cost $17,121,387)			17,121,387

	Total Investments
	(Cost $539,300,848)	(d)	96.5%	600,842,615

	Cash and Other Assets,
	Less Liabilities		3.5	21,843,124

	Net Assets		100.0%	$622,685,739

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $16,677,912; cash collateral of $17,121,387 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	At March 31, 2008, cost is $539,300,848 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$103,805,202
	Gross unrealized depreciation		(42,263,435)
	Net unrealized appreciation		$61,541,767

	MainStay VP Cash Management Portfolio
	Portfolio of Investments		March 31, 2008 unaudited
			Principal	Amortized
			Amount	Cost
	Short-Term Investments (100.2%)	†
	Commercial Paper (69.5%)
	Abbey National North America LLC
	2.87%, due 5/28/08		$4,050,000	$4,031,596
	4.04%, due 4/10/08		4,725,000	4,720,228
	4.07%, due 5/8/08		5,800,000	5,775,738
	4.30%, due 5/5/08		1,600,000	1,593,502
	Abbott Laboratories
	2.08%, due 4/11/08	(a)	4,500,000	4,497,400
	2.15%, due 4/3/08	(a)	8,000,000	7,999,044
	2.15%, due 4/4/08	(a)	1,850,000	1,849,669
	2.15%, due 4/8/08	(a)	1,680,000	1,679,298
	Allianz Finance Corp.
	2.07%, due 4/17/08	(a)	3,000,000	2,997,240
	2.60%, due 5/20/08	(a)	7,800,000	7,772,397
	2.80%, due 4/7/08	(a)	2,000,000	1,999,067
	American Express Credit Corp.
	3.00%, due 4/16/08		5,000,000	4,993,750
	3.05%, due 4/28/08		6,000,000	5,986,275
	4.05%, due 4/4/08		4,000,000	3,998,650
	American General Finance Corp.
	2.70%, due 6/19/08		5,500,000	5,467,412
	2.80%, due 7/8/08		4,000,000	3,969,511
	2.82%, due 5/20/08		1,000,000	996,161
	2.88%, due 5/5/08		5,000,000	4,986,400
	American Honda Finance Corp.
	2.85%, due 4/11/08		6,000,000	5,995,250
	AstraZeneca PLC
	2.85%, due 6/16/08	(a)	3,000,000	2,981,950
	3.00%, due 7/31/08	(a)	1,400,000	1,385,884
	3.00%, due 8/4/08	(a)	4,100,000	4,057,292
	4.13%, due 6/3/08	(a)	2,000,000	1,985,545
	4.20%, due 4/7/08	(a)	5,000,000	4,996,500
	Atlantis One Funding Corp.
	3.08%, due 5/9/08	(a)	2,925,000	2,915,490
	4.58%, due 4/2/08	(a)	4,675,000	4,674,405
	Australia & New Zealand Banking Group, Ltd.
	2.65%, due 6/2/08	(a)	5,000,000	4,977,181
	4.00%, due 4/21/08	(a)	5,000,000	4,988,889
	4.86%, due 4/14/08	(a)	3,000,000	2,994,735
	Bank of America Corp.
	2.40%, due 4/9/08		3,000,000	2,998,400
	3.22%, due 4/22/08		6,000,000	5,988,730
	Bayerische Landesbank Girozentrale/New York
	2.69%, due 8/13/08		5,500,000	5,444,930
	3.02%, due 6/30/08		7,150,000	7,096,018
	3.09%, due 5/12/08		2,950,000	2,939,619
	BNP Paribas Finance, Inc.
	3.115%, due 5/30/08		4,325,000	4,302,920
	4.693%, due 4/16/08		7,000,000	6,986,312
	4.70%, due 4/7/08		3,000,000	2,997,650
	Caterpillar Financial Services Corp.
	2.21%, due 4/15/08		5,975,000	5,969,865
	ChevronTexaco Funding Corp.
	2.55%, due 4/10/08		4,025,000	4,022,434
	2.60%, due 4/23/08		5,000,000	4,992,056
	2.80%, due 4/3/08		5,500,000	5,499,144
	Deutsche Bank Financial LLC
	3.01%, due 5/5/08		6,000,000	5,982,943
	3.01%, due 5/6/08		2,500,000	2,492,684
	3.06%, due 4/7/08		6,000,000	5,996,940
	Dexia Delaware LLC
	2.54%, due 4/1/08		8,000,000	8,000,000
	Electricite de France
	2.55%, due 5/8/08		7,800,000	7,779,557
	European Investment Bank
	2.51%, due 6/9/08		6,000,000	5,971,135
	General Electric Capital Corp.
	3.22%, due 4/23/08		4,000,000	3,992,129
	3.70%, due 5/13/08		7,000,000	6,969,783
	4.39%, due 4/21/08		6,000,000	5,985,367
	Greenwich Capital Holdings, Inc.
	4.95%, due 4/8/08		6,000,000	5,994,225
	Harvard University
	2.05%, due 5/27/08		8,000,000	7,974,489
	HSBC Finance Corp.
	2.83%, due 6/5/08		6,500,000	6,466,787
	2.91%, due 5/14/08		3,500,000	3,487,835
	ING U.S. Funding LLC
	2.82%, due 4/29/08		2,500,000	2,494,517
	4.25%, due 4/9/08		4,000,000	3,996,222
	4.63%, due 4/9/08		3,275,000	3,271,630
	4.73%, due 5/2/08		6,000,000	5,975,561
	International Business Machines Corp.
	2.17%, due 5/1/08	(a)	8,175,000	8,160,217
	2.48%, due 4/15/08	(a)	3,600,000	3,596,528
	Johnson & Johnson
	2.65%, due 4/18/08	(a)	3,700,000	3,695,370
	3.45%, due 4/15/08	(a)	7,000,000	6,990,608
	JPMorgan Chase & Co.
	3.05%, due 4/22/08		3,000,000	2,994,663
	3.70%, due 4/17/08		5,400,000	5,391,120
	4.60%, due 4/17/08		4,900,000	4,889,982
	Lloyds TSB Bank PLC
	2.55%, due 8/18/08		1,750,000	1,732,770
	2.60%, due 4/16/08		4,000,000	3,995,667
	2.95%, due 5/30/08		4,000,000	3,980,661
	4.65%, due 4/28/08		6,000,000	5,979,075
	Metlife Funding, Inc.
	2.84%, due 4/9/08		4,000,000	3,997,476
	2.85%, due 4/4/08		4,000,000	3,999,050
	Minnesota Mining & Manufacturing Co.
	1.90%, due 5/6/08		7,000,000	6,987,069
	1.90%, due 5/13/08		8,000,000	7,982,267
	Morgan Stanley
	2.94%, due 8/21/08		2,500,000	2,471,008
	4.69%, due 5/12/08		5,000,000	4,973,293
	National Australia Funding Delaware, Inc.
	2.90%, due 5/27/08	(a)	8,000,000	7,963,911
	2.90%, due 5/28/08	(a)	7,500,000	7,465,563
	Nationwide Building Society
	2.75%, due 11/7/08	(a)	4,150,000	4,080,257
	3.21%, due 5/23/08	(a)	2,000,000	1,990,726
	4.82%, due 4/24/08	(a)	5,500,000	5,483,063
	Nestle Capital Corp.
	2.45%, due 5/23/08	(a)	2,500,000	2,491,153
	2.70%, due 5/23/08		2,525,000	2,515,153
	2.74%, due 6/6/08	(a)	4,000,000	3,979,906
	3.73%, due 6/6/08		6,300,000	6,256,918
	Pfizer, Inc.
	2.55%, due 9/5/08	(a)	3,900,000	3,856,629
	4.41%, due 5/14/08	(a)	5,000,000	4,973,662
	4.43%, due 4/29/08	(a)	6,500,000	6,477,604
	Private Export Funding Corp.
	2.65%, due 5/21/08	(a)	800,000	797,056
	2.95%, due 5/29/08	(a)	6,525,000	6,493,988
	3.55%, due 5/19/08	(a)	7,000,000	6,966,867
	Prudential Funding LLC
	3.75%, due 5/15/08		6,500,000	6,470,208
	4.43%, due 4/4/08		6,000,000	5,997,784
	Rabobank USA Finance Corp.
	3.61%, due 5/1/08		6,000,000	5,981,950
	Royal Bank of Canada
	2.87%, due 6/4/08		5,000,000	4,974,489
	2.98%, due 5/22/08		5,000,000	4,978,892
	3.57%, due 5/16/08		5,400,000	5,375,902
	Royal Bank of Scotland
	2.85%, due 6/26/08		4,175,000	4,146,575
	4.84%, due 5/7/08		4,625,000	4,602,615
	Societe Generale North America, Inc.
	2.80%, due 4/1/08		2,500,000	2,500,000
	2.93%, due 7/8/08		5,200,000	5,158,524
	4.88%, due 4/18/08		5,000,000	4,988,478
	4.92%, due 4/11/08		3,375,000	3,370,387
	Svenska Handelsbanken, Inc.
	2.97%, due 5/12/08		6,000,000	5,979,705
	3.02%, due 4/8/08		6,625,000	6,621,109
	3.02%, due 4/17/08		2,375,000	2,371,812
	Swedish Export Credit Corp.
	2.77%, due 5/22/08		7,000,000	6,972,531
	Swiss RE Financial Products Corp.
	2.82%, due 8/11/08	(a)	4,700,000	4,651,402
	2.83%, due 8/14/08	(a)	3,000,000	2,968,162
	2.95%, due 4/24/08	(a)	7,550,000	7,535,770
	Toyota Motor Credit Corp.
	2.45%, due 7/11/08		7,500,000	7,448,448
	3.25%, due 4/25/08		3,000,000	2,993,500
	3.65%, due 4/23/08		5,000,000	4,988,847
	3.99%, due 5/6/08		4,000,000	3,984,483
	USAA Capital Corp.
	2.76%, due 5/15/08		7,500,000	7,474,700
	Wal-Mart Stores, Inc.
	2.70%, due 4/29/08	(a)	2,500,000	2,494,750
	3.58%, due 4/1/08	(a)	7,000,000	7,000,000
				554,976,644

	Corporate Bonds (3.3%)
	Bank of America N.A.
	2.764%, due 12/18/08	(b)	6,375,000	6,370,726
	International Business Machines Corp.
	3.088%, due 9/8/08	(a) (b)	4,600,000	4,598,888
	Wachovia Bank N.A.
	2.599%, due 2/23/09	(b)	5,250,000	5,237,923
	3.50%, due 8/15/08		3,700,000	3,676,491
	4.673%, due 10/3/08	(b)	6,600,000	6,596,078
				26,480,106

	Federal Agencies (27.0%)
	Federal Home Loan Bank
	2.389%, due 12/24/08	(b)	6,000,000	6,000,000
	2.70%, due 3/17/09		8,000,000	8,000,000
	2.75%, due 2/20/09		7,800,000	7,800,000
	2.765%, due 12/12/08	(b)	6,000,000	6,000,000
	3.75%, due 1/16/09		7,600,000	7,600,000
	4.50%, due 11/5/08		6,000,000	6,000,401
	Federal Home Loan Bank (Discount Notes)
	1.72%, due 4/2/08		6,500,000	6,499,689
	2.09%, due 5/28/08		4,500,000	4,485,109
	2.13%, due 4/18/08		4,000,000	3,995,977
	2.15%, due 6/10/08		6,875,000	6,846,259
	2.19%, due 6/4/08		1,925,000	1,917,505
	2.42%, due 6/4/08		6,675,000	6,646,283
	2.535%, due 8/22/08		6,575,000	6,508,793
	2.67%, due 5/7/08		4,800,000	4,787,184
	2.70%, due 4/18/08		4,375,000	4,369,422
	2.70%, due 5/16/08		3,825,000	3,812,091
	2.705%, due 5/14/08		5,500,000	5,482,229
	2.89%, due 4/25/08		5,725,000	5,713,970
	3.90%, due 5/21/08		130,000	129,295
	4.155%, due 5/21/08		6,000,000	5,965,375
	4.16%, due 5/7/08		1,325,000	1,319,488
	Federal Home Loan Mortgage Corporation (Discount Notes)
	2.08%, due 5/5/08		8,000,000	7,984,284
	2.49%, due 6/2/08		6,400,000	6,372,555
	2.50%, due 9/12/08		5,275,000	5,214,924
	2.56%, due 6/27/08		4,525,000	4,497,005
	2.64%, due 5/27/08		5,300,000	5,278,235
	3.59%, due 4/14/08		9,150,000	9,138,139
	4.11%, due 4/25/08		2,900,000	2,892,054
	Federal National Mortgage Association
	3.375%, due 1/23/09		7,700,000	7,700,000
	Federal National Mortgage Association (Discount Notes)
	1.88%, due 4/30/08		8,450,000	8,437,203
	2.05%, due 6/4/08		4,300,000	4,284,329
	2.145%, due 8/27/08		7,775,000	7,706,437
	2.42%, due 6/13/08		5,000,000	4,975,464
	2.56%, due 5/21/08		5,100,000	5,081,867
	3.92%, due 5/9/08		4,175,000	4,157,725
	4.11%, due 5/19/08		5,875,000	5,842,805
	4.16%, due 4/22/08		5,050,000	5,037,746
	4.18%, due 4/10/08		5,000,000	4,994,775
	4.22%, due 4/30/08		6,150,000	6,129,094
				215,603,711

	Medium-Term Note (0.4%)
	American Honda Finance Corp.
	2.964%, due 9/18/08	(a) (b)	3,200,000	3,200,000

	Total Short-Term Investments
	(Amortized Cost $800,260,461)	(c)	100.2%	800,260,461

	Liabilities in Excess of
	Cash and Other Assets		(0.2)	(1,883,335)

	Net Assets		100.0%	$798,377,126

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate. Rate shown is the rate in effect at March 31, 2008.
(c)	The cost stated also represents the aggregate cost for federal income tax purposes.

	MainStay VP Common Stock Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (99.3%)	†
	Aerospace & Defense (2.9%)
	Boeing Co. (The)		134,022	$9,967,216
	Goodrich Corp.		5,222	300,317
	L-3 Communications Holdings, Inc.		34,632	3,786,663
	Lockheed Martin Corp.		84,049	8,346,066
	Northrop Grumman Corp.		37,893	2,948,454
	Raytheon Co.		16,381	1,058,376
				26,407,092

	Air Freight & Logistics (0.7%)
	FedEx Corp.		65,157	6,038,099

	Airlines (0.4%)
	Southwest Airlines Co.		283,729	3,518,240

	Auto Components (0.1%)
	BorgWarner, Inc.		30,923	1,330,617

	Beverages (2.4%)
	Coca-Cola Co. (The)		153,085	9,318,284
	Coca-Cola Enterprises, Inc.		111,261	2,692,516
	Molson Coors Brewing Co. Class B		6,775	356,162
	Pepsi Bottling Group, Inc. (The)		53,791	1,824,053
	PepsiCo, Inc.		100,835	7,280,287
				21,471,302

	Biotechnology (0.4%)
	Amgen, Inc.	(a)	61,652	2,575,821
	Biogen Idec, Inc.	(a)	14,118	870,939
	Cephalon, Inc.	(a)(b)	2,493	160,549
				3,607,309

	Building Products (0.3%)
	Masco Corp.		136,172	2,700,291
	Trane, Inc.		9,768	448,351
				3,148,642

	Capital Markets (4.9%)
	American Capital Strategies, Ltd.	(b)	8,889	303,648
	Ameriprise Financial, Inc.		78,191	4,054,203
	Bank of New York Mellon Corp. (The)		220,779	9,213,108
	Charles Schwab Corp. (The)		352,398	6,635,654
	Federated Investors, Inc. Class B		4,286	167,840
	Franklin Resources, Inc.		21,063	2,042,900
	Goldman Sachs Group, Inc. (The)		169	27,951
	Janus Capital Group, Inc.		14,718	342,488
	Legg Mason, Inc.		20,349	1,139,137
	Morgan Stanley		181,425	8,291,122
	Northern Trust Corp.		73,975	4,917,118
	State Street Corp.		86,600	6,841,400
	Waddell & Reed Financial, Inc. Class A		18,988	610,084
				44,586,653

	Chemicals (2.4%)
	Ashland, Inc.		8,217	388,664
	CF Industries Holdings, Inc.		14,832	1,536,892
	Dow Chemical Co. (The)		176,453	6,502,293
	Eastman Chemical Co.		19,707	1,230,702
	Hercules, Inc.	(b)	72	1,317
	Lubrizol Corp. (The)		13,211	733,343
	Monsanto Co.		94,621	10,550,241
	Terra Industries, Inc.	(a)	28,601	1,016,194
				21,959,646

	Commercial Banks (0.5%)
	Cullen/Frost Bankers, Inc.		6,962	369,264
	GB&T Bancshares, Inc.		794	6,828
	SunTrust Banks, Inc.		46,517	2,564,947
	Wells Fargo & Co.		53,541	1,558,043
				4,499,082

	Commercial Services & Supplies (0.7%)
	Allied Waste Industries, Inc.	(a)	67,354	728,097
	Brink's Co. (The)		13,202	886,910
	ChoicePoint, Inc.	(a)	3,005	143,038
	Copart, Inc.	(a)	10,601	410,895
	Manpower, Inc.		3,166	178,119
	Monster Worldwide, Inc.	(a)	12,645	306,135
	R.R. Donnelley & Sons Co.		7,582	229,810
	Robert Half International, Inc.		41,262	1,062,084
	Waste Management, Inc.		62,553	2,099,279
				6,044,367

	Communications Equipment (1.2%)
	Cisco Systems, Inc.	(a)	390,956	9,418,130
	Juniper Networks, Inc.	(a)	67,351	1,683,775
				11,101,905

	Computers & Peripherals (6.3%)
	Apple, Inc.	(a)	69,144	9,922,164
	Dell, Inc.	(a)	341,615	6,804,971
	EMC Corp.	(a)	435,588	6,246,332
	Hewlett-Packard Co.		176,912	8,077,802
❖	International Business Machines Corp.		156,649	18,036,566
	Lexmark International, Inc. Class A	(a)	36,738	1,128,591
	NCR Corp.	(a)	6,644	151,683
	NetApp, Inc.	(a)	133,891	2,684,515
	QLogic Corp.	(a)	52,843	811,140
	Sun Microsystems, Inc.	(a)	58,220	904,157
	Western Digital Corp.	(a)	68,342	1,847,968
				56,615,889

	Construction & Engineering (0.3%)
	Fluor Corp.		16,921	2,388,568
	KBR, Inc.		12,947	359,020
				2,747,588

	Consumer Finance (1.9%)
	American Express Co.	(b)	160,320	7,009,190
	Capital One Financial Corp.		148,801	7,323,985
	Discover Financial Services		161,982	2,651,645
				16,984,820

	Containers & Packaging (0.2%)
	Ball Corp.		24,373	1,119,696
	Bemis Co., Inc.		4,624	117,588
	Pactiv Corp.	(a)	25,821	676,768
				1,914,052

	Diversified Consumer Services (0.2%)
	Apollo Group, Inc. Class A	(a)	32,648	1,410,394

	Diversified Financial Services (2.4%)
	Bank of America Corp.		195,393	7,407,349
	Citigroup, Inc.		239,642	5,133,132
	JPMorgan Chase & Co.		205,391	8,821,543
				21,362,024

	Diversified Telecommunication Services (3.6%)
❖	AT&T, Inc.		501,146	19,193,892
❖	Verizon Communications, Inc.		379,573	13,835,436
				33,029,328

	Electric Utilities (1.3%)
	Edison International		126,090	6,180,932
	FirstEnergy Corp.		3,757	257,805
	FPL Group, Inc.		90,759	5,694,220
				12,132,957

	Electrical Equipment (0.2%)
	Emerson Electric Co.		21,540	1,108,448
	Hubbel, Inc. Class B		8,975	392,118
	Thomas & Betts Corp.	(a)	3,913	142,316
				1,642,882

	Electronic Equipment & Instruments (0.8%)
	Arrow Electronics, Inc.	(a)	37,996	1,278,565
	Avnet, Inc.	(a)	22,539	737,701
	Jabil Circuit, Inc.		18,608	176,032
	Molex, Inc.		54,650	1,265,694
	Tyco Electronics, Ltd.		119,583	4,104,089
				7,562,081

	Energy Equipment & Services (2.4%)
	ENSCO International, Inc.		42,737	2,676,191
	FMC Technologies, Inc.	(a)(b)	10,509	597,857
	Helmerich & Payne, Inc.		8,410	394,177
	National Oilwell Varco, Inc.	(a)	104,618	6,107,599
	Patterson-UTI Energy, Inc.		42,223	1,105,398
	Pride International, Inc.	(a)	38,163	1,333,797
	Schlumberger, Ltd.		22,960	1,997,520
	Superior Energy Services, Inc.	(a)	3,184	126,150
	Tidewater, Inc.		2,254	124,218
	Transocean, Inc.	(a)	55,688	7,529,018
				21,991,925

	Food & Staples Retailing (0.9%)
	Costco Wholesale Corp.		21,874	1,421,154
	Kroger Co. (The)		11,033	280,238
	Safeway, Inc.		44,648	1,310,419
	Wal-Mart Stores, Inc.		89,341	4,706,484
				7,718,295

	Food Products (0.5%)
	Archer-Daniels-Midland Co.		24,730	1,017,887
	Corn Products International, Inc.		2,924	108,597
	General Mills, Inc.		44,158	2,644,181
	Hormel Foods Corp.		5,828	242,794
	Tyson Foods, Inc. Class A		13,618	217,207
				4,230,666

	Health Care Equipment & Supplies (1.7%)
	Baxter International, Inc.		66,498	3,844,914
	Becton, Dickinson & Co.		35,957	3,086,908
	C.R. Bard, Inc.	(b)	6,903	665,449
	Covidien, Ltd.		49,310	2,181,967
	DENTSPLY International, Inc.		28,794	1,111,448
	Edwards Lifesciences Corp.	(a)	6,559	292,203
	Kinetic Concepts, Inc.	(a)	4,008	185,290
	Medtronic, Inc.		70,182	3,394,703
	Varian Medical Systems, Inc.	(a)	17,760	831,878
				15,594,760

	Health Care Providers & Services (3.5%)
	Aetna, Inc.		132,537	5,578,482
	AmerisourceBergen Corp.		65,352	2,678,125
	CIGNA Corp.		13,816	560,515
	Coventry Health Care, Inc.	(a)	34,398	1,387,959
	Health Net, Inc.	(a)	34,117	1,050,804
	Humana, Inc.	(a)	65,830	2,953,134
	Lincare Holdings, Inc.	(a)	24,693	694,120
	McKesson Corp.		56,437	2,955,606
	Medco Health Solutions, Inc.	(a)	118,223	5,176,985
	UnitedHealth Group, Inc.		176,261	6,056,328
	WellPoint, Inc.	(a)	68,914	3,041,175
				32,133,233

	Hotels, Restaurants & Leisure (0.2%)
	Darden Restaurants, Inc.		6,974	227,004
	McDonald's Corp.		30,437	1,697,471
				1,924,475

	Household Durables (0.7%)
	Black & Decker Corp.		24,307	1,606,693
	D.R. Horton, Inc.	(b)	92,428	1,455,741
	KB Home	(b)	14,894	368,329
	Leggett & Platt, Inc.	(b)	65,626	1,000,796
	Lennar Corp. Class A	(b)	14,063	264,525
	Newell Rubbermaid, Inc.		13,072	298,957
	NVR, Inc.	(a)(b)	1,579	943,452
	Pulte Homes, Inc.		43,307	630,117
				6,568,610

	Household Products (2.9%)
	Church & Dwight Co., Inc.		2,459	133,376
	Colgate-Palmolive Co.		37,472	2,919,444
❖	Procter & Gamble Co. (The)		330,125	23,131,859
				26,184,679

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(a)	144,803	2,413,866

	Industrial Conglomerates (3.5%)
❖	General Electric Co.		611,635	22,636,611
	Teleflex, Inc.		7,506	358,111
	Tyco International, Ltd.		187,769	8,271,224
				31,265,946

	Insurance (7.1%)
	ACE, Ltd.		127,398	7,014,534
	Aflac, Inc.		134,623	8,743,764
	Allstate Corp. (The)		63,978	3,074,783
	American International Group, Inc.		105,750	4,573,688
	Aon Corp.		14,543	584,629
	Assurant, Inc.		19,799	1,204,967
	Fidelity National Financial, Inc. Class A		8,014	146,897
	Genworth Financial, Inc. Class A		163,675	3,705,602
	HCC Insurance Holdings, Inc.		26,204	594,569
	Lincoln National Corp.		90,799	4,721,548
	Loews Corp.		138,574	5,573,446
	MetLife, Inc.		30,255	1,823,166
	Old Republic International Corp.		32,900	424,739
	Principal Financial Group, Inc.	(b)	101,629	5,662,768
	Prudential Financial, Inc.		97,202	7,606,057
	SAFECO Corp.		504	22,116
	Travelers Cos., Inc. (The)		125,695	6,014,506
	Unum Group		57,842	1,273,102
	W.R. Berkley Corp.		43,424	1,202,411
	XL Capital, Ltd. Class A		8,959	264,738
				64,232,030

	Internet & Catalog Retail (0.4%)
	Expedia, Inc.	(a)	80,152	1,754,527
	IAC/InterActiveCorp.	(a)	71,797	1,490,506
				3,245,033

	Internet Software & Services (1.8%)
	eBay, Inc.	(a)	299,371	8,933,231
	Google, Inc. Class A	(a)	10,666	4,698,053
	VeriSign, Inc.	(a)(b)	30,822	1,024,523
	Yahoo!, Inc.	(a)	71,528	2,069,305
				16,725,112

	IT Services (0.8%)
	Affiliated Computer Services, Inc. Class A	(a)	14,320	717,575
	Alliance Data Systems Corp.	(a)	100	4,751
	Computer Sciences Corp.	(a)	65,604	2,675,987
	Electronic Data Systems Corp.		199,036	3,313,949
	Fiserv, Inc.	(a)	8,222	395,396
	Total System Services, Inc.		18,948	448,310
				7,555,968

	Leisure Equipment & Products (0.2%)
	Hasbro, Inc.		50,156	1,399,352

	Life Sciences Tools & Services (0.2%)
	Applera Corp. - Applied Biosystems Group		16,074	528,192
	Invitrogen Corp.	(a)	10,690	913,674
				1,441,866

	Machinery (2.5%)
	AGCO Corp.	(a)(b)	28,415	1,701,490
	Caterpillar, Inc.		136,455	10,683,062
	Cummins, Inc.		19,903	931,858
	Deere & Co.		89,632	7,209,998
	Ingersoll-Rand Co., Ltd. Class A		13,487	601,250
	Joy Global, Inc.		8,408	547,865
	Oshkosh Corp.	(b)	5,476	198,669
	Parker Hannifin Corp.		255	17,664
	SPX Corp.		4,232	443,937
				22,335,793

	Media (3.0%)
	CBS Corp. Class B		16,399	362,090
	Clear Channel Communications, Inc.		38,442	1,123,275
	Comcast Corp. Class A		6,979	134,974
	DIRECTV Group, Inc. (The)	(a)	227,652	5,643,493
	McGraw-Hill Cos., Inc. (The)		16,285	601,731
	Meredith Corp.		1,959	74,932
	Omnicom Group, Inc.		105,364	4,654,982
	Time Warner, Inc.		661,629	9,276,039
	Viacom, Inc. Class B	(a)	134,359	5,323,304
				27,194,820

	Metals & Mining (1.6%)
	Freeport-McMoRan Copper & Gold, Inc. Class B		93,356	8,982,714
	Nucor Corp.		23,523	1,593,448
	United States Steel Corp.		31,224	3,961,389
				14,537,551

	Multiline Retail (0.3%)
	Big Lots, Inc.	(a)(b)	9,093	202,774
	Dollar Tree, Inc.	(a)	7,007	193,323
	Family Dollar Stores, Inc.		43,956	857,142
	Macy's, Inc.		58,413	1,347,004
				2,600,243

	Multi-Utilities (0.1%)
	PG&E Corp.		35,482	1,306,447
	Public Service Enterprise Group, Inc.		1,664	66,876
				1,373,323

	Oil, Gas & Consumable Fuels (12.4%)
	Apache Corp.		64,558	7,799,898
	Chesapeake Energy Corp.		131,784	6,081,832
	Chevron Corp.		94,627	8,077,361
	Cimarex Energy Co.		25,454	1,393,352
❖	ConocoPhillips		199,775	15,224,853
	Devon Energy Corp.		87,594	9,138,682
	EOG Resources, Inc.		2,846	341,520
❖	ExxonMobil Corp.		373,332	31,576,421
	Hess Corp.		75,376	6,646,656
	Murphy Oil Corp.		36,891	3,030,227
	Newfield Exploration Co.	(a)	5,374	284,016
	Noble Energy, Inc.		31,092	2,263,498
	Occidental Petroleum Corp.		147,258	10,774,868
	Sunoco, Inc.		33,960	1,781,881
	Tesoro Corp.		19,720	591,600
	Valero Energy Corp.		147,817	7,259,293
				112,265,958

	Pharmaceuticals (3.8%)
	Abbott Laboratories		13,338	735,591
	Endo Pharmaceuticals Holdings, Inc.	(a)	41,788	1,000,405
	Forest Laboratories, Inc.	(a)	15,038	601,670
	Johnson & Johnson		154,737	10,037,789
	King Pharmaceuticals, Inc.	(a)	23,590	205,233
	Merck & Co., Inc.		81,891	3,107,763
	Perrigo Co.		14,865	560,856
❖	Pfizer, Inc.		767,136	16,056,156
	Schering-Plough Corp.		17,272	248,890
	Sepracor, Inc.	(a)	5,498	107,321
	Watson Pharmaceuticals, Inc.	(a)	35,177	1,031,390
	Wyeth		12,641	527,888
				34,220,952

	Real Estate Investment Trusts (0.1%)
	HCP, Inc.		28,694	970,144

	Real Estate Management & Development (0.0%)	‡
	Jones Lang LaSalle, Inc.		2,934	226,916

	Retail (1.1%)
	Home Depot, Inc. (The)		355,441	9,941,685

	Road & Rail (0.3%)
	CSX Corp.		18,280	1,024,960
	Ryder System, Inc.	(b)	22,361	1,362,009
				2,386,969

	Semiconductors & Semiconductor Equipment (3.5%)
	Analog Devices, Inc.		117,231	3,460,659
	Applied Materials, Inc.		102,052	1,991,035
❖	Intel Corp.		639,200	13,538,256
	KLA-Tencor Corp.		34,898	1,294,716
	MEMC Electronic Materials, Inc.	(a)	7,880	558,692
	National Semiconductor Corp.		22,819	418,044
	Novellus Systems, Inc.	(a)	39,146	824,023
	NVIDIA Corp.	(a)	44,319	877,073
	Texas Instruments, Inc.		306,668	8,669,504
				31,632,002

	Software (3.7%)
	Activision, Inc.	(a)	17,358	474,047
	Autodesk, Inc.	(a)	11,881	374,014
	BMC Software, Inc.	(a)	76,056	2,473,341
	CA, Inc.		57,628	1,296,630
	Compuware Corp.	(a)	1,101	8,081
❖	Microsoft Corp.		755,620	21,444,496
	Novell, Inc.	(a)	100,579	632,642
	Oracle Corp.	(a)	10,386	203,150
	Sybase, Inc.	(a)(b)	13,832	363,782
	Symantec Corp.	(a)	336,265	5,588,724
	Synopsys, Inc.	(a)	44,968	1,021,223
				33,880,130

	Specialty Retail (2.7%)
	Abercrombie & Fitch Co. Class A		8,704	636,611
	American Eagle Outfitters, Inc.		64,425	1,128,082
	AutoZone, Inc.	(a)	17,159	1,953,209
	Best Buy Co., Inc.		136,097	5,642,582
	GameStop Corp. Class A	(a)(b)	26,410	1,365,661
	Gap, Inc. (The)		180,465	3,551,551
	Lowe's Cos., Inc.		102,614	2,353,965
	RadioShack Corp.	(b)	24,300	394,875
	Sherwin-Williams Co. (The)		35,107	1,791,861
	Staples, Inc.		115,149	2,545,944
	TJX Cos., Inc.		96,407	3,188,179
				24,552,520

	Textiles, Apparel & Luxury Goods (1.1%)
	Hanesbrands, Inc.	(a)	7,720	225,424
	NIKE, Inc. Class B		121,883	8,288,044
	Polo Ralph Lauren Corp.		20,170	1,175,709
				9,689,177

	Thrifts & Mortgage Finance (0.2%)
	Countrywide Financial Corp.	(b)	205,433	1,129,882
	Hudson City Bancorp, Inc.		23,919	422,888
				1,552,770

	Tobacco (1.3%)
	Altria Group, Inc.		138,658	3,078,208
	Philip Morris International, Inc.		138,658	7,013,322
	Reynolds American, Inc.		27,330	1,613,290
				11,704,820

	Wireless Telecommunication Services (0.4%)
	Sprint Nextel Corp.		380,416	2,544,983
	Telephone and Data Systems, Inc.		32,960	1,294,339
				3,839,322

	Total Common Stocks
	(Cost $923,525,721)			898,645,880

			Shares	Value
	Exchange Traded Fund (0.5%)	(c)
	S&P 500 Index - SPDR Trust Series 1		32,729	4,310,409
	Total Exchange Traded Fund
	(Cost $4,251,006)			4,310,409

			Shares	Value
	Short-Term Investment (1.6%)
	Investment Company (1.6%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	14,789,225	14,789,225

	Total Short-Term Investment
	(Cost $14,789,225)			14,789,225

	Total Investments
	(Cost $942,565,952)	(e)	101.4%	917,745,514

	Liabilities in Excess of
	Cash and Other Assets		(1.4)	(12,525,057)

	Net Assets		100.0%	$905,220,457

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $14,236,913; cash collateral of $14,789,225 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At March 31, 2008, cost is $952,063,272 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$63,819,556
	Gross unrealized depreciation		(98,137,314)
	Net unrealized depreciation		$(34,317,758)

	MainStay VP Conservative Allocation Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.9%)	†
	Equity Funds (39.9%)
	MainStay 130/30 Core Fund Class I		107,502	$890,121
	MainStay 130/30 International Fund Class I		125,466	1,056,424
	MainStay Growth Equity Fund Class I	(a)	687,906	7,924,674
	MainStay ICAP Equity Fund Class I		379,696	14,413,269
	MainStay ICAP International Fund Class I		163,359	5,781,259
	MainStay Large Cap Opportunity Fund Class I	(a)	147,590	1,289,940
	MainStay VP Common Stock Portfolio Initial Class		739,659	15,733,318
	MainStay VP ICAP Select Equity Portfolio Initial Class	(a)	1,100,377	14,396,842
	MainStay VP International Equity Portfolio Initial Class		215,749	3,666,882
	MainStay VP Large Cap Growth Portfolio Initial Class	(a)	1,310,862	17,613,480
	MainStay VP S&P 500 Index Portfolio Initial Class		39,450	1,073,014
				83,839,223

	Fixed Income Funds (60.0%)
	MainStay VP Bond Portfolio Initial Class	(a)	6,661,575	94,571,891
	MainStay VP Floating Rate Portfolio Initial Class	(a)	1,762,951	15,760,954
	MainStay VP High Yield Corporate Bond Portfolio Initial Class		1,614,438	15,693,548
				126,026,393
	Total Affiliated Investment Companies
	(Cost $215,564,571)	(b)	99.9%	209,865,616
	Cash and Other Assets,
	Less Liabilities		0.1	201,041
	Net Assets		100.0%	$210,066,657

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(b)	At March 31, 2008, cost is $215,631,956 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$3,511,193
	Gross unrealized depreciation		(9,277,533)
	Net unrealized depreciation		$(5,766,340)

	MainStay VP Convertible Portfolio
	Portfolio of Investments		March 31, 2008 unaudited
			Principal
			Amount	Value
	Convertible Securities (86.0%)	†
	Convertible Bonds (65.9%)
	Aerospace & Defense (3.9%)
	AAR Corp.
	1.75%, due 2/1/26		$2,529,000	$2,851,447
	L-3 Communications Corp.
	3.00%, due 8/1/35		658,000	824,967
	3.00%, due 8/1/35	(a)	4,360,000	5,466,350
	Triumph Group, Inc.
	2.625%, due 10/1/26		4,397,000	5,496,250
				14,639,014

	Airlines (1.0%)
	AMR Corp.
	4.50%, due 2/15/24	(b)	3,855,000	3,720,075

	Auto Manufacturers (0.7%)
	Ford Motor Co.
	4.25%, due 12/15/36		3,000,000	2,587,500

	Auto Parts & Equipment (0.3%)
	ArvinMeritor, Inc.
	4.00%, due 2/15/27
	(zero coupon), beginning 2/15/19	(a) (b)	1,320,000	1,023,000

	Biotechnology (1.9%)
	Amgen, Inc.
	0.125%, due 2/1/11	(a)	3,374,000	3,074,557
	0.125%, due 2/1/11		4,295,000	3,913,819
				6,988,376

	Computers (2.4%)
	EMC Corp.
	1.75%, due 12/1/11	(a)	5,393,000	6,370,481
	1.75%, due 12/1/11		2,198,000	2,596,387
				8,966,868

	Diversified Financial Services (2.9%)
	Merrill Lynch & Co., Inc.
	(zero coupon), due 3/13/32		6,984,000	7,460,309
	Nasdaq Stock Market, Inc. (The)
	2.50%, due 8/15/13	(a)	3,537,000	3,656,374
				11,116,683

	Electronics (1.1%)
	Fisher Scientific International, Inc.
	3.25%, due 3/1/24		2,630,000	4,092,937

	Energy - Alternate Sources (3.2%)
❖	Covanta Holding Corp.
	1.00%, due 2/1/27		10,810,000	12,026,125

	Environmental Control (1.8%)
	Waste Connections, Inc.
	3.75%, due 4/1/26	(a)	1,790,000	1,989,138
	3.75%, due 4/1/26		4,406,000	4,896,168
				6,885,306

	Food (4.4%)
	General Mills, Inc.
	2.93%, due 4/11/37	(c)	5,147,000	5,155,750
	Lehman Brothers Holdings, Inc.
	(Whole Foods Market, Inc.) Series WFMI
	1.25%, due 2/6/14	(d)	9,115,000	7,609,202
	Spartan Stores, Inc.
	3.375%, due 5/15/27	(a)	4,469,000	3,820,995
				16,585,947

	Health Care-Products (5.3%)
	Henry Schein, Inc.
	3.00%, due 8/15/34		2,087,000	2,835,711
	Hologic, Inc.
	2.00%, due 12/15/37
	(zero coupon), beginning 12/15/13		5,240,000	5,063,150
	Medtronic, Inc.
	1.625%, due 4/15/13	(a)	1,260,000	1,332,450
❖	1.625%, due 4/15/13	(b)	10,182,000	10,767,465
				19,998,776

	Home Builders (1.0%)
	Lehman Brothers Holdings, Inc.
	23.15%, due 9/6/08	(e)	157,000	3,742,880

	Household Products & Wares (1.7%)
	Church & Dwight Co., Inc.
	5.25%, due 8/15/33		3,543,000	6,288,825

	Internet (0.0%)	‡
	At Home Corp.
	4.75%, due 12/19/08	(f) (g) (h) (i)	2,335,418	234

	Mining (0.3%)
	Newmont Mining Corp.
	1.25%, due 7/15/14	(a)	1,039,000	1,267,580

	Miscellaneous - Manufacturing (1.0%)
	Eastman Kodak Co.
	3.375%, due 10/15/33		3,760,000	3,661,300

	Oil & Gas (9.1%)
❖	Chesapeake Energy Corp.
	2.50%, due 5/15/37		7,172,000	9,072,580
	Pride International, Inc.
	3.25%, due 5/1/33		6,392,000	8,741,060
❖	Transocean, Inc.
	Series C
	1.50%, due 12/15/37		14,962,000	16,495,605
				34,309,245

	Oil & Gas Services (11.4%)
❖	Cameron International Corp.
	2.50%, due 6/15/26		9,345,000	13,141,406
❖	Halliburton Co.
	3.125%, due 7/15/23		6,383,000	13,444,194
❖	Schlumberger, Ltd.
	1.50%, due 6/1/23		6,861,000	16,509,281
				43,094,881

	Pharmaceuticals (4.7%)
	Teva Pharmaceutical Finance Co. B.V.
	Series D
	1.75%, due 2/1/26	(b)	3,817,000	4,337,066
❖	Teva Pharmaceutical Finance LLC
	Series A
	0.50%, due 2/1/24		8,445,000	10,524,581
	Watson Pharmaceuticals, Inc.
	1.75%, due 3/15/23		2,970,000	2,873,475
				17,735,122

	Retail (1.9%)
	Lowe's Cos., Inc.
	(zero coupon), due 10/19/21		7,776,000	7,260,840

	Semiconductors (2.3%)
	Cypress Semiconductor Corp.
	1.00%, due 9/15/09		2,487,000	2,962,639
	Intel Corp.
	2.95%, due 12/15/35		5,662,000	5,584,148
				8,546,787

	Software (1.4%)
	Sybase, Inc.
	1.75%, due 2/22/25		4,390,000	5,152,763

	Telecommunications (2.2%)
	Comtech Telecommunications Corp.
	2.00%, due 2/1/24
	(zero coupon), beginning 2/1/11		2,158,000	2,826,980
	SBA Communications Corp.
	0.375%, due 12/1/10	(a) (b)	3,781,000	4,036,218
	0.375%, due 12/1/10		1,376,000	1,468,880
				8,332,078

	Total Convertible Bonds
	(Cost $241,479,430)			248,023,142

			Shares	Value
	Convertible Preferred Stocks (20.1%)
	Auto Manufacturers (1.8%)
	General Motors Corp.
	6.25% Series C		403,900	6,664,350

	Banks (3.8%)
❖	Bank of America Corp.
	7.25% Series L		13,850	14,307,050

	Chemicals (1.6%)
	Celanese Corp.
	4.25%		121,544	6,151,342

	Diversified Financial Services (4.7%)
	Affiliated Managers Group, Inc.
	5.10%		86,100	3,621,581
❖	Citigroup, Inc.
	6.50% Series T		294,495	13,982,623
				17,604,204

	Insurance (2.3%)
	MetLife, Inc.
	6.375%		298,200	8,856,540

	Investment Companies (1.0%)
	Vale Capital, Ltd.
	5.50% Series RIO		57,600	3,803,328

	Mining (2.1%)
	Freeport-McMoRan Copper & Gold, Inc.
	6.75%		55,145	7,745,115

	Pharmaceuticals (1.2%)
	Schering-Plough Corp.
	6.00%		28,700	4,396,266

	Telecommunications (1.6%)
	Crown Castle International Corp.
	6.25%		109,200	6,128,850

	Total Convertible Preferred Stocks
	(Cost $81,074,572)			75,657,045

	Total Convertible Securities
	(Cost $322,554,002)			323,680,187

			Shares	Value
	Common Stocks (8.9%)
	Diversified Financial Services (1.0%)
	Morgan Stanley		83,300	3,806,810

	Electronics (0.3%)
	Axsys Technologies, Inc.	(j)	21,800	1,087,384

	Engineering & Construction (0.5%)
	McDermott International, Inc.	(j)	32,800	1,798,096

	Health Care-Products (2.4%)
	Boston Scientific Corp.	(j)	214,700	2,763,189
	Johnson & Johnson		94,900	6,156,163
				8,919,352

	Oil & Gas (0.9%)
	Frontier Oil Corp.		30,400	828,704
	Hess Corp.		27,900	2,460,222
				3,288,926

	Oil & Gas Services (1.0%)
	Baker Hughes, Inc.		19,700	1,349,450
	Gulf Island Fabrication, Inc.		13,100	376,232
	ION Geophysical Corp.	(j)	149,000	2,056,200
				3,781,882

	Retail (1.0%)
	Costco Wholesale Corp.		57,692	3,748,249

	Software (1.4%)
	Microsoft Corp.		146,100	4,146,318
	VeriFone Holdings, Inc.	(j)	75,000	1,190,250
				5,336,568

	Transportation (0.4%)
	Tidewater, Inc.		29,600	1,631,256

	Total Common Stocks
	(Cost $31,951,029)			33,398,523

			Shares	Value
	Short-Term Investment (2.7%)
	Investment Company (2.7%)
	State Street Navigator Securities Lending Prime Portfolio	(k)	10,113,062	10,113,062

	Total Short-Term Investment
	(Cost $10,113,062)			10,113,062

	Total Investments
	(Cost $364,618,093)	(l)	97.6%	367,191,772

	Cash and Other Assets,
	Less Liabilities		2.4	9,121,575

	Net Assets		100.0%	$376,313,347

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $9,857,734; cash collateral of $10,113,062 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Floating rate. Rate shown is the rate in effect at March 31, 2008.
(d)	Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.
(e)
Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of D.R. Horton, Inc., M.D.C. Holdings, Inc. and Toll Brothers, Inc.

(f)	Illiquid security. The total market value of these securities at March 31, 2008 is $234, which represents less than one tenth of a percent of the Portfolio's net assets.
(g)	Issue in default.
(h)	Restricted security.
(i)	Fair valued security. The total market value of the security at March 31, 2008 is $234, which represents less than one tenth of a percent of the Portfolio's net assets.
(j)	Non-income producing security.
(k)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	At March 31, 2008, cost is $367,753,989 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$24,463,228
	Gross unrealized depreciation		(25,025,445)
	Net unrealized depreciation		$(562,217)

VP Convertible Portfolio
Restricted securities held at March 31, 2008:

	Date of	Principal		3/31/08	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/19/08	5/4/2001	$2,335,418	$ -	$ 234	0.0	% (a)

(a) Less than one-tenth of a percent.

	MainStay VP Developing Growth Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (99.1%)	†
	Aerospace & Defense (1.3%)
	BE Aerospace, Inc.	(a)	12,700	$443,865
	Heico Corp.		6,700	326,625
	Stanley, Inc.	(a)	6,700	197,382
				967,872

	Airlines (0.9%)
	Allegiant Travel Co.	(a)	26,142	690,672

	Beverages (1.9%)
❖	Central European Distribution Corp.	(a) (b)	24,299	1,413,959

	Biotechnology (6.6%)
❖	Alexion Pharmaceuticals, Inc.	(a) (b)	17,200	1,019,960
	BioMarin Pharmaceuticals, Inc.	(a)	27,000	954,990
	Cepheid, Inc.	(a)	24,800	604,872
❖	LifeCell Corp.	(a)	28,712	1,206,765
	Onyx Pharmaceuticals, Inc.	(a) (b)	17,400	505,122
	United Therapeutics Corp.	(a)	8,200	710,940
				5,002,649

	Capital Markets (4.3%)
	FCStone Group, Inc.	(a)	20,999	581,672
	GFI Group, Inc.		4,100	234,930
	Greenhill & Co., Inc.	(b)	8,700	605,172
	Investment Technology Group, Inc.	(a) (b)	19,395	895,661
	Jefferies Group, Inc.		17,300	279,049
	KBW, Inc.	(a) (b)	12,900	284,445
	Penson Worldwide, Inc.	(a)	9,600	88,608
	RiskMetrics Group, Inc.	(a)	16,500	319,275
				3,288,812

	Chemicals (2.1%)
	Calgon Carbon Corp.	(a) (b)	45,600	686,280
	Koppers Holdings, Inc.		10,100	447,531
	Terra Nitrogen Co., L.P.	(b)	2,600	290,030
	Zoltek Cos., Inc.	(a) (b)	7,200	190,944
				1,614,785

	Commercial Banks (1.3%)
	PrivateBancorp, Inc.	(b)	22,500	708,075
	SVB Financial Group	(a) (b)	6,200	270,568
				978,643

	Commercial Services & Supplies (5.0%)
	Advisory Board Co. (The)	(a)	8,900	488,966
	EnerNOC, Inc.	(a) (b)	34,171	389,549
❖	FTI Consulting, Inc.	(a)	20,100	1,427,904
	Geo Group, Inc. (The)	(a)	26,600	756,504
	Healthcare Services Group, Inc.	(b)	36,952	762,689
				3,825,612

	Communications Equipment (3.7%)
	Aruba Networks, Inc.	(a) (b)	129,500	674,695
	Ciena Corp.	(a)	20,400	628,932
	Infinera Corp.	(a)	56,100	673,200
	NETGEAR, Inc.	(a)	7,100	141,645
	Riverbed Technology, Inc.	(a)	11,200	166,432
	Starent Networks Corp.	(a)	39,700	535,950
				2,820,854

	Computers & Peripherals (0.4%)
	Synaptics, Inc.	(a) (b)	11,316	270,226

	Construction & Engineering (0.6%)
	Empresas ICA SAB de C.V., Sponsored ADR	(a) (c)	20,700	489,555

	Consumer Finance (0.6%)
	Dollar Financial Corp.	(a)	21,200	487,600

	Distributors (0.9%)
	LKQ Corp.	(a)	30,700	689,829

	Diversified Consumer Services (4.0%)
	American Public Education, Inc.	(a)	13,200	400,884
	Capella Education Co.	(a) (b)	11,400	622,440
	INVESTools, Inc.	(a)	35,300	387,947
	K12, Inc.	(a)	17,058	334,166
❖	Strayer Education, Inc.	(b)	8,600	1,311,500
				3,056,937

	Diversified Financial Services (0.6%)
	MSCI, Inc. Class A	(a)	16,100	478,975

	Electric Utilities (1.8%)
❖	ITC Holdings Corp.		26,200	1,363,972

	Electrical Equipment (3.9%)
	Baldor Electric Co.		14,400	403,200
	EnerSys	(a)	28,700	686,504
	II-VI, Inc.	(a)	14,900	565,902
❖	SunPower Corp. Class A	(a) (b)	17,752	1,322,701
				2,978,307

	Electronic Equipment & Instruments (1.6%)
	Comverge, Inc.	(a) (b)	32,800	338,824
	Itron, Inc.	(a) (b)	9,600	866,208
				1,205,032

	Energy Equipment & Services (2.8%)
	Dril-Quip, Inc.	(a)	10,900	506,523
	Oil States International, Inc.	(a)	11,700	524,277
	Superior Energy Services, Inc.	(a)	13,700	542,794
	W-H Energy Services, Inc.	(a)	8,200	564,570
				2,138,164

	Food Products (0.3%)
	Flowers Foods, Inc.		7,700	190,575

	Health Care Equipment & Supplies (5.5%)
	Immucor, Inc.	(a)	24,200	516,428
	Masimo Corp.	(a)	21,294	553,644
❖	Meridian Bioscience, Inc.		30,900	1,032,987
	NuVasive, Inc.	(a) (b)	26,807	925,110
	TomoTherapy, Inc.	(a) (b)	32,993	473,450
	Wright Medical Group, Inc.	(a)	28,100	678,334
				4,179,953

	Health Care Providers & Services (1.9%)
	athenahealth, Inc.	(a) (b)	8,585	203,207
	Bio-Reference Laboratories, Inc.	(a)	21,500	568,245
	HMS Holdings Corp.	(a)	15,200	433,960
	Skilled Healthcare Group, Inc. Class A	(a)	24,652	270,679
				1,476,091

	Health Care Technology (2.2%)
	MedAssets, Inc.	(a)	28,900	428,298
	Omnicell, Inc.	(a) (b)	18,100	363,810
	Phase Forward, Inc.	(a)	52,196	891,508
				1,683,616

	Hotels, Restaurants & Leisure (2.1%)
	Chipotle Mexican Grill, Inc. Class A	(a) (b)	4,800	544,464
	Ctrip.com International, Ltd., ADR	(c)	10,200	540,804
	WMS Industries, Inc.	(a)	13,700	492,789
				1,578,057

	Insurance (0.7%)
	eHealth, Inc.	(a)	23,900	527,473

	Internet & Catalog Retail (2.1%)
	Netflix, Inc.	(a) (b)	15,400	533,610
❖	Priceline.com, Inc.	(a) (b)	8,700	1,051,482
				1,585,092

	Internet Software & Services (7.8%)
	Ariba, Inc.	(a)	49,900	482,034
	Bankrate, Inc.	(a) (b)	12,900	643,581
	comScore, Inc.	(a)	24,547	492,413
	Constant Contact, Inc.	(a) (b)	12,379	179,248
	DealerTrack Holdings, Inc.	(a) (b)	9,831	198,783
	Equinix, Inc.	(a) (b)	10,300	684,847
	Knot, Inc. (The)	(a) (b)	16,100	189,175
	Mercadolibre, Inc.	(a) (b)	12,095	480,897
	Omniture, Inc.	(a) (b)	26,200	608,102
	SINA Corp.	(a)	9,600	338,400
	Sohu.com, Inc.	(a) (b)	8,000	361,040
	VistaPrint, Ltd.	(a) (b)	20,800	726,960
	Vocus, Inc.	(a)	21,600	570,240
				5,955,720

	Life Sciences Tools & Services (2.8%)
	AMAG Pharmaceuticals, Inc.	(a)	6,900	278,967
	Bruker Corp.	(a)	20,000	307,800
❖	Illumina, Inc.	(a)	20,200	1,533,180
				2,119,947

	Machinery (4.3%)
	Barnes Group, Inc.		16,700	383,265
	Bucyrus International, Inc. Class A		7,100	721,715
	Kaydon Corp.	(b)	15,800	693,778
	Lindsay Corp.	(b)	3,800	389,386
	Middleby Corp. (The)	(a) (b)	11,600	723,724
	RBC Bearings, Inc.	(a)	6,200	230,206
	Valmont Industries, Inc.		1,100	96,679
				3,238,753

	Marine (0.5%)
	Kirby Corp.	(a)	6,900	393,300

	Media (0.4%)
	Morningstar, Inc.	(a)	5,040	309,204

	Metals & Mining (1.7%)
	Century Aluminum Co.	(a)	8,400	556,416
	Cleveland-Cliffs, Inc.		6,400	766,848
				1,323,264

	Oil, Gas & Consumable Fuels (4.0%)
	Alpha Natural Resources, Inc.	(a)	18,400	799,296
	Bill Barrett Corp.	(a) (b)	18,000	850,500
	Carrizo Oil & Gas, Inc.	(a)	9,200	545,284
	Encore Acquisition Co.	(a)	13,600	547,808
	Foundation Coal Holdings, Inc.		6,700	337,211
				3,080,099

	Personal Products (0.9%)
	Chattem, Inc.	(a) (b)	10,200	676,668

	Pharmaceuticals (1.3%)
	Alpharma, Inc. Class A	(a)	6,800	178,228
	KV Pharmaceutical Co. Class A	(a)	32,800	818,688
				996,916

	Road & Rail (0.9%)
	Genesee & Wyoming, Inc. Class A	(a)	19,200	660,480

	Semiconductors & Semiconductor Equipment (4.9%)
	ANADIGICS, Inc.	(a) (b)	33,200	217,792
	Atheros Communications, Inc.	(a) (b)	15,167	316,080
	Cavium Networks, Inc.	(a) (b)	44,100	723,240
	Cree, Inc.	(a) (b)	28,800	805,248
	Hittite Microwave Corp.	(a)	5,300	198,326
	Netlogic Microsystems, Inc.	(a) (b)	25,900	625,226
	Power Integrations, Inc.	(a)	14,800	433,048
	Silicon Laboratories, Inc.	(a)	12,800	403,712
				3,722,672

	Software (5.3%)
	Blackbaud, Inc.		18,900	458,892
	Blackboard, Inc.	(a)	12,800	426,624
	Concur Technologies, Inc.	(a)	23,691	735,606
	NetSuite, Inc.	(a) (b)	30,562	658,305
	PROS Holdings, Inc.	(a)	43,300	543,415
	Shanda Interactive Entertainment, Ltd., ADR	(a) (c)	26,530	772,023
	Synchronoss Technologies, Inc.	(a) (b)	22,200	444,666
				4,039,531

	Specialty Retail (2.4%)
	Dick's Sporting Goods, Inc.	(a)	28,300	757,874
	J. Crew Group, Inc.	(a) (b)	14,700	649,299
	Zumiez, Inc.	(a) (b)	25,000	392,250
				1,799,423

	Textiles, Apparel & Luxury Goods (2.8%)
	Deckers Outdoor Corp.	(a)	5,479	590,746
	Fossil, Inc.	(a)	16,700	510,018
	Lululemon Athletica, Inc.	(a) (b)	21,200	602,716
	Under Armour, Inc. Class A	(a) (b)	12,600	461,160
				2,164,640

	Total Common Stocks
	(Cost $79,788,380)			75,463,929

			Shares	Value
	Short-Term Investment (30.2%)
	Investment Company (30.2%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	22,960,719	22,960,719

	Total Short-Term Investment
	(Cost $22,960,719)			22,960,719

	Total Investments
	(Cost $102,749,099)	(e)	129.3%	98,424,648

	Liabilities in Excess of
	Cash and Other Assets		(29.3)	(22,281,343)

	Net Assets		100.0%	$76,143,305

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $22,067,990; cash collateral of $22,960,719 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At March 31, 2008, cost is $102,938,902 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$3,775,111
	Gross unrealized depreciation		(8,289,365)
	Net unrealized depreciation		$(4,514,254)

	MainStay VP Floating Rate Portfolio
	Portfolio of Investments		March 31, 2008 unaudited
			Principal
			Amount	Value
	Long-Term Investments (91.0%)	†
	Corporate Bond (0.1%)
	Packaging & Containers (0.1%)
	Berry Plastics Holding Corp.
	8.875%, due 9/15/14		$500,000	$436,250

	Total Corporate Bond
	(Cost $500,000)			436,250

			Principal
			Amount	Value
	Floating Rate Loans (86.7%)	(a)
	Aerospace & Defense (2.4%)
	Hexcel Corp.
	Tranche B Term Loan
	5.054%, due 3/1/12		777,333	746,239
	Oshkosh Truck Corp.
	Term Loan B
	4.76%, due 12/6/13		1,975,000	1,835,762
	Spirit Aerosystems, Inc.
	Term Loan B
	5.676%, due 9/30/13		1,676,595	1,563,425
	Transdigm, Inc.
	Term Loan
	4.655%, due 6/23/13		2,000,000	1,868,334
	Vought Aircraft Industries, Inc.
	Term Loan
	7.34%, due 12/22/11		980,952	895,936
				6,909,696
	Automobile (4.6%)
	Allison Transmission, Inc.
	Term Loan B
	5.746%, due 8/7/14		1,995,000	1,746,337
	DaimlerChrysler Financial Services Americas LLC
	Term Loan
	6.80%, due 8/3/12		2,985,000	2,461,795
	Delphi Corp.
	DIP Term Loan C
	6.75%, due 7/1/08		2,000,000	1,957,858
	Ford Motor Co.
	Term Loan
	5.80%, due 12/16/13		1,728,125	1,412,473
	Goodyear Tire & Rubber Co. (The)
	2nd Lien Term Loan
	6.43%, due 4/30/14		2,500,000	2,250,000
	Key Safety Systems, Inc.
	1st Lien Term Loan
	5.267%, due 3/8/14		1,485,000	1,113,750
	Tenneco, Inc.
	Tranche B Credit Linked Deposit
	4.586%, due 3/17/14		1,250,000	1,125,000
	Tower Automotive
	Term Loan
	7.286%, due 7/31/13	(b)	1,281,886	1,102,422
	TRW Automotive, Inc.
	Term Loan B1
	4.656%, due 2/9/14		338,300	318,284
				13,487,919
	Beverage, Food & Tobacco (3.7%)
	American Seafoods Group LLC
	Term Loan A
	4.454%, due 9/30/11	(b)	683,900	629,188
	BF Bolthouse Holdco LLC
	1st Lien Term Loan
	7.00%, due 12/17/12		833,000	777,814
	2nd Lien Term Loan
	8.196%, due 12/16/13		170,000	153,850
	Constellation Brands, Inc.
	New Term Loan B
	4.912%, due 6/5/13		1,931,200	1,835,847
	Dean Foods Co.
	Tranche B Term Loan
	4.45%, due 4/2/14		2,475,000	2,296,595
	Del Monte Corp.
	Term Loan B
	4.399%, due 2/8/12		982,500	962,032
	Dole Food Co., Inc.
	Credit Link Deposit
	4.247%, due 4/12/13		139,535	119,574
	Tranche B Term Loan
	5.397%, due 4/12/13		307,674	263,660
	Tranche C Term Loan
	5.751%, due 4/12/13		1,025,581	878,866
	Michael Foods, Inc.
	Term Loan B1
	6.698%, due 11/21/10		1,582,593	1,531,158
	Reddy Ice Group, Inc.
	Term Loan
	6.127%, due 8/12/12		1,500,000	1,286,250
				10,734,834
	Broadcasting & Entertainment (7.4%)
	Charter Communications Operating LLC
	Existing Term Loan
	5.26%, due 3/6/14		3,000,000	2,531,874
	CSC Holdings, Inc.
	Incremental Term Loan
	4.75%, due 3/29/13		965,007	900,611
	DirectTV Holdings LLC
	Term Loan B
	4.204%, due 4/13/13		1,236,361	1,185,705
❖	Discovery Communications Holdings LLC
	Term Loan B
	4.696%, due 5/14/14		2,977,500	2,728,134
	Entravision Communications Corp.
	Term Loan
	6.23%, due 3/29/13		944,724	812,462
	Gray Television, Inc.
	Delayed Draw Term Loan
	6.21%, due 12/31/14		1,995,000	1,660,837
	Insight Midwest Holdings LLC
	Initial Term Loan
	6.73%, due 4/7/14		1,342,415	1,220,639
	LodgeNet Entertainment Corp.
	Term Loan
	4.70%, due 4/4/14		2,970,038	2,457,706
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche D1 Term Loan
	4.565%, due 1/31/15		1,975,000	1,694,973
	Nexstar Broadcasting, Inc.
	Mission Term Loan B
	4.446%, due 10/1/12		1,011,261	900,022
	Nexstar Term Loan B
	4.454%, due 10/1/12		957,344	852,036
	Univision Communications, Inc.
	Initial Term Loan
	5.479%, due 9/29/14		3,382,550	2,657,609
	UPC Broadband Holding B.V.
	Term Loan N
	4.869%, due 12/31/14		2,000,000	1,775,000
				21,377,608
	Buildings & Real Estate (2.2%)
	Armstrong World Industries, Inc.
	Term Loan
	4.309%, due 10/2/13		390,030	364,678
	CB Richard Ellis Services, Inc.
	Term Loan B
	4.036%, due 12/20/13		2,618,182	2,271,273
	Central Parking Corp.
	Letter of Credit Term Loan
	4.946%, due 5/22/14		94,828	84,397
	Term Loan
	5.322%, due 5/22/14		281,098	250,177
	General Growth Properties, Inc.
	Tranche A1 Term Loan
	4.30%, due 2/24/10		1,394,737	1,187,967
	LNR Property Corp.
	Initial Tranche B Term Loan
	6.36%, due 7/12/11		440,000	341,000
	Macerich Partnership, L.P.
	Term Loan
	4.625%, due 4/26/10		1,000,000	950,000
	Stile Acquisition Corp.
	U.S. Term Loan
	5.183%, due 4/6/13		484,193	414,254
	Canadian Term Loan
	5.184%, due 4/6/13		483,370	413,550
				6,277,296
	Chemicals, Plastics & Rubber (5.6%)
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit
	3.119%, due 4/2/14		571,429	531,071
	Dollar Term Loan
	6.229%, due 4/2/14		1,397,906	1,299,179
	Gentek, Inc.
	1st Lien Term Loan
	5.786%, due 2/28/11		1,813,255	1,668,195
	Hercules, Inc.
	Term Loan B
	4.204%, due 10/8/10		997,442	936,349
	Hexion Specialty Chemicals, Inc.
	Term Loan C2
	5.00%, due 5/5/13		350,677	323,938
	Term Loan C1
	7.00%, due 5/5/13		1,618,431	1,495,025
	Huntsman International LLC
	New Term Loan B
	4.428%, due 4/21/14		1,463,667	1,400,547
	Ineos US Finance LLC
	Tranche A4 Term Loan
	4.64%, due 12/17/12		768,077	666,307
	Tranche B2 Term Loan
	4.885%, due 12/16/13		237,873	217,877
	Tranche C2 Term Loan
	5.385%, due 12/16/14		237,808	217,817
	ISP Chemco, Inc.
	Term Loan B
	4.83%, due 6/4/14		2,112,031	1,914,909
	Mosaic Co. (The)
	New Term Loan B
	4.50%, due 12/1/13		160,389	157,281
	Polymer Group, Inc.
	Term Loan
	4.921%, due 11/22/12		902,928	749,430
	Rockwood Specialties Group, Inc.
	Tranche E Term Loan
	4.744%, due 7/30/12		1,954,672	1,845,537
	Texas Petrochemicals L.P.
	Incremental Term Loan B
	5.25%, due 6/27/13		310,939	287,619
	Term Loan B
	5.577%, due 6/27/13		921,216	852,125
	Univar, Inc.
	Opco Term Loan
	5.696%, due 10/11/14		1,995,000	1,814,453
				16,377,659
	Containers, Packaging & Glass (2.8%)
	Berry Plastics Corp.
	Term Loan C
	5.095%, due 4/3/15		784,519	666,623
	Crown Americas LLC
	Term B Dollar Loan
	4.815%, due 11/15/12		1,960,000	1,847,300
	Graham Packaging Holdings Co.
	1st Lien Term Loan
	5.959%, due 10/7/11		2,677,975	2,445,883
	Graphic Packaging International, Inc.
	Term Loan B
	6.032%, due 5/16/14		1,919,503	1,705,691
	Smurfit-Stone Container Enterprises, Inc.
	Deposit Fund Commitment
	4.50%, due 11/1/10		341,167	323,597
	Tranche B Term Loan
	5.125%, due 11/1/11		253,361	240,313
	Tranche C Term Loan
	5.125%, due 11/1/11		381,110	361,482
	Tranche C1 Term Loan
	5.125%, due 11/1/11		72,974	69,216
	Solo Cup Co.
	Term Loan B1
	6.351%, due 2/27/11		396,725	368,245
				8,028,350
	Diversified Natural Resources, Precious Metals & Minerals (1.1%)
	Georgia-Pacific Corp.
	New Term Loan B
	4.684%, due 12/20/12		493,750	456,814
❖	Term Loan B
	4.727%, due 12/20/12		2,944,824	2,724,527
				3,181,341
	Diversified/Conglomerate Manufacturing (3.8%)
	Aearo Technologies, Inc.
	1st Lien Term Loan B
	5.25%, due 6/1/14		1,985,000	1,980,038
	EnerSys Capital, Inc.
	Term Loan
	4.744%, due 3/17/11		982,462	913,689
	Goodyear Engineered Products
	Delayed Draw Term Loan
	5.21%, due 7/31/14		124,688	100,373
	Term Loan B
	5.75%, due 7/31/14		870,625	700,853
	Invensys International Holdings, Ltd.
	Tranche A Term Loan
	5.039%, due 1/15/11		1,185,109	1,125,854
	Term A Bonding
	5.128%, due 12/15/10		1,064,891	1,009,871
	Mueller Water Products, Inc.
	Term Loan
	4.863%, due 5/24/14		2,397,964	2,179,150
	Sensata Technologies Finance Co. LLC
	Term Loan
	5.056%, due 4/26/13		1,965,000	1,695,632
	Walter Industries, Inc.
	Term Loan
	4.729%, due 10/3/12		1,474,200	1,335,379
				11,040,839
	Diversified/Conglomerate Service (3.9%)
	Affiliated Computer Services, Inc.
	Term Loan B
	4.654%, due 3/20/13		1,468,706	1,395,730
	1st Securities Repurchase Increase
	4.82%, due 3/20/13		743,388	706,451
	Dealer Computer Services, Inc.
	1st Lien Term Loan
	4.678%, due 10/26/12		2,468,435	2,233,934
	2nd Lien Term Loan
	8.178%, due 10/26/13		250,000	227,500
❖	First Data Corp.
	Term Loan B1
	5.355%, due 9/24/14		2,985,000	2,683,599
❖	Sungard Data Systems, Inc.
	Term Loan
	4.878%, due 2/28/14		2,948,935	2,731,115
	VeriFone, Inc.
	Term Loan B
	5.25%, due 10/31/13		705,000	648,600
	Verint Systems, Inc.
	Term Loan B
	6.239%, due 5/25/14		938,462	797,692
				11,424,621
	Ecological (1.9%)
	Allied Waste Industries, Inc.
	Term Loan B
	4.329%, due 3/28/14		872,083	822,374
	Tranche A Credit Linked Deposit
	4.60%, due 3/28/14		524,324	494,438
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B
	4.946%, due 2/5/13	(b)	286,560	234,979
	Term Loan B
	4.946%, due 2/5/13	(b)	680,580	558,076
	Duratek, Inc.
	Term Loan B
	7.099%, due 6/7/13		239,381	221,427
	EnergySolutions LLC
	Synthetic Letter of Credit
	4.79%, due 6/7/13		31,447	29,088
	Term Loan
	7.099%, due 6/7/13		498,943	461,522
	IESI Corp.
	Term Loan
	6.645%, due 1/20/12		2,000,000	1,850,000
	Synagro Technologies, Inc.
	Term Loan B
	5.067%, due 3/31/14		992,500	813,850
				5,485,754
	Electronics (0.7%)
	Flextronics International, Ltd.
	Term Loan
	7.394%, due 10/1/12		997,500	924,350
	Freescale Semiconductor, Inc.
	Term Loan B
	4.869%, due 11/29/13		1,482,487	1,245,626
				2,169,976
	Finance (1.8%)
	Hertz Corp., (The)
	Letter of Credit
	2.599%, due 12/21/12		221,464	206,127
	Tranche B Term Loan
	4.429%, due 12/21/12		1,224,772	1,139,956
	Rental Services Corp.
	1st Lien Term Loan
	6.351%, due 11/30/12		2,467,450	2,245,379
	2nd Lien Term Loan
	8.15%, due 11/30/13		397,920	331,269
	United Rentals, Inc.
	Tranche B Credit Linked Deposit
	4.50%, due 2/14/11		450,265	430,378
	Initial Term Loan
	5.10%, due 2/14/11		1,064,870	1,017,838
				5,370,947
	Grocery (0.9%)
	Giant Eagle, Inc.
	Term Loan
	5.997%, due 11/7/12		432,760	428,432
	Roundy's Supermarkets, Inc.
	Tranche B Term Loan
	5.69%, due 11/3/11		2,466,287	2,299,813
				2,728,245
	Healthcare, Education & Childcare (10.7%)
	Accellent, Inc.
	Term Loan
	5.839%, due 11/22/12		477,589	398,787
	Advanced Medical Optics, Inc.
	Term Loan B
	5.662%, due 4/2/14		990,000	893,475
	AGA Medical Corp.
	Tranche B Term Loan
	5.066%, due 4/28/13		916,105	824,494
	Alliance Imaging, Inc.
	Tranche C1 Term Loan
	5.713%, due 12/29/11		389,245	357,132
	AMR HoldCo., Inc.
	Term Loan
	4.995%, due 2/10/12		900,668	830,866
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan
	3.473%, due 4/24/15	(c)	200,000	193,682
	Term Loan
	5.946%, due 4/24/15		1,596,000	1,545,581
	Biomet, Inc.
	Term Loan B
	5.696%, due 3/25/15		1,990,000	1,908,908
	Community Health Systems, Inc.
	New Term Loan B
	5.335%, due 7/25/14		2,721,980	2,503,699
	DaVita, Inc.
	Tranche B1 Term Loan
	5.139%, due 10/5/12		1,767,981	1,656,076
	Fresenius Medical Care Holdings, Inc.
	Term Loan
	4.125%, due 3/31/13		1,808,126	1,722,885
	Gentiva Health Services, Inc.
	Term Loan B
	5.02%, due 3/31/13		842,391	770,788
	HCA, Inc.
	Term Loan A
	4.696%, due 11/16/12		948,864	861,550
	Term Loan B
	4.946%, due 11/18/13		987,500	906,296
	Health Management Associates, Inc.
	Term Loan B
	4.446%, due 2/28/14		2,915,455	2,516,402
	Healthsouth Corp.
	Term Loan B
	5.499%, due 3/10/13		1,164,894	1,073,159
	LifePoint Hospitals, Inc.
	Term Loan B
	4.71%, due 4/15/12		721,238	663,797
❖	Mylan Laboratories, Inc.
	Term Loan B
	6.078%, due 10/2/14		2,992,500	2,879,814
	Quintiles Transnational Corp.
	Term Loan B
	4.70%, due 3/31/13		980,000	916,300
	Royalty Pharma Finance Trust
	Term Loan B
	4.946%, due 4/16/13		997,481	988,753
	Rural/Metro Operating Co. LLC
	LC Facility Deposits
	2.15%, due 3/4/11		411,765	374,706
	Select Medical Corp.
	Term Loan B
	5.058%, due 2/24/12		963,335	849,903
	Sun Healthcare Group, Inc.
	Delayed Draw Term Loan B
	4.677%, due 4/19/14		173,893	156,504
	Synthetic Letter of Credit
	4.73%, due 4/19/14		275,862	248,276
	Term Loan B
	5.539%, due 4/19/14		1,215,398	1,093,858
	US Oncology, Inc.
	Term Loan B
	5.861%, due 8/20/11		1,958,283	1,806,516
	Vanguard Health Holding Co. LLC
	Replacement Term Loan
	4.954%, due 9/23/11		975,279	902,946
	Warner Chilcott Corp.
	Tranche C Term Loan
	4.697%, due 1/18/12		267,903	246,247
	Tranche B Term Loan
	4.835%, due 1/18/12		996,664	916,101
				31,007,501
	Home & Office Furnishings, Housewares, & Durable Consumer Products (1.3%)
	Jarden Corp.
	Term Loan B2
	4.446%, due 1/24/12		728,118	673,205
	Sealy Mattress Co.
	Term Loan E
	4.146%, due 8/25/12		750,345	637,793
	Simmons Bedding Co.
	Tranche D Term Loan
	5.627%, due 12/19/11		2,764,482	2,412,010
				3,723,008
	Hotels, Motels, Inns & Gaming (0.7%)
	Penn National Gaming, Inc.
	Term Loan B
	5.125%, due 10/3/12		1,452,350	1,373,278
	Venetian Casino Resort LLC/Las Vegas Sands, Inc.
	Term Loan B
	4.45%, due 5/23/14		757,456	667,595
				2,040,873
	Leisure, Amusement, Motion Pictures, Entertainment (4.3%)
	Affinity Group, Inc.
	Term Loan
	5.723%, due 6/24/09	(b)	476,568	443,208
	AMC Entertainment, Inc.
	Term Loan
	4.356%, due 1/26/13		977,500	897,128
	Bombardier Recreational Products, Inc.
	Term Loan
	6.43%, due 6/28/13		1,367,089	1,189,367
	Cedar Fair, L.P.
	U.S. Term Loan
	4.704%, due 8/30/12		1,965,000	1,812,713
	Cinemark USA, Inc.
	Term Loan
	4.772%, due 10/5/13		1,967,297	1,777,945
	Easton-Bell Sports, Inc.
	Tranche B Term Loan
	4.355%, due 3/16/12		1,965,000	1,663,701
	Metro-Goldwyn-Mayer Studios, Inc.
	Tranche B Term Loan
	5.946%, due 4/8/12		980,000	771,750
	Regal Cinemas Corp.
	Term Loan
	4.196%, due 10/27/13		2,434,329	2,258,449
	Six Flags Theme Parks, Inc.
	Tranche B Term Loan
	4.99%, due 4/30/15		992,500	806,682
	WMG Acquisition Corp.
	Term Loan
	5.084%, due 2/28/11		973,352	874,192
				12,495,135
	Machinery (2.4%)
	Baldor Electric Co.
	Term Loan B
	4.72%, due 1/31/14		1,598,273	1,519,358
	Colfax Corp.
	New Term Loan B
	5.00%, due 12/19/11		491,263	469,156
❖	Flowserve Corp.
	Term Loan B
	4.284%, due 8/10/12		2,933,154	2,760,831
	Gleason Corp.
	1st Lien Term Loan
	5.427%, due 6/30/13		920,750	771,128
	RBS Global, Inc.
	Term Loan B2
	5.325%, due 7/21/13		557,048	504,128
	Term Loan B
	6.38%, due 7/19/13		934,426	845,656
				6,870,257
	Mining, Steel, Iron & Non-Precious Metals (1.8%)
	Aleris International, Inc.
	New Term Loan B
	4.625%, due 12/19/13		1,975,006	1,637,610
	Magnum Coal Co.
	Term Loan
	6.50%, due 3/21/13		529,545	516,307
	Funded Letter of Credit
	8.71%, due 3/21/13		90,909	88,636
	Novelis, Inc.
	New Canadian Term Loan
	4.70%, due 7/6/14		1,158,504	1,027,448
	New U.S. Term Loan
	4.70%, due 7/6/14		1,312,796	1,164,286
	Tube City IMS Corp.
	Synthetic Letter of Credit
	2.596%, due 1/25/14		108,108	97,297
	Term Loan
	4.946%, due 1/25/14		882,973	794,676
				5,326,260
	Oil & Gas (1.0%)
	Dresser, Inc.
	Term Loan
	5.557%, due 5/4/14		407,578	381,085
	Energy Transfer Co., L.P.
	Term Loan B
	4.878%, due 11/1/12		2,000,000	1,888,000
	Targa Resources, Inc.
	Synthetic Letter of Credit
	4.705%, due 10/31/12		291,106	274,076
	Term Loan
	6.828%, due 10/31/12		515,792	485,618
				3,028,779
	Personal & Nondurable Consumer Products (1.3%)
	ACCO Brands Corp.
	U.S. Term Loan
	4.918%, due 8/17/12		618,892	584,853
	JohnsonDiversey, Inc.
	New Term Loan B
	5.112%, due 12/16/11		1,473,506	1,387,552
	Mega Bloks, Inc.
	Term Loan B
	5.50%, due 7/26/12		975,000	814,125
	Visant Corp.
	Term Loan C
	6.718%, due 12/21/11		1,197,540	1,135,667
				3,922,197
	Personal Transportation (0.4%)
	United Airlines, Inc.
	Term Loan B
	4.687%, due 2/1/14		1,417,322	1,099,437

	Personal, Food & Miscellaneous Services (1.2%)
	Aramark Corp.
❖	Term Loan
	4.571%, due 1/27/14		3,538,345	3,291,644
	Synthetic Letter of Credit
	5.198%, due 1/27/14		222,198	206,706
				3,498,350
	Printing & Publishing (4.9%)
	Cenveo Corp.
	Delayed Draw Term Loan
	4.349%, due 6/21/13		27,310	24,306
	Term Loan C
	4.349%, due 6/21/13		1,809,538	1,610,489
	Dex Media East LLC
	Replacement Term Loan
	4.985%, due 10/24/14		815,000	718,365
	Dex Media West LLC
	Tranche B1 Term Loan
	4.596%, due 3/9/10		915,851	879,217
	Hanley Wood LLC
	New Term Loan B
	6.745%, due 3/8/14		923,427	683,336
❖	Idearc, Inc.
	Term Loan B
	4.70%, due 11/17/14		3,461,212	2,763,778
	Medianews Group, Inc.
	Term Loan C
	4.954%, due 8/2/13		491,250	358,613
	Merrill Communications LLC
	Term Loan
	5.316%, due 5/15/11		1,962,456	1,736,774
	New Publishing Acquisition, Inc.
	Tranche B Term Loan
	5.42%, due 8/5/12		1,115,625	780,937
	Nielsen Finance LLC
	Dollar Term Loan
	5.346%, due 8/9/13		2,467,461	2,221,596
	Penton Media, Inc.
	Term Loan B
	4.954%, due 2/1/13		1,237,500	940,500
	R.H. Donnelley, Inc.
	Tranche D2 Term Loan
	4.415%, due 6/30/11		946,897	879,076
	Tribune Co.
	Term Loan B
	5.542%, due 6/4/14		992,500	658,950
				14,255,937
	Retail Store (3.1%)
	Eye Care Centers of America, Inc.
	Term Loan B
	5.345%, due 3/1/12		987,597	928,342
	Michaels Stores, Inc.
	New Term Loan B
	5.345%, due 10/31/13		2,233,040	1,865,426
	Neiman Marcus Group, Inc. (The)
	Term Loan B
	4.758%, due 4/6/13		2,564,565	2,367,784
	Pantry, Inc. (The)
	Delayed Draw Term Loan B
	1.942%, due 5/15/14	(c)	66,667	55,167
	Term Loan B
	4.46%, due 5/15/14		771,944	638,784
	Petco Animal Supplies, Inc.
	Term Loan B
	5.144%, due 10/25/13		2,064,663	1,833,937
	Yankee Candle Co., Inc. (The)
	Term Loan B
	4.611%, due 2/6/14		1,384,904	1,191,710
				8,881,150
	Telecommunications (3.0%)
❖	Alltel Communications, Inc.
	Term Loan B3
	5.568%, due 5/15/15		2,987,494	2,691,233
	Centennial Cellular Operating Co. LLC
	Term Loan
	4.724%, due 2/9/11		1,930,632	1,842,788
❖	MetroPCS Wireless, Inc.
	Term Loan B
	5.317%, due 11/4/13		2,967,418	2,714,363
	PanAmSat Corp.
	Term Loan B2-A
	5.611%, due 1/3/14		493,849	450,637
	Term Loan B2-B
	5.611%, due 1/3/14		493,701	450,502
	Term Loan B2-C
	5.611%, due 1/3/14		493,701	450,502
				8,600,025
	Textiles & Leather (0.6%)
	Springs Windows Fashions LLC
	Term Loan B
	5.50%, due 12/31/12	(b)	467,288	295,949
	St. Johns Knits International, Inc.
	Term Loan B
	5.678%, due 3/23/12		990,279	861,543
	William Carter Co. (The)
	Term Loan
	4.595%, due 7/14/12		736,732	680,249
				1,837,741
	Utilities (7.2%)
	AES Corp.
	Term Loan
	7.095%, due 8/10/11		1,000,000	946,250
	Bosque Power Co. LLC
	Term Loan
	8.068%, due 1/16/15		499,405	480,677
	Boston Generating LLC
	Revolving Credit Commitment
	2.571%, due 12/20/13		63,788	55,632
	Synthetic Letter of Credit
	2.571%, due 12/20/13		227,814	198,686
	1st Lien Term Loan
	4.946%, due 12/20/13		1,016,848	886,837
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit
	4.73%, due 6/28/13		579,618	500,645
	Term Loan
	5.446%, due 6/28/13		1,135,842	981,084
	Covanta Energy Corp.
	Funded Letter of Credit
	2.588%, due 2/10/14		494,845	455,258
	Term Loan B
	5.079%, due 2/10/14		995,103	915,495
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit
	4.204%, due 4/2/13		2,425,532	2,228,457
	Term Loan B
	4.683%, due 4/2/13		74,096	68,075
	InfrastruX Group, Inc.
	Delayed Draw Term Loan
	7.204%, due 11/5/12		776,769	679,672
	KGen LLC
	Synthetic Letter of Credit
	2.59%, due 2/8/14		281,250	252,773
	1st Lien Term Loan
	4.50%, due 2/8/14		462,891	416,023
	Mackinaw Power Holdings LLC
	Term Loan B
	4.739%, due 6/22/15		1,500,000	1,260,000
	Mirant North America LLC
	Term Loan
	4.454%, due 1/3/13		771,918	727,050
	NRG Energy, Inc.
	Synthetic Letter of Credit
	6.48%, due 2/1/13		966,379	902,222
	Term Loan B
	6.52%, due 2/1/13		1,984,517	1,852,767
	TPF Generation Holdings LLC
	Synthetic Revolver
	4.73%, due 12/16/11		94,479	81,901
	Synthetic Letter of Credit
	4.83%, due 12/16/13		301,388	261,266
	Term Loan B
	6.83%, due 12/15/13		1,527,480	1,324,134
	2nd Lien Term Loan C
	9.08%, due 12/15/14		500,000	396,667
	TPF II LC LLC
	Term Loan B
	7.58%, due 10/15/14		997,500	927,675
	TXU Corp.
	Term Loan B2
	6.579%, due 10/10/14		1,990,000	1,811,127
	Term Loan B3
	6.583%, due 10/10/14		997,500	905,231
	USPF Holdings LLC
	Synthetic Letter of Credit
	4.446%, due 4/11/14		300,000	267,000
	Term Loan
	6.944%, due 4/11/14		1,191,000	1,059,990
				20,842,594
	Total Floating Rate Loans
	(Cost $280,441,110)			252,024,329

			Principal
			Amount	Value
	Foreign Floating Rate Loans (4.2%)	(a)
	Chemicals, Plastics & Rubber (1.5%)
	Brenntag Holding GmbH and Co.
	Acquisition Term Loan
	5.794%, due 1/20/14		392,727	338,236
	Term Loan B2
	5.794%, due 1/20/14		1,607,273	1,384,264
	Invista B.V.
	Tranche B1 Term Loan
	4.196%, due 4/29/11		1,304,602	1,235,024
	Tranche B2 Term Loan
	4.196%, due 4/29/11		599,500	567,527
	Lucite International US Finco, Ltd.
	Delayed Draw Term Loan B2
	5.50%, due 7/8/13		257,595	216,058
	Term Loan B1
	5.50%, due 7/8/13		727,500	610,191
				4,351,300
	Finance (0.5%)
	Ashtead Group PLC
	Term Loan
	4.75%, due 8/31/11		1,485,000	1,351,350

	Home & Office Furnishings, Housewares, & Durable Consumer Products (0.1%)
	Sunbeam Corp. (Canada), Ltd.
	Term Loan
	4.446%, due 1/24/12		323,717	309,149

	Printing & Publishing (0.7%)
	Yell Group PLC
	Term Loan B1
	4.704%, due 10/27/12		2,500,000	2,077,678

	Retail Store (0.5%)
	Dollarama Group, L.P.
	Replacement Term Loan B
	4.994%, due 11/18/11		1,470,093	1,330,434

	Telecommunications (0.9%)
	Intelsat Subsidiary Holding Co.
	Tranche B Term Loan
	5.611%, due 7/3/13		968,775	901,930
	Telesat Canada
	U.S. Delayed Draw Term Loan
	2.991%, due 10/31/14	(c)	50,367	46,543
	U.S. Term Loan B
	6.581%, due 10/31/14		1,841,084	1,701,277
				2,649,750
	Total Foreign Floating Rate Loans
	(Cost $13,530,306)			12,069,661

	Total Long-Term Investments
	(Cost $294,471,416)			264,530,240

			Principal
			Amount	Value
	Short-Term Investments (8.5%)
	Commercial Paper (0.4%)
	National Rural Utilities Cooperative Finance Corp.
	2.32%, due 4/28/08		1,000,000	998,260
	Total Commercial Paper
	(Cost $998,260)			998,260

	Repurchase Agreement (2.0%)
	Wachovia Capital Markets LLC 2.25%, dated 3/31/08 due 4/1/08 Proceeds at Maturity $5,865,367 (Collateralized by various U.S. Government Agencies with rates between 3.63%-5.99% and maturity dates between 7/15/09-3/12/21, with a Principal Amount of $5,725,000 and a Market Value of $5,983,289)		5,865,000	5,865,000
	Total Repurchase Agreement
	(Cost $5,865,000)			5,865,000

	U.S. Government & Federal Agencies (6.1%)
	Federal Agricultural Mortgage Corporation (Discount Note)
	2.15%, due 4/15/08		4,000,000	3,996,656
	Federal Farm Credit Bank (Discount Note)
	2.10%, due 4/10/08		335,000	334,824
	Federal Home Loan Bank (Discount Notes)
	2.05%, due 4/9/08		500,000	499,772
	2.30%, due 4/2/08		1,000,000	999,936
	Federal National Mortgage Association (Discount Note)
	1.80%, due 4/3/08		2,000,000	1,999,800
	Inter-American Development Bank (Discount Note)
	1.90%, due 4/4/08		4,000,000	3,999,367
	Tennessee Valley Authority (Discount Note)
	1.85%, due 4/24/08		500,000	499,409
	United States Treasury Bills
	1.15%, due 4/24/08		5,000,000	4,996,326
	1.71%, due 4/3/08		500,000	499,953

	Total U.S. Government & Federal Agencies
	(Cost $17,826,043)			17,826,043

	Total Short-Term Investments
	(Cost $24,689,303)			24,689,303

	Total Investments
	(Cost $319,160,719)	(d)	99.5%	289,219,543

	Cash and Other Assets,
	Less Liabilities		0.5	1,471,786

	Net Assets		100.0%	$290,691,329

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2008. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(b)	Illiquid security. The total market value of these securities at March 31, 2008 is $3,263,822, which represents 1.1% of the Portfolio's net assets.
(c)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(d)	The cost stated also represents the aggregate cost for Federal income tax purposes. Net unrealized depreciation is as follows:
	Gross unrealized appreciation		$0
	Gross unrealized depreciation		(29,941,176)
	Net unrealized depreciation		$(29,941,176)

	MainStay VP Government Portfolio
	Portfolio of Investments			†††	March 31, 2008 unaudited
					Principal
					Amount	Value
	Long-Term Bonds (94.2%)		†
	Asset-Backed Securities (1.8%)
	Consumer Loans (0.5%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23				$1,650,000	$1,666,969

	Credit Cards (0.2%)
	Chase Issuance Trust
	Series 2006-C4, Class C4
	3.108%, due 1/15/14		(a)		855,000	729,074

	Diversified Financial Services (0.6%)
	Massachusetts RRB Special Purpose Trust
	Series 2001-1, Class A
	6.53%, due 6/1/15				1,745,815	1,869,132

	Home Equity (0.5%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36		(b)		665,000	620,529
	Series 2006-1, Class A3
	5.706%, due 7/25/36		(b)		1,025,000	979,416
						1,599,945

	Total Asset-Backed Securities
	(Cost $5,938,426)					5,865,120

					Principal
					Amount	Value
	Corporate Bonds (1.2%)
	Insurance (0.3%)
	Fund American Cos., Inc.
	5.875%, due 5/15/13				1,000,000	1,042,402

	Media (0.9%)
	TCI Communications, Inc.
	8.75%, due 8/1/15				2,560,000	2,895,831

	Total Corporate Bonds
	(Cost $4,011,854)					3,938,233

					Principal
					Amount	Value
	Mortgage-Backed Securities (1.9%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (1.9%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45				1,630,000	1,614,518
	Citigroup Commercial Mortgage Trust
	Series 2005-EMG, Class A1
	4.154%, due 9/20/51		(c)		193,704	192,482
	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-AR6, Class 1A1
	6.058%, due 8/25/36		(a)		1,574,246	1,427,545
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28		(c)		530,000	493,087
	GS Mortgage Securities Corp. II
	Series 2001-ROCK, Class A1
	6.22%, due 5/3/18		(c)		1,085,248	1,123,914
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	3.81%, due 2/25/42		(a) (c) (d) (e)		1,530,000	1,461,150

	Total Mortgage-Backed Securities
	(Cost $6,579,900)					6,312,696

					Principal
					Amount	Value

	Municipal Bonds (1.0%)
	Texas (0.6%)
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23		(a)		1,280,000	1,289,677
	Houston, TX, Utility System Revenue
	6.497%, due 5/15/34		(f)		300,000	300,000
	6.516%, due 5/15/34		(f)		450,000	450,000
						2,039,677

	Wisconsin (0.4%)
	Wisconsin State General Revenue
	10.055%, due 5/1/32		(f)		850,000	850,000
	14.00%, due 5/1/32		(f)		550,000	550,000
						1,400,000

	Total Municipal Bonds
	(Cost $3,435,506)					3,439,677

					Principal
					Amount	Value
	U.S. Government & Federal Agencies (88.3%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.5%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16				1,697,586	1,727,891

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligations) (1.0%)
	Series 2003-T1, Class B
	4.491%, due 11/25/12				2,660,000	2,747,931
	Series 1998-M6, Class A2
	6.32%, due 8/15/08		(g)		539,535	540,608
						3,288,539

	Fannie Mae Strip (Collateralized Mortgage Obligations) (0.2%)
	Series 360, Class 2, IO
	5.00%, due 8/1/35		(h)		2,013,448	437,453
	Series 361, Class 2, IO
	6.00%, due 10/1/35		(h)		372,870	70,697
						508,150

	Federal Home Loan Bank (4.3%)
	4.50%, due 2/20/15				4,900,000	4,959,550
	5.125%, due 8/14/13				3,725,000	4,036,742
	5.50%, due 7/15/36				4,600,000	5,027,156
						14,023,448

	Federal Home Loan Mortgage Corporation (5.0%)
	3.625%, due 9/15/08				3,530,000	3,549,930
	4.75%, due 11/17/15				1,395,000	1,472,157
	5.20%, due 3/5/19				4,925,000	5,012,138
	5.40%, due 7/16/09				5,000,000	5,046,060
	6.00%, due 6/5/17				1,500,000	1,509,443
						16,589,728

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (9.4%)
	3.00%, due 8/1/10				1,686,542	1,672,892
	4.298%, due 3/1/35		(a)		141,300	142,514
	5.00%, due 1/1/20				3,116,619	3,158,751
❖	5.00%, due 6/1/33				6,445,975	6,404,467
	5.00%, due 8/1/33				3,149,157	3,127,303
	5.00%, due 5/1/36				2,479,861	2,458,061
	5.50%, due 1/1/21				2,398,557	2,452,732
❖	5.50%, due 1/1/33				9,833,998	9,962,990
	5.659%, due 2/1/37		(a)		886,915	903,329
	6.50%, due 4/1/37				675,210	701,033
						30,984,072

	Federal National Mortgage Association (1.3%)
	5.50%, due 3/1/35				4,077,382	4,126,385

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (27.1%)
❖	4.50%, due 7/1/18				9,176,351	9,171,471
❖	4.50%, due 11/1/18				6,871,479	6,867,825
	4.717%, due 11/1/34		(a)		580,092	589,861
	5.00%, due 11/1/17				5,469,970	5,551,560
	5.00%, due 9/1/20				662,704	670,430
	5.00%, due 1/1/36				5,123,116	5,078,084
	5.00%, due 2/1/36				2,027,453	2,009,631
	5.00%, due 5/1/36				1,379,225	1,367,102
	5.00%, due 6/1/36				714,828	708,291
	5.285%, due 4/1/34		(a)		993,073	998,041
	5.50%, due 11/1/17				3,593,643	3,688,583
	5.50%, due 6/1/19				2,046,491	2,096,798
	5.50%, due 11/1/19				2,069,679	2,120,556
	5.50%, due 4/1/21				4,737,858	4,849,665
	5.50%, due 6/1/21				927,307	947,924
❖	5.50%, due 6/1/33				8,801,671	8,913,914
	5.50%, due 12/1/33				4,119,000	4,171,527
	5.50%, due 6/1/34				2,195,730	2,222,119
	5.50%, due 4/1/36				976,924	988,160
	5.50%, due 7/1/37				909,667	919,135
	6.00%, due 12/1/16				242,908	250,727
	6.00%, due 1/1/33				1,320,781	1,361,299
	6.00%, due 3/1/33				1,402,834	1,444,359
	6.00%, due 9/1/34				188,076	193,331
	6.00%, due 9/1/35				3,050,678	3,131,420
	6.00%, due 10/1/35				438,248	449,734
	6.00%, due 4/1/36				4,565,959	4,685,631
	6.00%, due 6/1/36				5,144,181	5,275,660
	6.00%, due 11/1/36				3,406,306	3,493,367
	6.00%, due 4/1/37				1,164,463	1,182,283
	6.50%, due 4/1/38	TBA	(i)		1,323,000	1,370,132
	6.50%, due 10/1/31				422,641	441,028
	6.50%, due 7/1/32				206,197	214,953
	6.50%, due 2/1/37				881,139	913,340
	6.50%, due 8/1/47		(e)		829,950	849,006
						89,186,947

	Government National Mortgage Association (Collateralized Mortgage Obligation) (1.0%)
	Series 2006-32, Class A
	5.079%, due 1/16/30				3,120,403	3,196,323

	Government National Mortgage Association (Mortgage Pass-Through Securities) (2.8%)
	5.00%, due 4/15/34				5,449,559	5,458,258
	6.00%, due 8/15/32				936,276	970,562
	6.00%, due 10/15/32				1,367,182	1,416,695
	6.50%, due 7/15/28				157,590	164,860
	6.50%, due 8/15/28				225,197	235,651
	6.50%, due 7/15/32				880,386	918,879
						9,164,905

	Hvide Van Ommeren Tankers LLC (1.5%)
	Series I
	7.54%, due 12/14/23		(j)		2,124,000	2,424,588
	Series II
	7.54%, due 12/14/23		(j)		2,105,000	2,402,900
						4,827,488

	Overseas Private Investment Corporation (1.0%)
	5.142%, due 12/15/23		(j)		3,100,000	3,453,431

	Tennessee Valley Authority (1.3%)
	4.65%, due 6/15/35		(j)		4,395,000	4,196,887

	United States Treasury Bonds (5.6%)
	6.25%, due 5/15/30				4,865,000	6,218,837
❖	6.875%, due 8/15/25				5,305,000	6,995,969
	8.75%, due 8/15/20				3,460,000	5,080,795
						18,295,601

	United States Treasury Notes (26.3%)
	2.00%, due 7/15/14	T.I.P.S.	(k)		3,358,890	3,647,808
❖	4.125%, due 8/31/12		(l)		10,795,000	11,580,164
	4.25%, due 11/15/14		(l)		4,945,000	5,407,051
❖	4.375%, due 11/15/08				21,235,000	21,614,915
	4.375%, due 2/15/38		(l)		2,880,000	2,914,200
❖	4.75%, due 5/31/12		(l)		11,030,000	12,098,532
❖	4.75%, due 8/15/17		(l)		17,835,000	19,732,751
	4.875%, due 7/31/11				4,800,000	5,252,251
	4.875%, due 8/15/16				3,810,000	4,267,793
						86,515,465

	Total U.S. Government & Federal Agencies
	(Cost $283,207,524)					290,085,260

	Total Long-Term Bonds
	(Cost $303,173,210)					309,640,986

					Shares	Value
	Short-Term Investment (14.0%)
	Investment Company (14.0%)
	State Street Navigator Securities Lending Prime Portfolio		(m)		45,988,009	45,988,009

	Total Short-Term Investment
	(Cost $45,988,009)					45,988,009

	Total Investments
	(Cost $349,161,219)		(n)		108.2%	355,628,995
	Liabilities in Excess of
	Cash and Other Assets				(8.2)	(27,071,434)

	Net Assets				100.0%	$328,557,561

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These transactions are marked-to-market daily and reviewed against the value of hte Portfolio's potential senior securites holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at March 31, 2008.
(b)	Subprime mortgage investment. The total market value of the securities at March 31, 2008 is $1,599,945, which represents 0.5% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of the security at March 31, 2008 is $1,461,150, which represents 0.4% of the Portfolio's net assets.
(e)	Fair valued security. The total market value of the security at March 31, 2008 is $2,310,156, which represents 0.4% of the Portfolio's net assets.
(f)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at March 31, 2008.
(g)	ACES - Alternative Credit Enhancement Structure.
(h)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(i)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of the security at March 31, 2008 is $1,370,132, which represents 0.4% of the Portfolio's net assets.

(j)	United States Government Guaranteed Security.
(k)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $45,071,311; cash collateral of $45,988,009 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(m)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	At March 31, 2008, cost is $349,161,219 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation				$7,352,022
	Gross unrealized depreciation				(884,246)
	Net unrealized appreciation				$6,467,776

	MainStay VP Growth Allocation Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (100.1%)	†
	Equity Funds (100.1%)
	MainStay 130/30 Core Fund Class I	(a)	226,106	$1,872,161
	MainStay 130/30 Growth Fund Class I	(a) (b)	120,287	1,130,694
	MainStay 130/30 International Fund Class I	(a)	437,104	3,680,414
	MainStay Growth Equity Fund Class I	(a)	1,474,632	16,987,761
	MainStay ICAP Equity Fund Class I		664,757	25,234,177
	MainStay ICAP International Fund Class I		575,208	20,356,599
	MainStay Large Cap Opportunity Fund Class I		57,657	503,921
	MainStay VP Capital Appreciation Portfolio Initial Class		40,066	948,336
	MainStay VP Common Stock Portfolio Initial Class		1,577,849	33,562,474
	MainStay VP ICAP Select Equity Portfolio Initial Class	(a)	1,933,786	25,300,779
	MainStay VP International Equity Portfolio Initial Class		759,101	12,901,744
	MainStay VP Large Cap Growth Portfolio Initial Class	(a)	2,657,433	35,706,771
	MainStay VP Value Portfolio Initial Class		194,437	3,337,577

	Total Affiliated Investment Companies
	(Cost $196,042,426)	(c)	100.1%	181,523,408
	Liabilities in Excess of
	Cash and Other Assets		(0.1)	(252,605)
	Net Assets		100.0%	$181,270,803

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(b)	Non-income producing security.
(c)	At March 31, 2008, cost is $196,337,578 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$2,176,653
	Gross unrealized depreciation		(16,990,823)
	Net unrealized depreciation		$(14,814,170)

			MainStay VP High Yield Corporate Bond Portfolio
			Portfolio of Investments			March 31, 2008 unaudited
						Principal
						Amount	Value
			Long-Term Bonds (85.7%)	†
			Convertible Bonds (0.9%)
			Insurance (0.2%)
			Conseco, Inc.
			3.50%, due 9/30/35
			(zero coupon), beginning 9/30/10	(a)		$950,000	$790,875
			3.50%, due 9/30/35
			(zero coupon), beginning 9/30/10			1,670,000	1,390,275
							2,181,150

			Internet (0.0%)	‡
			At Home Corp.
			0.525%, due 12/28/18	(b) (c) (d)		1,869,975	187
			4.75%, due 12/19/08	(b) (c) (d) (e)		9,032,054	903
							1,090

			Media (0.4%)
			Sinclair Broadcast Group, Inc.
			3.00%, due 5/15/27			5,560,000	5,059,600

			Telecommunications (0.3%)
			Nortel Networks Corp.
			4.25%, due 9/1/08			4,245,000	4,213,162

			Total Convertible Bonds
			(Cost $12,187,655)				11,455,002

						Principal
						Amount	Value
			Corporate Bonds (65.1%)
			Advertising (0.7%)
			Interpublic Group of Cos., Inc.
			6.25%, due 11/15/14			6,720,000	5,418,000
			Lamar Media Corp.
			Class B
			6.625%, due 8/15/15			1,945,000	1,711,600
			Vertis, Inc.
			9.75%, due 4/1/09	(f)		3,065,000	2,605,250
							9,734,850

			Agriculture (0.5%)
			Reynolds American, Inc.
			7.625%, due 6/1/16			3,475,000	3,656,270
			7.75%, due 6/1/18			3,505,000	3,685,567
							7,341,837

			Airlines (0.5%)
			DAE Aviation Holdings, Inc.
			11.25%, due 8/1/15	(a)		6,025,000	5,934,625
			Delta Air Lines, Inc. (Escrow Shares)
			2.875%, due 2/6/24			2,325,000	78,469
			2.875%, due 2/18/24	(a)		1,355,000	45,731
			8.00%, due 6/3/23			5,935,000	207,725
			8.30%, due 12/15/29			3,660,000	109,800
			9.25%, due 12/27/07			3,395,000	93,362
			9.25%, due 3/15/22			2,450,000	67,375
			9.75%, due 5/15/21			350,000	10,500
			10.00%, due 8/15/08			2,630,000	72,325
			10.375%, due 2/1/11			5,180,000	142,450
			10.375%, due 12/15/22			3,275,000	90,062
			Northwest Airlines, Inc. (Escrow Shares)
			7.625%, due 11/15/23			3,847,600	125,047
			7.875%, due 3/15/08			6,249,900	127,827
			8.875%, due 6/1/08			1,996,000	42,415
			10.00%, due 2/1/09			7,315,600	155,457
							7,303,170

			Apparel (0.5%)
			Quiksilver, Inc.
			6.875%, due 4/15/15			2,835,000	2,282,175
			Unifi, Inc.
			11.50%, due 5/15/14			5,890,000	4,417,500
							6,699,675

			Auto Manufacturers (0.2%)
			General Motors Corp.
			7.125%, due 7/15/13	(f)		4,075,000	3,137,750

			Auto Parts & Equipment (1.5%)
			American Tire Distributors, Inc.
			10.75%, due 4/1/13			1,855,000	1,762,250
			11.08%, due 4/1/12	(g)		775,000	693,625
			FleetPride Corp.
			11.50%, due 10/1/14	(a)		5,665,000	5,381,750
			Lear Corp.
			Series B
			8.50%, due 12/1/13			2,725,000	2,425,250
			8.75%, due 12/1/16			4,615,000	3,940,056
			Tenneco Automotive, Inc.
			8.625%, due 11/15/14			5,290,000	5,197,425
			10.25%, due 7/15/13			1,065,000	1,128,900
							20,529,256

			Beverages (0.3%)
			Constellation Brands, Inc.
			7.25%, due 5/15/17			4,220,000	4,093,400

			Building Materials (0.3%)
			Compression Polymers Corp.
			10.50%, due 7/1/13			1,760,000	1,478,400
			Panolam Industries International, Inc.
			10.75%, due 10/1/13	(f)		3,725,000	2,886,875
							4,365,275

			Chemicals (1.6%)
			Equistar Chemicals, L.P.
			7.55%, due 2/15/26			2,400,000	1,536,000
			MacDermid, Inc.
			9.50%, due 4/15/17	(a)		3,975,000	3,557,625
			Millennium America, Inc.
			7.625%, due 11/15/26			3,150,000	2,031,750
			Momentive Performance Materials, Inc.
			9.75%, due 12/1/14			765,000	686,587
			10.125%, due 12/1/14	(f)		3,895,000	3,388,650
			Mosaic Global Holdings, Inc.
			7.875%, due 12/1/16	(a) (f)		1,640,000	1,763,000
			Phibro Animal Health Corp.
			10.00%, due 8/1/13	(a)		3,610,000	3,411,450
			Reichhold Industries, Inc.
			9.00%, due 8/15/14	(a)		80,000	78,400
			Tronox Worldwide LLC/Tronox Finance Corp.
			9.50%, due 12/1/12			5,985,000	5,117,175
							21,570,637

			Coal (0.2%)
			Peabody Energy Corp.
			7.375%, due 11/1/16			845,000	874,575
			7.875%, due 11/1/26			2,235,000	2,218,237
							3,092,812

			Commercial Services (3.3%)
			Cardtronics, Inc.
			9.25%, due 8/15/13			4,765,000	4,479,100
			9.25%, due 8/15/13	(a)		2,610,000	2,453,400
			Great Lakes Dredge & Dock Corp.
			7.75%, due 12/15/13			4,854,000	4,441,410
			iPayment, Inc.
			9.75%, due 5/15/14			6,280,000	5,573,500
			Knowledge Learning Corp., Inc.
			7.75%, due 2/1/15	(a)		7,845,000	7,335,075
			Language Line, Inc.
			11.125%, due 6/15/12			5,005,000	5,055,050
			Phoenix Color Corp.
			13.00%, due 2/1/09			2,475,000	2,437,875
			Protection One Alarm Monitoring, Inc.
			Series B
			8.125%, due 1/15/09	(f)		4,360,000	4,539,850
			Rural/Metro Corp.
			9.875%, due 3/15/15			4,120,000	3,646,200
			Service Corp. International
			7.375%, due 10/1/14			2,145,000	2,147,681
			7.625%, due 10/1/18			2,210,000	2,221,050
							44,330,191

			Computers (0.8%)
			SunGard Data Systems, Inc.
			3.75%, due 1/15/09			3,475,000	3,396,812
			4.875%, due 1/15/14			1,030,000	902,537
			9.125%, due 8/15/13			6,825,000	6,893,250
							11,192,599

			Diversified Financial Services (7.2%)
			American Real Estate Partners, L.P./American Real Estate Finance Corp.
❖			7.125%, due 2/15/13			13,150,000	11,933,625
			8.125%, due 6/1/12			7,680,000	7,488,000
			AmeriCredit Corp.
			8.50%, due 7/1/15			6,955,000	5,077,150
			Cedar Brakes II LLC
			9.875%, due 9/1/13	(a)		4,673,828	5,247,307
			Chukchansi Economic Development Authority
			8.00%, due 11/15/13	(a)		2,105,000	1,894,500
			El Comandante Capital Corp. (Escrow Shares)
			11.75%, due 12/15/03	(b) (d) (e)		2,412,000	173,664
			Ford Motor Credit Co. LLC
			7.375%, due 10/28/09			1,510,000	1,375,811
			7.875%, due 6/15/10			4,635,000	4,041,428
			General Motors Acceptance Corp. LLC
❖			6.75%, due 12/1/14			14,345,000	10,151,971
			8.00%, due 11/1/31			2,115,000	1,515,804
			GMAC LLC
			7.25%, due 3/2/11			2,900,000	2,283,358
			Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
			8.50%, due 4/1/15			3,715,000	3,817,162
			9.75%, due 4/1/17	(f)		2,935,000	2,920,325
			KAR Holdings, Inc.
			8.75%, due 5/1/14			2,175,000	1,935,750
			10.00%, due 5/1/15			6,060,000	5,241,900
			LaBranche & Co., Inc.
			11.00%, due 5/15/12			3,270,000	3,319,050
			MXEnergy Holdings, Inc.
			10.686%, due 8/1/11	(g)		4,140,000	3,726,000
			NSG Holdings LLC/NSG Holdings, Inc.
			7.75%, due 12/15/25	(a)		1,435,000	1,391,950
			Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
			9.25%, due 4/1/15			45,000	39,825
			Rainbow National Services LLC
			8.75%, due 9/1/12	(a)		2,940,000	3,006,150
			10.375%, due 9/1/14	(a)		9,450,000	10,017,000
			Regency Energy Partners/Regency Energy Finance Corp.
			8.375%, due 12/15/13			3,481,000	3,550,620
			Ucar Finance, Inc.
			10.25%, due 2/15/12			720,000	745,200
			Vanguard Health Holding Co. II LLC
			9.00%, due 10/1/14			6,595,000	6,347,687
							97,241,237

			Electric (2.5%)
			AES Eastern Energy, L.P.
			Series 1999-A
			9.00%, due 1/2/17			7,225,002	7,477,877
			Energy Future Holdings
			10.875%, due 11/1/17	(a)		9,820,000	9,918,200
			NRG Energy, Inc.
			7.25%, due 2/1/14			4,775,000	4,715,312
			7.375%, due 2/1/16			345,000	338,100
			Reliant Energy Mid-Atlantic Power Holdings LLC
			Series C
			9.681%, due 7/2/26			1,190,000	1,332,800
			Reliant Energy, Inc.
			7.625%, due 6/15/14			1,700,000	1,687,250
			7.875%, due 6/15/17	(f)		8,180,000	8,139,100
			Western Resources, Inc.
			7.125%, due 8/1/09			855,000	892,054
							34,500,693

			Energy - Alternate Sources (0.2%)
			Salton Sea Funding Corp.
			Series E
			8.30%, due 5/30/11	(b)		2,429	2,754
			VeraSun Energy Corp.
			9.375%, due 6/1/17	(a)		3,915,000	2,681,775
							2,684,529

			Entertainment (2.4%)
			Gaylord Entertainment Co.
			6.75%, due 11/15/14			4,410,000	3,836,700
			8.00%, due 11/15/13			4,890,000	4,535,475
			Isle of Capri Casinos, Inc.
			7.00%, due 3/1/14			4,855,000	3,459,187
			Jacobs Entertainment, Inc.
			9.75%, due 6/15/14			5,050,000	3,787,500
			Mohegan Tribal Gaming Authority
			6.375%, due 7/15/09			2,720,000	2,720,000
			7.125%, due 8/15/14	(f)		910,000	746,200
			8.00%, due 4/1/12			3,590,000	3,284,850
			Penn National Gaming, Inc.
			6.75%, due 3/1/15			5,635,000	5,113,762
			6.875%, due 12/1/11			3,200,000	3,008,000
			Shingle Springs Tribal Gaming Authority
			9.375%, due 6/15/15	(a)		1,635,000	1,446,975
			United Artists Theatre Circuit, Inc.
			Series BA7
			9.30%, due 7/1/15	(b) (d)		805,359	595,966
							32,534,615

			Environmental Control (0.6%)
			Geo Sub Corp.
			11.00%, due 5/15/12			8,780,000	8,341,000

			Food (0.9%)
			Chiquita Brands International, Inc.
			7.50%, due 11/1/14			1,695,000	1,432,275
			Dole Food Co., Inc.
			8.625%, due 5/1/09			2,100,000	1,827,000
			Pilgrims Pride Corp.
			7.625%, due 5/1/15			860,000	827,750
			8.375%, due 5/1/17	(f)		1,495,000	1,315,600
			Smithfield Foods, Inc.
			7.75%, due 7/1/17			3,005,000	2,929,875
			Stater Brothers Holdings
			7.75%, due 4/15/15			4,415,000	4,172,175
							12,504,675

			Forest Products & Paper (2.3%)
			Bowater, Inc.
			9.375%, due 12/15/21			7,589,700	5,047,150
			9.50%, due 10/15/12			90,000	63,000
			Domtar Corp.
			7.875%, due 10/15/11			2,855,000	2,855,000
			Georgia-Pacific Corp.
			7.00%, due 1/15/15	(a)		1,615,000	1,514,062
			7.125%, due 1/15/17	(a)		3,880,000	3,589,000
			7.25%, due 6/1/28			4,180,000	3,406,700
			7.375%, due 12/1/25			1,310,000	1,087,300
			7.75%, due 11/15/29			64,000	53,760
			8.00%, due 1/15/24			4,295,000	3,779,600
			8.875%, due 5/15/31			6,895,000	6,136,550
			NewPage Corp.
			10.00%, due 5/1/12	(a)		3,685,000	3,740,275
							31,272,397

			Hand & Machine Tools (0.3%)
			Baldor Electric Co.
			8.625%, due 2/15/17			2,985,000	2,955,150
			Thermadyne Holdings Corp.
			10.50%, due 2/1/14			1,590,000	1,399,200
							4,354,350

			Health Care-Products (3.4%)
			Cooper Cos., Inc. (The)
			7.125%, due 2/15/15			2,980,000	2,831,000
			Hanger Orthopedic Group, Inc.
			10.25%, due 6/1/14			4,885,000	4,909,425
			Invacare Corp.
			9.75%, due 2/15/15			4,890,000	4,914,450
			LVB Acquisition Merger Sub, Inc.
			10.00%, due 10/15/17	(a)		4,835,000	5,064,662
			10.375%, due 10/15/17	(a) (h)		2,100,000	2,178,750
			11.625%, due 10/15/17	(a)		3,460,000	3,460,000
			PTS Acquisition Corp.
			9.50%, due 4/15/15	(a) (f) (h)		6,245,000	5,058,450
			ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
			10.875%, due 11/15/14	(a)		7,440,000	6,993,600
			11.75%, due 11/15/14			4,770,000	4,173,750
			VWR Funding, Inc.
			Series B
			10.25%, due 7/15/15			6,840,000	6,361,200
							45,945,287

			Health Care-Services (2.6%)
			Alliance Imaging, Inc.
			7.25%, due 12/15/12			2,440,000	2,293,600
			Series B
			7.25%, due 12/15/12			7,490,000	7,040,600
			Centene Corp.
			7.25%, due 4/1/14			4,135,000	3,845,550
			Community Health Systems, Inc.
			8.875%, due 7/15/15			6,105,000	6,127,894
			HCA, Inc.
			6.30%, due 10/1/12			6,800,000	6,052,000
			6.75%, due 7/15/13			3,095,000	2,739,075
			8.75%, due 9/1/10			1,200,000	1,200,000
			Psychiatric Solutions, Inc.
			7.75%, due 7/15/15			4,025,000	4,004,875
			Skilled Healthcare Group, Inc.
			11.00%, due 1/15/14			1,904,000	1,989,680
							35,293,274

			Healthcare, Education & Childcare (0.1%)
			Warner Chilcott Corp.
			Tranche B Term Loan
			8.75%, due 2/1/15			1,515,000	1,515,000

			Holding Companies - Diversified (0.8%)
			ESI Tractebel Acquisition Corp.
			Class B
			7.99%, due 12/30/11			1,099,000	1,122,863
			Leucadia National Corp.
			7.125%, due 3/15/17			1,440,000	1,364,400
			8.125%, due 9/15/15			4,480,000	4,502,400
			Susser Holdings LLC
			10.625%, due 12/15/13	(a)		3,375,000	3,467,812
							10,457,475

			Household Products (0.3%)
			Pinnacle Entertainment
			8.75%, due 10/1/13			3,505,000	3,452,425

			Household Products & Wares (0.7%)
			ACCO Brands Corp.
			7.625%, due 8/15/15			6,575,000	5,818,875
			Jarden Corp.
			7.50%, due 5/1/17			3,530,000	3,088,750
							8,907,625

			Housewares (0.3%)
			Libbey Glass, Inc.
			11.913%, due 6/1/11	(g)		3,500,000	3,430,000

			Insurance (1.7%)
❖			Crum & Forster Holdings Corp.
			7.75%, due 5/1/17			11,475,000	10,872,562
			HUB International Holdings, Inc.
			9.00%, due 12/15/14	(a)		9,160,000	7,144,800
			Lumbermens Mutual Casualty
			8.45%, due 12/1/97	(a) (e)		555,000	2,775
			9.15%, due 7/1/26	(a) (e)		12,235,000	61,175
			USI Holdings Corp.
			6.94%, due 11/15/14	(a) (g)		2,080,000	1,502,800
			9.75%, due 5/15/15	(a)		3,675,000	2,655,187
							22,239,299

			Iron & Steel (0.3%)
			Allegheny Ludlum Corp.
			6.95%, due 12/15/25			4,420,000	4,442,100
			Allegheny Technologies, Inc.
			8.375%, due 12/15/11			85,000	90,312
							4,532,412

			Leisure Time (0.5%)
			Town Sports International, Inc.
			(zero coupon), due 2/1/14
			11.00%, beginning 2/1/09			6,830,000	6,215,300

			Lodging (2.4%)
			Boyd Gaming Corp.
			6.75%, due 4/15/14			2,050,000	1,681,000
			7.125%, due 2/1/16	(f)		1,180,000	949,900
			7.75%, due 12/15/12			8,615,000	7,968,875
			Mandalay Resort Group
			9.50%, due 8/1/08			2,965,000	2,965,000
			MGM Mirage, Inc.
			7.50%, due 6/1/16			2,045,000	1,840,500
			8.50%, due 9/15/10			2,826,000	2,917,845
			MTR Gaming Group, Inc.
			Series B
			9.00%, due 6/1/12			4,205,000	3,658,350
			9.75%, due 4/1/10			3,035,000	2,928,775
			San Pasqual Casino
			8.00%, due 9/15/13	(a)		1,815,000	1,692,487
			Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
			5.30%, due 3/15/14	(a) (g)		3,760,000	2,979,800
			Wynn Las Vegas Capital Corp.
			6.625%, due 12/1/14	(a)		3,085,000	2,969,313
							32,551,845

			Media (1.7%)
			Idearc, Inc.
			8.00%, due 11/15/16			4,250,000	2,751,875
			ION Media Networks, Inc.
			7.508%, due 1/15/12	(a) (g)		5,310,000	4,301,100
			10.508%, due 1/15/13	(a) (g)		9,055,000	6,791,250
			LBI Media, Inc.
			8.50%, due 8/1/17	(a)		3,730,000	3,231,111
			MediaNews Group, Inc.
			6.875%, due 10/1/13			385,000	187,688
			Morris Publishing Group LLC
			7.00%, due 8/1/13			5,825,000	3,320,250
			Ziff Davis Media, Inc.
			10.911%, due 5/1/12	(e) (g)		4,035,000	2,945,550
							23,528,824

			Metal Fabricate & Hardware (0.5%)
			Metals USA, Inc.
			11.125%, due 12/1/15			2,125,000	2,082,500
			Mueller Water Products, Inc.
			7.375%, due 6/1/17			415,000	357,938
			Neenah Foundary Co.
			9.50%, due 1/1/17			5,355,000	3,694,950
							6,135,388

			Mining (0.6%)
			Freeport-McMoRan Copper & Gold, Inc.
			8.25%, due 4/1/15			2,295,000	2,421,225
			8.375%, due 4/1/17			5,585,000	5,927,081
							8,348,306

			Miscellaneous - Manufacturing (1.4%)
			Actuant Corp.
			6.875%, due 6/15/17	(a)		3,695,000	3,648,813
			RBS Global, Inc./Rexnord Corp.
			9.50%, due 8/1/14			8,675,000	8,111,125
			Sally Holdings LLC
			9.25%, due 11/15/14	(f)		2,450,000	2,443,875
			SPX Corp.
			7.625%, due 12/15/14	(a)		4,425,000	4,557,750
							18,761,563

			Oil & Gas (6.5%)
			Chaparral Energy, Inc.
			8.50%, due 12/1/15			5,480,000	4,767,600
			8.875%, due 2/1/17			6,530,000	5,664,775
			Chesapeake Energy Corp.
❖			6.50%, due 8/15/17			11,390,000	10,991,350
			6.625%, due 1/15/16			2,440,000	2,391,200
			6.875%, due 11/15/20			1,355,000	1,314,350
			Forest Oil Corp.
			7.25%, due 6/15/19			5,255,000	5,346,963
			8.00%, due 12/15/11			3,685,000	3,841,613
			Hilcorp Energy I, L.P./Hilcorp Finance Co.
			7.75%, due 11/1/15	(a)		3,730,000	3,496,875
			9.00%, due 6/1/16	(a)		2,895,000	2,916,713
			Mariner Energy, Inc.
			7.50%, due 4/15/13			5,585,000	5,361,600
			8.00%, due 5/15/17			1,870,000	1,785,850
			Newfield Exploration Co.
			6.625%, due 4/15/16			4,785,000	4,689,300
			Parker Drilling Co.
			9.625%, due 10/1/13			6,770,000	7,125,425
			Petroquest Energy, Inc.
			10.375%, due 5/15/12			4,870,000	5,003,925
			Pride International, Inc.
			7.375%, due 7/15/14			2,770,000	2,880,800
			Stone Energy Corp.
			6.75%, due 12/15/14			5,750,000	5,232,500
			8.25%, due 12/15/11			755,000	747,450
			United Refining Co.
			10.50%, due 8/15/12			2,315,000	2,291,850
			Venoco, Inc.
			8.75%, due 12/15/11			2,050,000	1,860,375
			W&T Offshore, Inc.
			8.25%, due 6/15/14	(a)		3,155,000	2,926,263
			Whiting Petroleum Corp.
			7.00%, due 2/1/14			4,995,000	4,945,050
			7.25%, due 5/1/13			1,855,000	1,827,175
							87,409,002

			Oil & Gas Services (1.2%)
			Allis-Chalmers Energy, Inc.
			8.50%, due 3/1/17			6,580,000	5,790,400
			9.00%, due 1/15/14			3,835,000	3,489,850
			Complete Production Services, Inc.
			8.00%, due 12/15/16			3,815,000	3,662,400
			Helix Energy Solutions Group, Inc.
			9.50%, due 1/15/16	(a)		2,945,000	2,945,000
							15,887,650

			Packaging & Containers (0.1%)
			Owens-Brockway Glass Container, Inc.
			8.25%, due 5/15/13			1,200,000	1,242,000

			Pipelines (2.4%)
			ANR Pipeline Co.
			7.375%, due 2/15/24			395,000	427,506
			9.625%, due 11/1/21			7,515,000	10,079,073
			Copano Energy LLC
			8.125%, due 3/1/16			2,260,000	2,339,100
			El Paso Natural Gas Co.
			7.50%, due 11/15/26			1,435,000	1,481,137
			7.625%, due 8/1/10			3,975,000	4,082,059
			MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
			Series B
			6.875%, due 11/1/14			4,050,000	3,827,250
			8.50%, due 7/15/16			6,065,000	6,110,488
			Northwest Pipeline Corp.
			7.125%, due 12/1/25			2,195,000	2,227,925
			Southern Natural Gas Co.
			7.35%, due 2/15/31			1,190,000	1,218,764
			Tennessee Gas Pipeline Co.
			7.625%, due 4/1/37			1,005,000	1,052,518
							32,845,820

			Real Estate (1.4%)
			Host Hotels & Resorts, L.P.
			6.875%, due 11/1/14			2,145,000	2,043,113
			Host Marriott, L.P.
			Series Q
			6.75%, due 6/1/16			3,795,000	3,548,325
			Omega Healthcare Investors, Inc.
			7.00%, due 4/1/14			6,225,000	5,976,000
			Trustreet Properties, Inc.
			7.50%, due 4/1/15			6,700,000	7,295,114
							18,862,552

			Retail (2.9%)
			Harry & David Holdings, Inc.
			9.00%, due 3/1/13			2,675,000	2,327,250
			Rite Aid Corp.
			7.50%, due 1/15/15			6,970,000	6,447,250
			7.50%, due 3/1/17			3,865,000	3,478,500
			8.125%, due 5/1/10			725,000	706,875
			8.625%, due 3/1/15			8,530,000	6,504,125
			9.375%, due 12/15/15			1,095,000	859,575
			9.50%, due 6/15/17			3,520,000	2,763,200
			Sbarro, Inc.
			10.375%, due 2/1/15			3,140,000	2,606,200
			Star Gas Partners, L.P./Star Gas Finance Co.
			Series B
			10.25%, due 2/15/13			7,720,000	7,720,000
			Toys "R" Us, Inc.
			7.625%, due 8/1/11			7,300,000	5,931,250
							39,344,225

			Savings & Loans (0.2%)
			Washington Mutual, Inc.
			7.25%, due 11/1/17			2,560,000	2,003,200

			Software (0.7%)
			Open Solutions, Inc.
			9.75%, due 2/1/15	(a)		4,745,000	3,677,375
			SS&C Technologies, Inc.
			11.75%, due 12/1/13			5,405,000	5,364,463
							9,041,838

			Telecommunications (3.9%)
			Centennial Cellular Operating Co./Centennial Communications Corp.
			10.125%, due 6/15/13			5,765,000	5,692,938
			GCI, Inc.
			7.25%, due 2/15/14			2,040,000	1,683,000
			Intelsat Corp.
			9.00%, due 6/15/16			3,660,000	3,687,450
			iPCS, Inc.
			5.364%, due 5/1/13	(g)		1,525,000	1,174,250
			Lucent Technologies, Inc.
			5.50%, due 11/15/08	(f)		1,745,000	1,736,275
❖			6.45%, due 3/15/29			17,470,000	12,491,050
			6.50%, due 1/15/28			3,410,000	2,438,150
			PanAmSat Corp.
			9.00%, due 8/15/14			1,880,000	1,894,100
			Qwest Communications International, Inc.
			7.25%, due 2/15/11			1,265,000	1,214,400
			Series B
			7.50%, due 2/15/14			8,560,000	8,046,400
			Qwest Corp.
			7.20%, due 11/10/26			1,645,000	1,385,913
			7.25%, due 9/15/25			920,000	800,400
			7.50%, due 10/1/14			1,655,000	1,613,625
			8.875%, due 3/15/12			4,820,000	4,916,400
			Sprint Nextel Corp.
			6.00%, due 12/1/16			4,250,000	3,304,375
			Windstream Regatta Holdings, Inc.
			11.00%, due 12/1/17	(a)		1,865,000	1,137,650
							53,216,376

			Textiles (1.1%)
❖			INVISTA
			9.25%, due 5/1/12	(a)		14,065,000	14,381,463

			Transportation (0.3%)
			Atlantic Express Transportation Corp.
			12.455%, due 4/15/12	(g)		4,140,000	2,277,000
			Swift Transportation Co., Inc.
			12.50%, due 5/15/17	(a) (f)		3,490,000	1,422,175
							3,699,175

			Trucking & Leasing (0.3%)
			Greenbrier Cos., Inc.
			8.375%, due 5/15/15			4,090,000	3,844,600

			Total Corporate Bonds
			(Cost $947,016,643)				879,916,872

						Principal
						Amount	Value
			Foreign Bonds (9.1%)
			Chemicals (0.1%)
			Nova Chemicals Corp.
			7.863%, due 11/15/13	(g)		2,195,000	1,838,313

			Commercial Services (0.3%)
			Quebecor World, Inc.
			8.75%, due 3/15/16	(a) (f)		150,000	71,250
			9.75%, due 1/15/15	(a) (e) (f)		8,530,000	4,094,400
							4,165,650

			Diversified Financial Services (0.9%)
			CEVA Group PLC
			10.00%, due 9/1/14	(a)		3,370,000	3,260,475
			Digicel, Ltd.
			9.25%, due 9/1/12	(a)		3,910,000	3,880,675
			Galaxy Entertainment Finance Co., Ltd.
			9.875%, due 12/15/12	(a)		5,410,000	5,369,425
							12,510,575

			Electric (0.7%)
			Intergen N.V.
			9.00%, due 6/30/17	(a)		9,365,000	9,786,425

			Electronics (1.0%)
			NXP B.V./NXP Funding LLC
❖			7.875%, due 10/15/14			12,880,000	11,785,200
			9.50%, due 10/15/15	(f)		2,690,000	2,212,525
							13,997,725

			Forest Products & Paper (0.3%)
			Bowater Canada Finance
			7.95%, due 11/15/11			755,000	517,175
			Catalyst Paper Corp.
			7.375%, due 3/1/14			3,481,000	2,610,750
			Series D
			8.625%, due 6/15/11			1,930,000	1,606,725
							4,734,650

			Health Care-Products (0.7%)
			FMC Finance III S.A.
			6.875%, due 7/15/17			9,170,000	9,170,000

			Media (2.1%)
			CanWest MediaWorks, Inc.
			8.00%, due 9/15/12			5,091,920	4,837,324
			CanWest MediaWorks, L.P.
			9.25%, due 8/1/15	(a)		4,790,000	4,406,800
❖			Quebecor Media, Inc.
			7.75%, due 3/15/16			12,140,000	11,077,751
			Shaw Communications, Inc.
			7.50%, due 11/20/13		C$	5,470,000	5,586,653
			Sun Media Corp.
			7.625%, due 2/15/13			$2,330,000	2,201,850
							28,110,378

			Pharmaceuticals (0.2%)
			Angiotech Pharmaceuticals, Inc.
			6.826%, due 12/1/13	(g)		3,165,000	2,421,225

			Telecommunications (2.7%)
			Inmarsat Finance PLC
			(zero coupon), due 11/15/12
			10.375%, beginning 11/15/08			6,585,000	6,387,450
			Intelsat Subsidiary Holding Co., Ltd.
			8.25%, due 1/15/13			6,000,000	6,045,000
			Millicom International Cellular S.A.
			10.00%, due 12/1/13			8,365,000	8,866,900
			Nortel Networks, Ltd.
			10.75%, due 7/15/16			5,795,000	5,295,181
			Rogers Wireless, Inc.
			8.00%, due 12/15/12			2,510,000	2,597,850
			9.625%, due 5/1/11			4,250,000	4,708,426
			Satelites Mexicanos S.A. de C.V.
			11.446%, due 11/30/11	(g)		2,800,000	2,576,000
							36,476,807

			Transportation (0.1%)
			Kansas City Southern de Mexico S.A. de C.V.
			7.375%, due 6/1/14	(a)		1,380,000	1,273,050

			Total Foreign Bonds
			(Cost $132,385,741)				124,484,798

						Principal
						Amount	Value
			Loan Assignments & Participations (9.6%)	(i)
			Aerospace & Defense (0.3%)
			DAE Aviation Holdings
			Tranche B1 Term Loan
			6.638%, due 7/31/14			1,963,893	1,890,247
			Tranche B2 Term Loan
			6.99%, due 7/31/14			1,950,700	1,877,549
							3,767,796

			Automobile (1.1%)
			Daimler Chrysler Financial Services Americas LLC
			2nd Lien Term Loan
			9.30%, due 8/3/12			10,195,000	6,938,268
			Navistar International Corp.
			Term Loan B
			6.501%, due 1/13/12			6,600,000	5,799,750
			Revolver
			7.276%, due 1/19/12			2,400,000	2,109,000
							14,847,018

			Broadcasting (0.6%)
			Nielsen Finance LLC
			Dollar Term Loan
			5.346%, due 8/9/13			8,893,591	8,007,407

			Buildings & Real Estate (0.6%)
			Building Materials Corp. of America
			2nd Lien Term Loan
			8.438%, due 9/15/14			3,775,000	2,082,543
			LNR Property Corp.
			Term Loan A1
			5.86%, due 7/12/09			805,200	644,160
			Initial Tranche B Term Loan
			6.36%, due 7/12/11			6,107,200	4,733,080
							7,459,783

			Diversified/Conglomerate Service (0.7%)
			Rental Services Corp.
			2nd Lien Term Loan
			8.15%, due 11/30/13			2,161,047	1,799,072
			SunGard Data Systems, Inc.
			Term Loan
			4.878%, due 2/28/14			8,044,146	7,449,973
							9,249,045

			Healthcare, Education & Childcare (2.1%)
			Community Health Systems, Inc.
			New Term Loan B
			5.335%, due 7/25/14			8,350,974	7,681,293
			Fresenius Medical Care Holdings, Inc.
			Term Loan
			4.125%, due 3/31/13			400,000	381,143
			HCA, Inc.
			Term Loan A
			4.696%, due 11/16/12			2,711,090	2,461,618
			Term Loan B
			4.946%, due 11/18/13			10,122,750	9,290,336
			Talecris Biotherapeutics, Inc.
			1st Lien Term Loan
			6.57%, due 12/6/13			2,395,800	2,012,472
			2nd Lien Term Loan
			9.57%, due 12/6/14			4,845,000	3,730,650
			Warner Chilcott Corp.
			Tranche C Term Loan
			4.697%, due 1/18/12			768,975	706,817
			Tranche B Term Loan
			4.835%, due 1/18/12			2,235,706	2,054,987
							28,319,316

			Hotels, Motels, Inns & Gaming (0.1%)
			Fontainebleau Las Vegas Resorts LLC
			Term Loan B
			6.258%, due 6/6/14			2,323,333	1,870,283

			Leisure, Amusement, Motion Pictures, Entertainment (0.2%)
			Town Sports International, Inc.
			Term Loan
			4.688%, due 2/27/14			2,987,425	2,449,689

			Machinery (0.1%)
			BHM Technologies LLC
			1st Lien Term Loan
			9.146%, due 7/21/13			7,013,553	1,683,253

			Real Estate (1.1%)
❖			Calpine Corp.
			DIP Term Loan
			5.575%, due 3/30/09			13,900,000	12,313,913
			Capella Healthcare
			1st Lien Term Loan
			6.75%, due 3/2/15			2,660,000	2,513,700
							14,827,613

			Retail Store (0.7%)
			Neiman Marcus Group, Inc. (The)
			Term Loan B
			4.758%, due 4/6/13			4,113,924	3,798,259
			Toys "R" Us (Delaware), Inc.
			Term Loan
			8.00%, due 1/19/13			5,870,000	5,312,350
							9,110,609

			Telecommunications (1.0%)
			Alltel Corp.
			Term Loan B3
			5.568%, due 5/15/15			7,077,263	6,375,432
			Qwest Corp.
			Term Loan B
			6.95%, due 6/30/10			4,250,000	4,218,125
			Trilogy International Partners LLC
			Term Loan
			6.196%, due 6/29/12			3,085,000	2,622,250
							13,215,807

			Utilities (1.0%)
			TXU Corp.
			Term Loan B2
			6.579%, due 10/10/14			10,638,338	9,682,100
			Term Loan B3
			6.583%, due 10/10/14			3,880,275	3,521,350
							13,203,450

			Total Loan Assignments & Participations
			(Cost $148,944,006)				128,011,069

						Principal
						Amount	Value
			Yankee Bonds (1.0%)	(j)
			Forest Products & Paper (0.5%)
			Smurfit Capital Funding PLC
			7.50%, due 11/20/25			7,545,000	6,639,600

			Insurance (0.5%)
			Fairfax Financial Holdings, Ltd.
			7.375%, due 4/15/18	(f)		3,015,000	2,788,875
			7.75%, due 7/15/37	(f)		135,000	121,500
			8.30%, due 4/15/26	(f)		4,645,000	4,319,850
							7,230,225

			Total Yankee Bonds
			(Cost $13,531,501)				13,869,825

			Total Long-Term Bonds
			(Cost $1,105,121,540)				1,157,737,566

						Shares	Value
			Common Stocks (1.4%)
			Agriculture (0.0%)	‡
			North Atlantic Trading Co., Inc.	(b) (c) (d) (k)		2,418	24

			Airlines (0.6%)
			Northwest Airlines, Inc.	(k)		962,099	8,649,270

			Commercial Services (0.0%)	‡
			Dinewise, Inc.	(b) (d) (k)		1,627,396	16,274

			Media (0.4%)
			Adelphia Contingent Value Vehicle	(b) (d) (e) (k)		2,207,279	22,073
			AH Belo Corp. Class A	(k)		27,840	318,211
			Belo Corp. Class A			139,200	1,471,344
			Haights Cross Communications, Inc.	(b) (c) (d) (k)		409,133	3,948,134
							5,759,762

			Retail (0.2%)
			Star Gas Partners, L.P.	(k)		857,680	2,573,040

			Software (0.1%)
			QuadraMed Corp.	(b) (k)		343,778	666,929
			QuadraMed Corp.	(b) (k)		106,427	206,468
							873,397

			Telecommunications (0.1%)
			Loral Space & Communications, Ltd.	(k)		43,194	1,029,745
			Remote Dynamics, Inc.	(k)		1,450	7
							1,029,752

			Total Common Stocks
			(Cost $37,623,668)				18,901,519

						Shares	Value
			Convertible Preferred Stock (0.5%)
			Software (0.5%)
			QuadraMed Corp.
			5.50%	(a) (b) (c)		278,000	6,255,000

			Total Convertible Preferred Stock
			(Cost $6,646,200)				6,255,000

						Shares	Value
			Preferred Stocks (0.7%)
			Media (0.0%)	‡
			Ziff Davis Holdings, Inc.
			10.00%	(b)		674	10,194

			Real Estate Investment Trusts (0.7%)
❖			Sovereign Real Estate Investment Corp.
			12.00%	(a) (b)		9,000	10,102,500

			Total Preferred Stocks
			(Cost $10,153,837)				10,112,694

						Number of
						Warrants	Value
			Warrants (0.0%)	‡
			Media (0.0%)	‡
			Haights Cross Communications, Inc.
			Strike Price $0.001
			Expire 7/31/08	(b) (c) (d) (k)		3,304	31,851

			Total Warrants
			(Cost $979)				31,851

						Shares	Value
			Short-Term Investments (8.3%)
			Investment Company (3.9%)
			State Street Navigator Securities Lending Prime Portfolio	(l)		52,485,845	52,485,845

			Total Investment Company				52,485,845
			(Cost $52,485,845)

						Principal
						Amount	Value
			U.S. Government (4.4%)
			United States Treasury Bills
			1.55%, due 4/10/08			$36,920,000	36,905,694
			1.682%, due 4/3/08			22,625,000	22,622,885

			Total U.S. Government
			(Cost $59,528,579)				59,528,579

			Total Short-Term Investments
			(Cost $112,014,424)				112,014,424

			Total Investments
			(Cost $1,420,504,654)	(m)		96.6%	1,305,053,054

			Cash and Other Assets,
			Less Liabilities			3.4	46,363,541

			Net Assets			100.0%	$1,351,416,595

†			Percentages indicated are based on Portfolio net assets.
‡			Less than one-tenth of a percent.
❖			Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)			May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)			Illiquid security. The total market value of these securities at March 31, 2008 is $22,032,921, which represents 1.6% of the Portfolio's net assets.
(c)			Restricted security.
(d)			Fair valued security. The total market value of these securities at March 31, 2008 is $4,789,076, which represents 0.4% of the Portfolio's net assets.
(e)			Issue in default.
(f)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $51,286,800; cash collateral of $52,485,845 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(g)			Floating rate. Rate shown is the rate in effect at March 31, 2008.
(h)			PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2008. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)			Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)			Non-income producing security.
(l)			Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)			At March 31, 2008, cost is $1,421,197,743 for federal income tax purposes and net unrealized depreciation is as follows:
			Gross unrealized appreciation			$15,754,356
			Gross unrealized depreciation			(131,899,045)
			Net unrealized depreciation			$(116,144,689)

	The following abbreviation is used in the above portfolio:
	C$	-	Canadian Dollar

VP High Yield Corporate Bond Portfolio
Restricted securities held at March 31, 2008:

		Number of
		Warrants/
		Principal
	Date(s) of	Amount/		3/31/08	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/2001	$1,869,975	$-	$187	0.0	%(a)
Convertible Bond 4.75% due 12/19/08	8/27/2001	9,032,054	58,488	903	0.0	(a)
Haights Cross Communications, Inc.
Strike Price $0.001
Expire 7/31/08
Warrants	8/31/2007	3,304	979	31,851	0.0	(a)
Common Stock	8/31/2007	409,133	4,655,813	3,948,133	0.3
North Atlantic Trading Co., Inc.
Common Stock	4/21/2004	2,418	24	24	0.0	(a)
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/2004 - 2/1/2006	278,000	6,646,200	6,255,000	0.5
			$11,361,504	$10,236,098	0.8%

(a) Less than one-tenth of a percent.

	MainStay VP ICAP Select Equity Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.6%)	†
	Building Products (1.7%)
	Masco Corp.		344,388	$6,829,214

	Capital Markets (1.9%)
	Goldman Sachs Group, Inc. (The)		45,850	7,583,131

	Chemicals (4.8%)
❖	E.I. du Pont de Nemours & Co.		403,534	18,869,250

	Commercial Banks (3.1%)
	Wells Fargo & Co.		423,600	12,326,760

	Communications Equipment (4.2%)
❖	Cisco Systems, Inc.	(a)	695,837	16,762,713

	Computers & Peripherals (2.8%)
	Hewlett-Packard Co.		243,050	11,097,663

	Consumer Finance (2.5%)
	Capital One Financial Corp.		202,470	9,965,573

	Diversified Financial Services (4.5%)
❖	JPMorgan Chase & Co.		415,689	17,853,843

	Diversified Telecommunication Services (5.0%)
❖	AT&T, Inc.		510,766	19,562,338

	Electronic Equipment & Instruments (2.1%)
	Tyco Electronics, Ltd.		237,750	8,159,580

	Energy Equipment & Services (3.5%)
	Baker Hughes, Inc.		200,150	13,710,275

	Food & Staples Retailing (2.7%)
	CVS Caremark Corp.		260,458	10,551,154

	Hotels, Restaurants & Leisure (1.5%)
	InterContinental Hotels Group PLC, ADR	(b)	381,838	5,765,754

	Household Products (5.6%)
❖	Procter & Gamble Co. (The)		315,606	22,114,512

	Industrial Conglomerates (8.9%)
❖	General Electric Co.		616,674	22,823,105
	Textron, Inc.		218,500	12,109,270
				34,932,375

	Insurance (2.6%)
	ACE, Ltd.		182,750	10,062,215

	Media (3.1%)
	Viacom, Inc. Class B	(a)	310,450	12,300,029

	Multiline Retail (2.6%)
	Target Corp.		205,005	10,389,653

	Oil, Gas & Consumable Fuels (8.5%)
	Occidental Petroleum Corp.		152,430	11,153,303
	Total S.A., Sponsored ADR	(b)	175,600	12,996,156
	XTO Energy, Inc.		151,027	9,342,530
				33,491,989

	Pharmaceuticals (16.9%)
	Johnson & Johnson		221,000	14,336,270
❖	Merck & Co., Inc.		384,947	14,608,739
❖	Novartis A.G., ADR	(b)	300,790	15,409,472
	Schering-Plough Corp.		258,900	3,730,749
❖	Wyeth		443,200	18,508,032
				66,593,262

	Road & Rail (2.1%)
	Norfolk Southern Corp.		155,335	8,437,797

	Semiconductors & Semiconductor Equipment (3.3%)
	Texas Instruments, Inc.		456,950	12,917,977

	Wireless Telecommunication Services (3.7%)
❖	Vodafone Group PLC, ADR	(b)	487,200	14,377,272

	Total Investments
	(Cost $410,763,872)	(c)	97.6%	384,654,329

	Cash and Other Assets,
	Less Liabilities		2.4	9,637,176

	Net Assets		100.0%	$394,291,505

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At March 31, 2008, cost is $411,433,821 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$9,160,745
	Gross unrealized depreciation		(35,940,237)
	Net unrealized depreciation		$(26,779,492)

		MainStay VP International Equity Portfolio
		Portfolio of Investments		†††	March 31, 2008 unaudited

					Shares	Value
		Common Stocks (88.5%)	†
		Belgium (1.1%)
		Barco N.V. (electronic equipment & instruments)			3,130	$224,146
		Belgacom S.A. (diversified telecommunication services)			34,100	1,510,082
		Mobistar S.A. (wireless telecommunication services)			53,100	4,811,935
						6,546,163

		Finland (0.4%)
		Nokia OYJ, Sponsored ADR (communications equipment)	(a)		26,900	856,227
		TietoEnator OYJ (IT Services)	(b)		57,950	1,430,881
						2,287,108

		France (5.6%)
		M6-Metropole Television (media)			175,000	3,895,566
		Neopost S.A. (office electronics)			54,700	6,139,164
		Societe Television Francaise 1 (media)			524,961	11,544,936
		Total S.A. (oil, gas & consumable fuels)			136,600	10,144,517
		Vivendi S.A. (media)			46,100	1,801,314
						33,525,497

		Germany (6.1%)
❖		Hannover Rueckversicherung A.G. (insurance)			337,295	17,583,295
		Henkel KGaA (household products)			11,500	531,597
		Puma A.G. Rudolf Dassler Sport (textiles, apparel & luxury goods)			40,042	15,420,986
		Rheinmetall A.G. (industrial conglomerates)			21,076	1,487,336
		Siemens A.G. (industrial conglomerates)			16,300	1,766,613
						36,789,827

		Greece (2.8%)
❖		OPAP S.A. (hotels, restaurants & leisure)			469,163	16,724,805

		Hong Kong (0.5%)
		Esprit Holdings, Ltd. (specialty retail)			206,000	2,472,217
		Yue Yuen Industrial Holdings, Ltd. (textiles, apparel & luxury goods)			163,500	512,602
						2,984,819

		Ireland (0.3%)
		C&C Group PLC (beverages)			340,720	2,119,372

		Italy (15.2%)
		Assicurazioni Generali S.p.A. (insurance)			110,500	4,968,389
		Banco Popolare S.p.A. (commercial banks)	(c)		76,900	1,273,548
		Enel S.p.A. (electric utilities)			281,650	2,988,081
		ENI S.p.A. (oil, gas & consumable fuels)			279,400	9,527,819
		Intesa Sanpaolo S.p.A. (commercial banks)			854,600	6,024,177
		Intesa Sanpaolo S.p.A. RNC shares (commercial banks)			138,200	909,824
❖		MediaSet S.p.A. (media)			2,733,068	25,284,910
❖		Snam Rete Gas S.p.A. (gas utilities)	(b)		4,053,871	25,776,197
		Telecom Italia S.p.A. (diversified telecommunication services)			4,414,900	7,311,555
		Terna S.p.A. (electric utilities)			1,698,292	7,245,885
						91,310,385

		Japan (9.6%)
		Advantest Corp. (semiconductors & semiconductor equipment)			7,900	204,871
		ASKUL Corp. (internet & catalog retail)	(b)		45,900	849,574
		Canon, Inc. (office electronics)			187,450	8,631,576
		Keyence Corp. (electronic equipment & instruments)			17,000	3,908,909
		Nintendo Co., Ltd. (software)			3,300	1,701,645
		NTT DoCoMo, Inc. (wireless telecommunication services)			8,121	12,302,077
		NTT DoCoMo, Inc., Sponsored ADR (wireless telecommunication services)	(a) (b)		56,600	863,150
		OBIC Co., Ltd. (IT Services)			25,460	4,515,778
		Otsuka Corp. (IT Services)			32,700	2,758,898
		RICOH Co., Ltd. (office electronics)			861,700	14,159,958
		ROHM Co., Ltd. (semiconductors & semiconductor equipment)			27,000	1,671,248
		Ryohin Keikaku Co., Ltd. (multiline retail)			43,400	2,516,573
		Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)			38,600	1,932,323
		Tokyo Gas Co., Ltd. (gas utilities)			180,800	730,963
		Toyota Motor Corp. (automobiles)			17,700	882,514
						57,630,057

		Netherlands (9.2%)
		ING Groep N.V. (diversified financial services)			129,900	4,864,489
		Randstad Holdings N.V. (commercial services & supplies)	(b)		134,195	6,285,897
❖		Reed Elsevier N.V. (media)			1,114,252	21,250,234
❖		TNT N.V. (air freight & logistics)			616,542	22,903,295
						55,303,915

		Norway (0.1%)
		Tandberg ASA (communications equipment)			42,600	636,614

		Singapore (1.6%)
		DBS Group Holdings, Ltd. (commercial banks)			488,000	6,381,634
		Venture Corp., Ltd. (electronic equipment & instruments)			385,700	2,953,451
						9,335,085

		Spain (1.5%)
		Antena 3 de Television S.A. (media)	(b)		381,985	5,246,612
		Banco Popular Espanol S.A. (commercial banks)	(b)		209,430	3,802,333
						9,048,945

		Sweden (3.8%)
		Assa Abloy AB Class B (building products)			130,200	2,361,058
		Svenska Handelsbanken Class A (commercial banks)			267,100	7,776,753
		Telefonaktiebolaget LM Ericsson Class B (communications equipment)			5,580,900	10,951,689
		Telefonaktiebolaget LM Ericsson, Sponsored ADR (communications equipment)	(a) (b)		94,300	1,852,995
						22,942,495

		Switzerland (11.9%)
		Actelion, Ltd. Registered (biotechnology)	(c)		47,577	2,594,194
		Alcon, Inc. (health care equipment & supplies)			10,520	1,496,470
		Geberit A.G. (building products)			20,217	3,012,905
		Logitech International S.A. Registered (computers & peripherals)	(c)		131,700	3,350,448
❖		Nestle S.A. Registered (food products)			41,771	20,872,882
❖		Novartis A.G. Registered (pharmaceuticals)			192,080	9,844,801
❖		Novartis A.G., ADR (pharmaceuticals)	(a)		135,400	6,936,542
❖		Roche Holding A.G. Genusscheine (pharmaceuticals)			111,266	20,940,102
❖		Roche Holdings A.G., Sponsored ADR (pharmaceuticals)	(a)		14,500	1,370,027
		Temenos Group A.G. (software)	(b) (c)		36,663	959,861
						71,378,232

		United Kingdom (16.1%)
		ARM Holdings PLC (semiconductors & semiconductor equipment)			1,042,200	1,820,194
		AstraZeneca PLC (pharmaceuticals)			37,400	1,398,416
		AstraZeneca PLC, Sponsored ADR (pharmaceuticals)	(a)		38,300	1,455,017
		BP PLC, Sponsored ADR (oil, gas & consumable fuels)	(a)		240,600	14,592,390
		Cobham PLC (aerospace & defense)			433,916	1,722,343
		Diageo PLC (beverages)			513,329	10,350,789
		GlaxoSmithKline PLC (pharmaceuticals)			64,400	1,362,470
		Lloyds TSB Group PLC (commercial banks)			427,057	3,822,490
		Provident Financial PLC (consumer finance)			360,522	6,056,792
		Rolls-Royce Group PLC (aerospace & defense)	(c)		1,260,630	10,082,695
		Rolls-Royce Group PLC Class B (aerospace & defense)	(c) (g)		76,843,648	152,508
		Royal Dutch Shell PLC Class A, ADR (oil, gas & consumable fuels)	(a)		105,600	7,284,288
		Scottish & Southern Energy PLC (electric utilities)			67,860	1,890,884
❖		Tesco PLC (food & staples retailing)			3,647,799	27,438,100
		Vodafone Group PLC, ADR (wireless telecommunication services)	(a)		253,624	7,484,444
						96,913,820

		United States (2.7%)
		Aflac, Inc. (insurance)			240,450	15,617,228
		Synthes, Inc. (health care equipment & supplies)			3,900	545,474
						16,162,702

		Total Common Stocks
		(Cost $515,926,538)				531,639,841

					Shares	Value
		Exchange Traded Fund (2.2%)	(d)
		United States (2.2%)
		iShares MSCI EAFE Index Fund (capital markets)	(e)		181,300	13,035,470

		Total Exchange Traded Fund
		(Cost $12,956,836)				13,035,470

					Number of
					Warrants	Value
		Warrants (0.2%)
		Ireland (0.2%)
		Ryanair Holdings PLC Class A
		Strike Price €0.000001
		Expire 4/03/18 (airlines)	(c) (f)		339,637	1,524,958

		Total Warrants
		(Cost $1,456,270)				1,524,958

					Principal
					Amount	Value
		Short-Term Investments (5.2%)
		U.S. Government (0.1%)
		United States (0.1%)
		U.S. Treasury Bills
		1.55%, due 4/10/08 (capital markets)			$600,000	599,767
		1.697%, due 4/3/08 (capital markets)			100,000	99,991

		Total U.S. Government
		(Cost $699,758)				699,758

					Shares	Value
		Investment Company (5.1%)
		United States (5.1%)
		State Street Navigator Securities Lending Prime Portfolio (capital markets)	(h)		30,300,536	30,300,536

		Total Investment Company
		(Cost $30,300,536)				30,300,536

		Total Short-Term Investments
		(Cost $31,000,294)				31,000,294

		Total Investments
		(Cost $561,339,938)	(i)		96.1%	577,200,563
		Cash and Other Assets,
		Less Liabilities			3.9	23,316,879
		Net Assets			100.0%	$600,517,442

					Number of
					Contracts	Value
		Written Call Option (-0.0%)	‡
		United Kingdom (-0.0%)	‡
		Vodafone Group PLC, ADR
		Strike Price $42.50
		Expire 4/19/08 (financials)	(a)		(239)	$(1,195)

		Total Written Call Option
		(Premiums Received $9,082)				$(1,195)

†		Percentages indicated are based on Portfolio net assets.
‡		Less than one-tenth of a percent.
❖		Among the Portfolio's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)		ADR - American Depositary Receipt.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $28,765,031; cash collateral of $30,300,536 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)		Non-income producing security.
(d)		Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)
Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE, Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of March 31, 2008, the MSCI EAFE, Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Honk Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(f)		May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)		Fair valued security. The total market value of the security at March 31, 2008 is $152,508, which represents less than one tenth of a percent of the Portfolio's net assets.
(h)		Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)		At March 31, 2008, cost is $564,617,072 for federal income tax purposes and net unrealized appreciation is as follows:
		Gross unrealized appreciation			$48,967,175
		Gross unrealized depreciation			(36,383,684)
		Net unrealized appreciation			$12,583,491

The following abbreviation is used in the above portfolio:
	€-	Euro

VP International Equity Portfolio
Foreign currency forward contracts held at March 31, 2008:

		Contract		Contract	Unrealized
		Amount		Amount	Appreciation/
		Purchased		Sold	(Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 4/28/08	A$	9,275,563		$8,028,000	$421,927
Pound Sterling vs. U.S. Dollar, expiring 5/15/08		£5,208,106		10,150,000	152,765

		Contract		Contract
		Amount		Amount
		Sold		Purchased
Foreign Currency Sale Contracts:
Euro Dollar vs. Japanese Yen, expiring 4/14/08		€15,300,000		¥2,452,697,100	479,726
Euro Dollar vs. Japanese Yen, expiring 6/23/08		€18,554,000		¥2,865,832,286	(300,442)
Euro Dollar vs. Swedish Krona, expiring 5/8/08		€6,520,000	SEK	61,459,020	44,565
Swedish Krona vs. Japanese Yen, expiring 6/9/08	SEK	111,250,000		¥1,861,190,250	91,610
Swiss Franc vs. Japanese Yen, expiring 4/11/08	CHF	34,720,000		¥3,399,435,200	(840,033)
Unrealized appreciation on foreign currency forward contracts					$50,118

Foreign Currency held at March 31, 2008:

		Currency		Cost	Value
Australian Dollar	A$	2,768,634		$2,223,906	$2,530,255
Danish Krone	DKK	5,606,653		1,100,048	1,186,995
Euro		€13,939,095		21,711,853	22,006,345
Japanese Yen		¥791,355,207		7,389,597	7,938,957
Pound Sterling		£495,647		984,975	983,685
Swiss Franc	CHF	5,265,246		4,928,574	5,301,828
				$38,338,953	$39,948,065

	MainStay VP Large Cap Growth Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (95.6%)	†
	Aerospace & Defense (5.4%)
	Precision Castparts Corp.		42,800	$4,369,024
	Rockwell Collins, Inc.		58,400	3,337,560
❖	United Technologies Corp.		144,500	9,944,490
				17,651,074

	Air Freight & Logistics (1.0%)
	C.H. Robinson Worldwide, Inc.		60,100	3,269,440

	Biotechnology (6.4%)
	Genentech, Inc.	(a)	83,200	6,754,176
	Genzyme Corp.	(a)	101,400	7,558,356
	Gilead Sciences, Inc.	(a)	130,000	6,698,900
				21,011,432

	Capital Markets (3.3%)
	Franklin Resources, Inc.		59,900	5,809,701
	Goldman Sachs Group, Inc. (The)		10,900	1,802,751
	T. Rowe Price Group, Inc.		64,400	3,220,000
				10,832,452

	Chemicals (2.6%)
	Ecolab, Inc.		84,600	3,674,178
	Monsanto Co.		43,100	4,805,650
				8,479,828

	Communications Equipment (10.1%)
❖	Cisco Systems, Inc.	(a)	363,400	8,754,306
	Corning, Inc.		205,400	4,937,816
	Nokia OYJ, Sponsored ADR	(b)	183,500	5,840,805
❖	QUALCOMM, Inc.		248,400	10,184,400
	Research In Motion, Ltd.	(a)	30,800	3,456,684
				33,174,011

	Computers & Peripherals (5.3%)
❖	Apple, Inc.	(a)	52,800	7,576,800
	EMC Corp.	(a)	316,500	4,538,610
	Hewlett-Packard Co.		117,200	5,351,352
				17,466,762

	Construction & Engineering (1.1%)
	Fluor Corp.		25,500	3,599,580

	Diversified Financial Services (1.9%)
	CME Group, Inc.		5,350	2,509,685
	IntercontinentalExchange, Inc.	(a)	28,300	3,693,150
				6,202,835

	Energy Equipment & Services (4.7%)
	FMC Technologies, Inc.	(a)	58,200	3,310,998
	Transocean, Inc.	(a)	38,200	5,164,640
	Weatherford International, Ltd.	(a)	97,100	7,036,837
				15,512,475

	Food & Staples Retailing (2.7%)
❖	CVS Caremark Corp.		218,100	8,835,231

	Health Care Equipment & Supplies (5.0%)
	Alcon, Inc.		49,600	7,055,600
	Mindray Medical International, Ltd., ADR	(b) (c)	132,000	3,820,080
	St. Jude Medical, Inc.	(a)	126,300	5,454,897
				16,330,577

	Health Care Providers & Services (3.6%)
❖	Medco Health Solutions, Inc.	(a)	268,600	11,761,994

	Household Durables (0.7%)
	Garmin, Ltd.	(c)	40,600	2,192,806

	Household Products (1.2%)
	Procter & Gamble Co. (The)		53,700	3,762,759

	Internet & Catalog Retail (1.4%)
	Priceline.com, Inc.	(a) (c)	36,900	4,459,734

	Internet Software & Services (2.3%)
	Equinix, Inc.	(a) (c)	56,600	3,763,334
	Google, Inc. Class A	(a)	8,990	3,959,825
				7,723,159

	IT Services (3.1%)
	Cognizant Technology Solutions Corp. Class A	(a)	135,500	3,906,465
	Mastercard, Inc. Class A	(c)	18,000	4,013,820
	Visa, Inc. Class A	(a)	37,900	2,363,444
				10,283,729

	Life Sciences Tools & Services (2.7%)
❖	Thermo Fisher Scientific, Inc.	(a)	156,000	8,867,040

	Machinery (5.3%)
❖	Danaher Corp.		122,100	9,283,263
	Deere & Co.		55,100	4,432,244
	SPX Corp.		35,300	3,702,970
				17,418,477
	Media (0.7%)
	Focus Media Holding, Ltd., ADR	(a) (b) (c)	68,900	2,421,835

	Oil, Gas & Consumable Fuels (7.2%)
	Apache Corp.		29,300	3,540,026
	Arch Coal, Inc.		60,100	2,614,350
	Peabody Energy Corp.	(c)	113,800	5,803,800
	Southwestern Energy Co.	(a)	158,800	5,349,972
	Suncor Energy, Inc.		67,500	6,503,625
				23,811,773

	Personal Products (1.1%)
	Avon Products, Inc.		91,900	3,633,726

	Pharmaceuticals (4.0%)
	Allergan, Inc.		69,100	3,896,549
	Schering-Plough Corp.		145,400	2,095,214
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b)	157,500	7,274,925
				13,266,688

	Semiconductors & Semiconductor Equipment (0.9%)
	MEMC Electronic Materials, Inc.	(a)	43,400	3,077,060

	Software (4.7%)
❖	Microsoft Corp.		314,800	8,934,024
	Oracle Corp.	(a)	324,500	6,347,220
				15,281,244

	Specialty Retail (1.1%)
	Dick's Sporting Goods, Inc.	(a)	138,100	3,698,318

	Textiles, Apparel & Luxury Goods (1.4%)
	Coach, Inc.	(a)	157,900	4,760,685

	Trading Companies & Distributors (1.2%)
	Fastenal Co.	(c)	83,600	3,839,748

	Wireless Telecommunication Services (3.5%)
❖	America Movil SAB de C.V., Series L, ADR	(b)	178,000	11,336,820

	Total Common Stocks
	(Cost $296,540,763)			313,963,292

			Shares	Value
	Short-Term Investment (9.7%)
	Investment Company (9.7%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	31,810,075	31,810,075

	Total Short-Term Investment
	(Cost $31,810,075)			31,810,075

	Total Investments
	(Cost $328,350,838)	(e)	105.3%	345,773,367
	Liabilities in Excess of
	Cash and Other Assets		(5.3)	(17,554,282)

	Net Assets		100.0%	$328,219,085

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $30,835,019; cash collateral of $31,810,075 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At March 31, 2008, cost is $329,249,782 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$30,406,170
	Gross unrealized depreciation	(13,882,585)
	Net unrealized appreciation	$16,523,585

	MainStay VP Mid Cap Core Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (99.5%)	†
	Aerospace & Defense (1.5%)
	Goodrich Corp.		21,785	$1,252,855
❖	L-3 Communications Holdings, Inc.		30,254	3,307,972
	Precision Castparts Corp.		50	5,104
				4,565,931

	Air Freight & Logistics (0.0%)	‡
	UTI Worldwide, Inc.		6,302	126,544

	Airlines (1.1%)
	AMR Corp.	(a) (b)	870	7,847
	Continental Airlines, Inc. Class B	(a)	41,459	797,257
	Southwest Airlines Co.		133,437	1,654,619
	UAL Corp.	(b)	50,705	1,091,679
				3,551,402

	Auto Components (1.0%)
	Autoliv, Inc.		33,395	1,676,429
	BorgWarner, Inc.		28,260	1,216,028
	TRW Automotive Holdings Corp.	(a)	5,047	117,948
				3,010,405

	Automobiles (0.1%)
	Thor Industries, Inc.	(b)	10,842	322,766

	Beverages (1.9%)
	Coca-Cola Enterprises, Inc.		84,841	2,053,152
	Constellation Brands, Inc. Class A	(a) (b)	217	3,834
	Molson Coors Brewing Co. Class B		18,110	952,043
	Pepsi Bottling Group, Inc. (The)		68,386	2,318,969
	PepsiAmericas, Inc.		18,829	480,704
				5,808,702

	Biotechnology (0.1%)
	Cephalon, Inc.	(a) (b)	3,963	255,217

	Building Products (1.2%)
	Armstrong World Industries, Inc.		1,143	40,759
	Lennox International, Inc.		12,405	446,208
	Masco Corp.	(b)	107,158	2,124,943
	Trane, Inc.		10,810	496,179
	USG Corp.	(a) (b)	14,286	526,011
				3,634,100

	Capital Markets (4.0%)
	Ameriprise Financial, Inc.		52,058	2,699,207
	BlackRock, Inc.	(b)	13,836	2,825,034
	Federated Investors, Inc. Class B		26,671	1,044,436
	GLG Partners, Inc.	(a) (b)	16,224	192,579
	Invesco, Ltd.		40,960	997,786
	Investment Technology Group, Inc.	(a)	13,701	632,712
	Janus Capital Group, Inc.		11,667	271,491
❖	Northern Trust Corp.		44,570	2,962,568
	TD Ameritrade Holding Corp.	(a)	60,259	994,876
				12,620,689

	Chemicals (1.3%)
	Air Products & Chemicals, Inc.		3,576	328,992
	Albemarle Corp.		69	2,520
	Ashland, Inc.		13,676	646,875
	Cabot Corp.		56	1,568
	Celanese Corp. Class A		8,507	332,198
	Eastman Chemical Co.		17,751	1,108,550
	FMC Corp.		13,904	771,533
	Huntsman Corp.		99	2,331
	Lubrizol Corp. (The)		17,944	996,071
	Nalco Holding Co.		199	4,209
				4,194,847

	Commercial Services & Supplies (1.8%)
	Allied Waste Industries, Inc.	(a)	31,904	344,882
	Brink's Co. (The)		18,800	1,262,984
	ChoicePoint, Inc.	(a)	16,822	800,727
	Copart, Inc.	(a) (b)	16,024	621,090
	Dun & Bradstreet Corp. (The)		685	55,745
	HNI Corp.	(b)	23,173	623,122
	Manpower, Inc.		153	8,608
	Monster Worldwide, Inc.	(a)	15,191	367,774
	Republic Services, Inc.		610	17,836
	Robert Half International, Inc.		44,798	1,153,101
	Steelcase, Inc. Class A		41,028	453,770
	Stericycle, Inc.	(a)	552	28,428
				5,738,067

	Communications Equipment (0.4%)
	CommScope, Inc.	(a)	4,274	148,863
	EchoStar Corp.	(a)	6,847	202,260
	Juniper Networks, Inc.	(a)	30,797	769,925
				1,121,048

	Computers & Peripherals (3.1%)
	Diebold, Inc.		681	25,572
	Lexmark International, Inc. Class A	(a)	32,501	998,431
	NetApp, Inc.	(a)	118,735	2,380,637
	QLogic Corp.	(a)	66,573	1,021,896
	Seagate Technology		134,575	2,818,001
	Western Digital Corp.	(a)	93,417	2,525,996
				9,770,533

	Construction & Engineering (2.3%)
❖	Fluor Corp.		22,703	3,204,755
	Foster Wheeler, Ltd.	(a)	941	53,279
	Jacobs Engineering Group, Inc.	(a)	17,131	1,260,670
	KBR, Inc.		39,215	1,087,432
	Shaw Group, Inc. (The)	(a)	34,359	1,619,683
				7,225,819

	Consumer Finance (0.0%)	‡
	AmeriCredit Corp.	(a)	103	1,037
	First Marblehead Corp. (The)		405	3,021
				4,058

	Containers & Packaging (1.9%)
	Ball Corp.		37,688	1,731,387
	Crown Holdings, Inc.	(a)	9,785	246,191
❖	Owens-Illinois, Inc.	(a)	54,969	3,101,901
	Packaging Corp. of America		79	1,764
	Pactiv Corp.	(a)	8,212	215,237
	Sonoco Products Co.		17,583	503,401
				5,799,881

	Diversified Consumer Services (0.3%)
	Apollo Group, Inc. Class A	(a)	21,102	911,606
	Career Education Corp.	(a) (b)	12,239	155,680
				1,067,286

	Diversified Financial Services (0.8%)
	Liberty Media Holding Corp. Capital Class A	(a)	7,561	119,010
	Nasdaq OMX Group, Inc. (The)	(a)	58,909	2,277,422
				2,396,432

	Diversified Telecommunication Services (0.1%)
	CenturyTel, Inc.		6,807	226,265

	Electric Utilities (1.1%)
	Allegheny Energy, Inc.		5,111	258,106
❖	Edison International		67,872	3,327,085
				3,585,191

	Electrical Equipment (0.4%)
	Hubbell, Inc. Class B		17,426	761,342
	Thomas & Betts Corp.	(a)	11,945	434,440
				1,195,782

	Electronic Equipment & Instruments (1.7%)
	Agilent Technologies, Inc.	(a)	12,149	362,405
	Arrow Electronics, Inc.	(a)	62,115	2,090,170
	Avnet, Inc.	(a)	47,887	1,567,342
	AVX Corp.		18,467	236,562
	Jabil Circuit, Inc.		11,315	107,040
	Molex, Inc.		34,176	791,516
	National Instruments Corp.		3,589	93,816
				5,248,851

	Energy Equipment & Services (6.0%)
	Cameron International Corp.	(a)	18,075	752,643
	Diamond Offshore Drilling, Inc.		11,424	1,329,754
	Dresser-Rand Group, Inc.	(a)	26,319	809,309
	ENSCO International, Inc.		43,379	2,716,393
	FMC Technologies, Inc.	(a) (b)	42,239	2,402,977
	Global Industries, Ltd.	(a)	45,837	737,517
	Grant Prideco, Inc.	(a)	223	10,976
	Helmerich & Payne, Inc.		29,840	1,398,601
	National Oilwell Varco, Inc.	(a) (b)	39,332	2,296,202
	Patterson-UTI Energy, Inc.	(b)	77,952	2,040,783
	Pride International, Inc.	(a)	32,168	1,124,272
	SEACOR Holdings, Inc.	(a)	10,364	884,671
	Superior Energy Services, Inc.	(a)	19,231	761,932
	Tidewater, Inc.		17,892	986,028
	Transocean, Inc.	(a)	108	14,602
	Unit Corp.	(a)	8,263	468,099
				18,734,759

	Food & Staples Retailing (0.3%)
	BJ's Wholesale Club, Inc.	(a)	28,122	1,003,674
	Safeway, Inc.		1,652	48,486
				1,052,160

	Food Products (0.4%)
	Corn Products International, Inc.		14,759	548,149
	Hormel Foods Corp.		13,169	548,621
				1,096,770

	Gas Utilities (0.6%)
	AGL Resources, Inc.		665	22,823
	Atmos Energy Corp.		5,748	146,574
	Energen Corp.		23,396	1,457,571
	ONEOK, Inc.		7,919	353,425
				1,980,393

	Health Care Equipment & Supplies (1.9%)
	C.R. Bard, Inc.	(b)	14,198	1,368,687
	DENTSPLY International, Inc.		39,463	1,523,272
	Edwards Lifesciences Corp.	(a)	4,288	191,030
	IDEXX Laboratories, Inc.	(a)	7,772	382,849
	Intuitive Surgical, Inc.	(a)	1,105	358,407
	Varian Medical Systems, Inc.	(a)	43,977	2,059,883
				5,884,128

	Health Care Providers & Services (3.4%)
	AmerisourceBergen Corp.		62,957	2,579,978
	CIGNA Corp.		17,799	722,105
	Coventry Health Care, Inc.	(a)	26,783	1,080,694
	Express Scripts, Inc.	(a)	8,232	529,482
	Health Net, Inc.	(a)	55,010	1,694,308
	Henry Schein, Inc.	(a) (b)	9,882	567,227
	Humana, Inc.	(a)	46,135	2,069,616
	Laboratory Corp. of America Holdings	(a)	26	1,916
	Lincare Holdings, Inc.	(a)	40,095	1,127,070
	Patterson Cos., Inc.	(a)	128	4,646
	Pediatrix Medical Group, Inc.	(a)	3,020	203,548
	WellCare Health Plans, Inc.	(a)	75	2,921
				10,583,511

	Health Care Technology (0.0%)	‡
	HLTH Corp.	(a)	1,883	17,964

	Hotels, Restaurants & Leisure (0.6%)
	Brinker International, Inc.		13,916	258,142
	Burger King Holdings, Inc.		3,728	103,116
	Darden Restaurants, Inc.		10,636	346,202
	International Game Technology		12,495	502,424
	Panera Bread Co. Class A	(a) (b)	1,137	47,629
	Penn National Gaming, Inc.	(a)	80	3,498
	Wendy's International, Inc.		593	13,675
	Yum! Brands, Inc.		13,465	501,033
				1,775,719

	Household Durables (2.2%)
	Black & Decker Corp.		31,203	2,062,518
	D.R. Horton, Inc.	(b)	81,263	1,279,892
	Garmin, Ltd.	(b)	5,900	318,659
	KB Home	(b)	18,384	454,636
	Leggett & Platt, Inc.	(b)	22,230	339,008
	Lennar Corp. Class A	(b)	772	14,521
	M.D.C. Holdings, Inc.		17,480	765,449
	NVR, Inc.	(a) (b)	1,476	881,910
	Pulte Homes, Inc.		37,729	548,957
	Ryland Group, Inc.		6,854	225,428
				6,890,978

	Household Products (0.2%)
	Church & Dwight Co., Inc.		9,103	493,747
	Energizer Holdings, Inc.	(a)	48	4,343
				498,090

	Independent Power Producers & Energy Traders (2.1%)
	AES Corp. (The)	(a)	50,541	842,518
	Mirant Corp.	(a)	79,115	2,878,995
	NRG Energy, Inc.	(a) (b)	24,983	974,087
	Reliant Energy, Inc.	(a)	77,746	1,838,693
				6,534,293

	Industrial Conglomerates (1.2%)
	McDermott International, Inc.	(a)	45,798	2,510,646
	Teleflex, Inc.		10,393	495,850
	Textron, Inc.		13,936	772,333
				3,778,829

	Insurance (9.4%)
	Allied World Assurance Holdings, Ltd./Bermuda		24,392	968,362
	American Financial Group, Inc.		26,005	664,688
	Aon Corp.		55,183	2,218,357
	Arch Capital Group, Ltd.	(a)	23,826	1,636,131
	Arthur J. Gallagher & Co.		41,648	983,726
	Assurant, Inc.		16,006	974,125
	Axis Capital Holdings, Ltd.		69,409	2,358,518
	Brown & Brown, Inc.		20,462	355,630
	CNA Financial Corp.		3,318	85,571
	Conseco, Inc.	(a)	2,604	26,561
	Endurance Specialty Holdings, Ltd.		12,715	465,369
	Genworth Financial, Inc. Class A		127,035	2,876,072
	HCC Insurance Holdings, Inc.		56,076	1,272,365
	Nationwide Financial Services, Inc. Class A		6,995	330,724
	Old Republic International Corp.		25,341	327,152
	PartnerRe, Ltd.	(b)	28,147	2,147,616
❖	Principal Financial Group, Inc.	(b)	72,547	4,042,319
	Reinsurance Group of America, Inc.		12,884	701,405
	RenaissanceRe Holdings, Ltd.		34,848	1,808,960
	StanCorp Financial Group, Inc.		9,167	437,358
	Transatlantic Holdings, Inc.		13,381	887,829
	Unum Group		64,929	1,429,087
	W.R. Berkley Corp.		72,691	2,012,814
	XL Capital, Ltd. Class A		9,775	288,851
				29,299,590

	Internet & Catalog Retail (1.2%)
	Expedia, Inc.	(a)	90,123	1,972,792
	IAC/InterActiveCorp.	(a)	85,371	1,772,302
	NutriSystem, Inc.	(a) (b)	195	2,939
				3,748,033

	Internet Software & Services (0.5%)
	VeriSign, Inc.	(a) (b)	44,458	1,477,784

	IT Services (4.7%)
	Acxiom Corp.		191	2,267
	Affiliated Computer Services, Inc. Class A	(a)	11,167	559,578
	Alliance Data Systems Corp.	(a)	4,922	233,844
	Computer Sciences Corp.	(a)	54,343	2,216,651
	DST Systems, Inc.	(a) (b)	3,355	220,558
	Electronic Data Systems Corp.		157,044	2,614,783
	Fiserv, Inc.	(a)	27,336	1,314,588
	Global Payments, Inc.		8,571	354,497
	Hewitt Associates, Inc. Class A	(a) (b)	45,740	1,819,080
	Iron Mountain, Inc.	(a)	17,564	464,392
❖	Mastercard, Inc. Class A	(b)	17,257	3,848,138
	Metavante Technologies, Inc.	(a)	16,290	325,637
	NeuStar, Inc. Class A	(a)	9,898	262,099
	Total System Services, Inc.		17,267	408,537
				14,644,649

	Leisure Equipment & Products (0.6%)
	Hasbro, Inc.		72,043	2,010,000

	Life Sciences Tools & Services (1.3%)
	Applera Corp. - Applied Biosystems Group		9,737	319,958
	Charles River Laboratories International, Inc.	(a) (b)	4,184	246,605
	Covance, Inc.	(a)	18,488	1,533,949
	Invitrogen Corp.	(a)	17,524	1,497,776
	Pharmaceutical Product Development, Inc.		7,692	322,295
				3,920,583

	Machinery (3.8%)
	AGCO Corp.	(a) (b)	40,964	2,452,924
	Cummins, Inc.		29,358	1,374,542
	Flowserve Corp.		9,588	1,000,795
	Gardner Denver, Inc.	(a)	10,684	396,376
	Harsco Corp.		3,806	210,776
	Ingersoll-Rand Co., Ltd. Class A		15,946	710,873
	Joy Global, Inc.		42,691	2,781,746
	Manitowoc Co., Inc. (The)		712	29,050
	Oshkosh Corp.	(b)	13,373	485,172
	Parker Hannifin Corp.		12,732	881,946
	SPX Corp.		11,628	1,219,777
	Timken Co. (The)		87	2,586
	Toro Co. (The)		8,560	354,298
				11,900,861

	Marine (0.3%)
	Kirby Corp.	(a)	18,876	1,075,932

	Media (1.4%)
	Cablevision Systems Corp. Class A	(a)	33	707
	CTC Media, Inc.	(a)	3,045	84,499
	Dish Network Corp. Class A	(a)	73,569	2,113,637
	Getty Images, Inc.	(a)	1,587	50,784
	Meredith Corp.		19,865	759,836
	Regal Entertainment Group Class A	(b)	38,873	749,860
	Virgin Media, Inc.		40,713	572,832
				4,332,155

	Metals & Mining (1.7%)
	AK Steel Holding Corp.		52,292	2,845,731
	Cleveland-Cliffs, Inc.		243	29,116
	Reliance Steel & Aluminum Co.		12,183	729,274
	Steel Dynamics, Inc.		162	5,353
	United States Steel Corp.		13,633	1,729,619
				5,339,093

	Multiline Retail (0.5%)
	Big Lots, Inc.	(a) (b)	15,556	346,899
	Dollar Tree, Inc.	(a)	23,664	652,890
	Family Dollar Stores, Inc.		28,651	558,695
				1,558,484

	Multi-Utilities (0.8%)
	Alliant Energy Corp.		2,320	81,223
	Energy East Corp.		8,593	207,263
	MDU Resources Group, Inc.		23	565
	PG&E Corp.		28,643	1,054,635
	Puget Energy, Inc.		18,471	477,845
	Sempra Energy		2,863	152,541
	Wisconsin Energy Corp.		6,789	298,648
	Xcel Energy, Inc.		15,505	309,325
				2,582,045

	Office Electronics (0.0%)	‡
	Xerox Corp.		385	5,763
	Zebra Technologies Corp. Class A	(a)	3,716	123,817
				129,580

	Oil, Gas & Consumable Fuels (8.8%)
	Arch Coal, Inc.		20,023	871,001
	Cabot Oil & Gas Corp.		11,656	592,591
	Chesapeake Energy Corp.		30,165	1,392,115
	Cimarex Energy Co.		41,532	2,273,462
	CONSOL Energy, Inc.		12,071	835,193
	Continental Resources, Inc.	(a)	11,093	353,756
	Denbury Resources, Inc.	(a)	35,555	1,015,095
	Foundation Coal Holdings, Inc.		13,386	673,717
	Frontier Oil Corp.		10,586	288,574
	Frontline, Ltd.	(b)	24,175	1,112,534
❖	Hess Corp.		45,690	4,028,944
	Holly Corp.		4,617	200,424
	Massey Energy Co.		39,762	1,451,313
❖	Murphy Oil Corp.		42,493	3,490,375
	Newfield Exploration Co.	(a)	45,548	2,407,212
	Noble Energy, Inc.		24,703	1,798,378
	Overseas Shipholding Group, Inc.		195	13,658
	Plains Exploration & Production Co.	(a)	10,499	557,917
	St. Mary Land & Exploration Co.		7,590	292,215
	Sunoco, Inc.		45,416	2,382,978
	Tesoro Corp.		32,060	961,800
	W&T Offshore, Inc.		13,716	467,853
				27,461,105

	Personal Products (0.2%)
	Estee Lauder Cos., Inc. (The) Class A		6,094	279,410
	Herbalife, Ltd.	(b)	5,846	277,685
				557,095

	Pharmaceuticals (0.9%)
	Endo Pharmaceuticals Holdings, Inc.	(a)	66,574	1,593,782
	King Pharmaceuticals, Inc.	(a)	13,978	121,609
	Warner Chilcott, Ltd. Class A	(a) (b)	22,425	403,650
	Watson Pharmaceuticals, Inc.	(a)	25,716	753,993
				2,873,034

	Real Estate Investment Trusts (2.6%)
	AMB Property Corp.		1,143	62,202
	Annaly Capital Management, Inc.	(b)	6,898	105,677
	Camden Property Trust		6,477	325,145
	CBL & Associates Properties, Inc.		3,593	84,543
	Colonial Properties Trust	(b)	14,402	346,368
	HCP, Inc.		21,317	720,728
	Host Hotels & Resorts, Inc.		149,992	2,387,873
	Liberty Property Trust		5,497	171,012
	Macerich Co. (The)	(b)	26,785	1,882,182
	Mack-Cali Realty Corp.		4,227	150,946
	Public Storage		3,910	346,504
	SL Green Realty Corp.	(b)	46	3,748
	Taubman Centers, Inc.		26,512	1,381,275
	Weingarten Realty Investors		854	29,412
				7,997,615

	Real Estate Management & Development (0.2%)
	Jones Lang LaSalle, Inc.		8,725	674,792

	Road & Rail (1.4%)
	Con-Way, Inc.		8,705	430,723
	CSX Corp.		16,447	922,183
	Hertz Global Holdings, Inc.	(a)	1,997	24,084
	J.B. Hunt Transport Services, Inc.		10,579	332,498
	Kansas City Southern	(a) (b)	13,688	549,026
	Landstar System, Inc.		7,694	401,319
	Ryder System, Inc.	(b)	28,881	1,759,142
				4,418,975

	Semiconductors & Semiconductor Equipment (3.8%)
❖	Analog Devices, Inc.		99,163	2,927,292
	Integrated Device Technology, Inc.	(a)	25,856	230,894
	Intersil Corp. Class A		121	3,106
	KLA-Tencor Corp.		40,368	1,497,653
	Lam Research Corp.	(a)	1,064	40,666
	MEMC Electronic Materials, Inc.	(a)	33,043	2,342,749
	National Semiconductor Corp.		79,298	1,452,739
	Novellus Systems, Inc.	(a) (b)	57,919	1,219,195
	NVIDIA Corp.	(a)	74,619	1,476,710
	Teradyne, Inc.	(a)	1,099	13,650
	Xilinx, Inc.		34,038	808,403
				12,013,057

	Software (3.4%)
	Activision, Inc.	(a)	71,103	1,941,823
	Autodesk, Inc.	(a)	31,202	982,239
	BEA Systems, Inc.	(a)	20,363	389,951
	BMC Software, Inc.	(a) (b)	80,783	2,627,063
	CA, Inc.		774	17,415
	Citrix Systems, Inc.	(a)	269	7,890
	Compuware Corp.	(a)	64,085	470,384
	McAfee, Inc.	(a)	35,203	1,164,867
	NAVTEQ Corp.	(a)	3,302	224,536
	Novell, Inc.	(a)	111,408	700,756
	Salesforce.com, Inc.	(a)	10,546	610,297
	Synopsys, Inc.	(a)	72,133	1,638,140
				10,775,361

	Specialty Retail (5.1%)
	Abercrombie & Fitch Co. Class A		8,133	594,848
	American Eagle Outfitters, Inc.		90,267	1,580,575
	AnnTaylor Stores Corp.	(a)	27,182	657,261
	AutoZone, Inc.	(a)	21,735	2,474,095
	Barnes & Noble, Inc.	(b)	24,416	748,350
	Foot Locker, Inc.		17,985	211,683
	GameStop Corp. Class A	(a) (b)	35,612	1,841,497
	Gap, Inc. (The)	(b)	133,044	2,618,306
	RadioShack Corp.	(b)	16,616	270,010
	Sherwin-Williams Co. (The)		48,038	2,451,860
	TJX Cos., Inc.		66,934	2,213,507
	Urban Outfitters, Inc.	(a) (b)	13,134	411,751
				16,073,743

	Textiles, Apparel & Luxury Goods (0.8%)
	Hanesbrands, Inc.	(a)	41,547	1,213,172
	Polo Ralph Lauren Corp.	(b)	19,414	1,131,642
				2,344,814

	Thrifts & Mortgage Finance (0.3%)
	Guaranty Financial Group, Inc.	(a)	1	11
	People's United Financial, Inc.		53,153	920,078
				920,089

	Tobacco (0.2%)
	Loews Corp. - Carolina Group		8,596	623,640

	Trading Companies & Distributors (0.1%)
	United Rentals, Inc.	(a)	5,872	110,628
	WESCO International, Inc.	(a)	5,289	192,996
				303,624

	Wireless Telecommunication Services (0.5%)
	Telephone and Data Systems, Inc.		41,095	1,613,801
	United States Cellular Corp.	(a)	119	6,545
				1,620,346

	Total Common Stocks
	(Cost $314,983,544)			310,973,489

			Shares	Value
	Exchange Traded Funds (0.3%)	(c)
	S&P 500 Index - SPDR Trust Series 1		3,560	468,852
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1		3,350	474,427
	Total Exchange Traded Funds
	(Cost $940,154)			943,279

			Shares	Value
	Short-Term Investment (11.4%)
	Investment Company (11.4%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	35,507,788	35,507,788

	Total Short-Term Investment
	(Cost $35,507,788)			35,507,788

	Total Investments
	(Cost $351,431,486)	(e)	111.2%	347,424,556

	Liabilities in Excess of
	Cash and Other Assets		(11.2)	(34,992,499)

	Net Assets		100.0%	$312,432,057

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $34,281,384; cash collateral of $35,507,788 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At March 31, 2008, cost is $353,445,515 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$23,059,711
	Gross unrealized depreciation		(29,080,670)
	Net unrealized depreciation		$(6,020,959)

	MainStay VP Mid Cap Growth Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (92.2%)	†
	Aerospace & Defense (7.2%)
❖	Alliant Techsystems, Inc.	(a) (b)	88,900	$9,203,817
❖	L-3 Communications Holdings, Inc.		63,800	6,975,892
	Precision Castparts Corp.		68,000	6,941,440
				23,121,149

	Biotechnology (1.6%)
	Cephalon, Inc.	(a) (b)	65,900	4,243,960
	United Therapeutics Corp.	(a) (b)	10,900	945,030
				5,188,990

	Building Products (1.3%)
	Lennox International, Inc.		113,600	4,086,192

	Capital Markets (2.5%)
	Affiliated Managers Group, Inc.	(a) (b)	70,450	6,392,633
	Ameriprise Financial, Inc.		32,100	1,664,385
				8,057,018

	Chemicals (1.0%)
	Mosaic Co. (The)	(a)	30,500	3,129,300

	Communications Equipment (1.1%)
	Harris Corp.		75,500	3,664,015

	Construction & Engineering (4.1%)
❖	Fluor Corp.		70,800	9,994,128
	Quanta Services, Inc.	(a) (b)	137,500	3,185,875
				13,180,003

	Containers & Packaging (1.3%)
	Crown Holdings, Inc.	(a)	162,300	4,083,468

	Distributors (1.3%)
	LKQ Corp.	(a)	182,600	4,103,022

	Diversified Consumer Services (0.7%)
	Capella Education Co.	(a) (b)	41,100	2,244,060

	Diversified Financial Services (1.4%)
	IntercontinentalExchange, Inc.	(a)	33,900	4,423,950

	Diversified Telecommunication Services (0.3%)
	NTELOS Holdings Corp.		45,400	1,098,680

	Electric Utilities (0.6%)
	DPL, Inc.	(b)	73,200	1,876,848

	Electrical Equipment (3.6%)
	General Cable Corp.	(a)	78,800	4,654,716
	Roper Industries, Inc.		114,900	6,829,656
				11,484,372

	Electronic Equipment & Instruments (4.7%)
❖	Amphenol Corp. Class A		195,400	7,278,650
	Anixter International, Inc.	(a) (b)	59,200	3,791,168
	Avnet, Inc.	(a)	120,900	3,957,057
				15,026,875

	Energy Equipment & Services (6.2%)
❖	Atwood Oceanics, Inc.	(a)	77,800	7,135,816
	FMC Technologies, Inc.	(a) (b)	23,100	1,314,159
	National Oilwell Varco, Inc.	(a)	113,500	6,626,130
	Weatherford International, Ltd.	(a)	66,900	4,848,243
				19,924,348

	Health Care Equipment & Supplies (7.4%)
	ArthroCare Corp.	(a) (b)	26,800	893,780
	Becton, Dickinson & Co.		67,300	5,777,705
	C.R. Bard, Inc.	(b)	29,900	2,882,360
	Gen-Probe, Inc.	(a)	30,300	1,460,460
❖	Hologic, Inc.	(a) (b)	135,172	7,515,563
	Hospira, Inc.	(a)	36,700	1,569,659
	Inverness Medical Innovations, Inc.	(a) (b)	40,200	1,210,020
	St. Jude Medical, Inc.	(a)	55,900	2,414,321
				23,723,868

	Health Care Providers & Services (4.8%)
	Coventry Health Care, Inc.	(a)	38,550	1,555,492
	DaVita, Inc.	(a)	50,300	2,402,328
	Health Net, Inc.	(a)	23,900	736,120
	Henry Schein, Inc.	(a) (b)	114,600	6,578,040
	Medco Health Solutions, Inc.	(a)	96,600	4,230,114
				15,502,094

	Hotels, Restaurants & Leisure (1.6%)
	International Game Technology		106,400	4,278,344
	Las Vegas Sands Corp.	(a)	11,900	876,316
				5,154,660

	Internet Software & Services (1.9%)
	Akamai Technologies, Inc.	(a)	88,300	2,486,528
	Equinix, Inc.	(a) (b)	52,400	3,484,076
				5,970,604

	IT Services (0.5%)
	NeuStar, Inc. Class A	(a) (b)	57,500	1,522,600

	Life Sciences Tools & Services (6.6%)
	ICON PLC, Sponsored ADR	(a) (c)	67,000	4,347,630
	Millipore Corp.	(a)	50,800	3,424,428
	Pharmaceutical Product Development, Inc.		120,100	5,032,190
❖	Thermo Fisher Scientific, Inc.	(a)	150,400	8,548,736
				21,352,984

	Machinery (6.5%)
	Actuant Corp. Class A		74,700	2,256,687
❖	Joy Global, Inc.		111,800	7,284,888
	Oshkosh Corp.		109,100	3,958,148
❖	Terex Corp.	(a)	120,900	7,556,250
				21,055,973

	Media (0.9%)
	Cablevision Systems Corp. Class A	(a)	134,600	2,884,478

	Metals & Mining (2.9%)
	Allegheny Technologies, Inc.		48,200	3,439,552
	Carpenter Technology Corp.		18,100	1,013,057
	Commercial Metals Co.		69,600	2,085,912
	Steel Dynamics, Inc.		83,800	2,768,752
				9,307,273

	Oil, Gas & Consumable Fuels (5.7%)
	Holly Corp.		72,900	3,164,589
	Newfield Exploration Co.	(a)	126,100	6,664,385
	Patriot Coal Corp.	(a)	4,370	205,259
	Peabody Energy Corp.		58,800	2,998,800
	Tesoro Corp.		177,800	5,334,000
				18,367,033

	Personal Products (1.9%)
	Avon Products, Inc.		48,000	1,897,920
	Chattem, Inc.	(a) (b)	64,000	4,245,760
				6,143,680

	Semiconductors & Semiconductor Equipment (3.4%)
❖	MEMC Electronic Materials, Inc.	(a)	104,700	7,423,230
	Skyworks Solutions, Inc.	(a)	218,300	1,589,224
	Varian Semiconductor Equipment Associates, Inc.	(a)	72,700	2,046,505
				11,058,959

	Software (3.6%)
	Autodesk, Inc.	(a)	127,100	4,001,108
	FactSet Research Systems, Inc.	(b)	70,600	3,803,222
	MICROS Systems, Inc.	(a)	55,600	1,871,496
	Progress Software Corp.	(a)	62,000	1,855,040
				11,530,866

	Specialty Retail (2.6%)
	American Eagle Outfitters, Inc.		201,350	3,525,639
	Dick's Sporting Goods, Inc.	(a)	123,000	3,293,940
	Guess?, Inc.		41,200	1,667,364
				8,486,943

	Textiles, Apparel & Luxury Goods (1.5%)
	Coach, Inc.	(a)	102,100	3,078,315
	Phillips-Van Heusen Corp.		44,300	1,679,856
				4,758,171

	Wireless Telecommunication Services (1.5%)
	SBA Communications Corp. Class A	(a)	159,300	4,751,919

	Total Common Stocks
	(Cost $249,368,441)			296,264,395

			Shares	Value
	Exchange Traded Funds (1.7%)	(d)
	iShares Russell Midcap Growth Index Fund		32,300	3,271,990
	KBW Regional Banking Fund	(b)	57,600	2,022,912
	Total Exchange Traded Funds
	(Cost $5,776,430)			5,294,902

			Shares	Value
	Short-Term Investment (19.3%)
	Investment Company (19.3%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	61,931,255	61,931,255

	Total Short-Term Investment
	(Cost $61,931,255)			61,931,255

	Total Investments
	(Cost $317,076,126)	(f)	113.2%	363,490,552

	Liabilities in Excess of
	Cash and Other Assets		(13.2)	(42,249,478)

	Net Assets		100.0%	$321,241,074

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $60,268,737; cash collateral of $61,931,255 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At March 31, 2008, cost is $317,094,926 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$61,556,735
	Gross unrealized depreciation		(15,161,109)
	Net unrealized appreciation		$46,395,626

	MainStay VP Mid Cap Value Portfolio
	Portfolio of Investments		†††	March 31, 2008 unaudited

				Shares	Value
	Common Stocks (96.1%)	†
	Aerospace & Defense (2.0%)
❖	Raytheon Co.			127,100	$8,211,931

	Airlines (0.4%)
	Delta Air Lines, Inc.	(a)		165,000	1,419,000

	Capital Markets (1.5%)
	Investment Technology Group, Inc.	(a) (b)		135,000	6,234,300

	Chemicals (2.8%)
	Arch Chemicals, Inc.			83,500	3,111,210
	Chemtura Corp.			698,900	5,129,926
	Olin Corp.			154,075	3,044,522
					11,285,658

	Commercial Banks (5.3%)
	KeyCorp			213,200	4,679,740
	Marshall & Ilsley Corp.			246,273	5,713,533
❖	PNC Financial Services Group, Inc.			165,000	10,819,050
					21,212,323

	Commercial Services & Supplies (3.3%)
	Avery Dennison Corp.			129,100	6,358,175
	Pitney Bowes, Inc.			200,600	7,025,012
					13,383,187

	Computers & Peripherals (1.3%)
	Emulex Corp.	(a)		316,400	5,138,336

	Containers & Packaging (1.7%)
	Ball Corp.			147,200	6,762,368

	Diversified Telecommunication Services (1.3%)
	Embarq Corp.			131,700	5,281,170

	Electric Utilities (5.6%)
	American Electric Power Co., Inc.			97,400	4,054,762
❖	Edison International			239,400	11,735,388
	Pepco Holdings, Inc.			278,200	6,877,104
					22,667,254

	Electronic Equipment & Instruments (2.1%)
	Ingram Micro, Inc. Class A	(a)		201,600	3,191,328
	Molex, Inc. Class A			243,400	5,320,724
					8,512,052

	Energy Equipment & Services (5.9%)
	Baker Hughes, Inc.			45,800	3,137,300
❖	BJ Services Co.			406,400	11,586,464
	Diamond Offshore Drilling, Inc.			42,800	4,981,920
	Tidewater, Inc.			77,900	4,293,069
					23,998,753

	Food & Staples Retailing (2.8%)
❖	Kroger Co. (The)			441,000	11,201,400

	Food Products (3.3%)
	Corn Products International, Inc.			87,400	3,246,036
	General Mills, Inc.			134,900	8,077,812
	J.M. Smucker Co. (The)			36,800	1,862,448
					13,186,296

	Health Care Providers & Services (3.4%)
	Coventry Health Care, Inc.	(a)		119,600	4,825,860
❖	Quest Diagnostics, Inc.			198,400	8,981,568
					13,807,428

	Hotels, Restaurants & Leisure (1.0%)
	Carnival Corp.			102,600	4,153,248

	Insurance (9.8%)
	Aspen Insurance Holdings, Ltd.	(b)		290,800	7,671,304
❖	Genworth Financial, Inc. Class A			490,800	11,111,712
	Hartford Financial Services Group, Inc. (The)			70,800	5,364,516
	Lincoln National Corp.			78,900	4,102,800
	PartnerRe, Ltd.	(b)		91,000	6,943,300
	SAFECO Corp.			102,900	4,515,252
					39,708,884

	IT Services (2.9%)
	Affiliated Computer Services, Inc. Class A	(a)		151,000	7,566,610
	Computer Sciences Corp.	(a)		101,600	4,144,264
					11,710,874

	Machinery (2.6%)
	Joy Global, Inc.			29,300	1,909,188
	Pentair, Inc.			204,000	6,507,600
	Timken Co. (The)			66,900	1,988,268
					10,405,056

	Media (2.7%)
	Cablevision Systems Corp. Class A	(a)		26,600	570,038
	CBS Corp. Class B			181,300	4,003,104
	Cinemark Holdings, Inc.	(b)		68,800	879,952
	Gannett Co., Inc.	(b)		185,700	5,394,585
					10,847,679

	Metals & Mining (3.1%)
	Freeport-McMoRan Copper & Gold, Inc. Class B			27,600	2,655,672
	Nucor Corp.			28,100	1,903,494
	Teck Cominco, Ltd. Class B	(b)		189,700	7,770,112
					12,329,278

	Multiline Retail (0.8%)
	Nordstrom, Inc.			100,000	3,260,000

	Multi-Utilities (2.7%)
	Ameren Corp.			128,600	5,663,544
	PG&E Corp.			142,594	5,250,311
					10,913,855

	Oil, Gas & Consumable Fuels (5.3%)
	Frontier Oil Corp.			202,500	5,520,150
	Hess Corp.			90,000	7,936,200
	Spectra Energy Corp.			356,400	8,108,100
					21,564,450

	Pharmaceuticals (7.2%)
❖	Barr Pharmaceuticals, Inc.	(a)		205,700	9,937,367
❖	Forest Laboratories, Inc.	(a)		249,600	9,986,496
❖	Teva Pharmaceutical Industries, Ltd.,
	Sponsored ADR	(c)		199,200	9,201,048
					29,124,911

	Real Estate Investment Trusts (2.7%)
	Douglas Emmett, Inc.			163,800	3,613,428
	General Growth Properties, Inc.	(b)		79,000	3,015,430
	Highwoods Properties, Inc.			140,900	4,377,763
					11,006,621

	Road & Rail (1.6%)
	CSX Corp.			60,000	3,364,200
	Werner Enterprises, Inc.	(b)		172,700	3,205,312
					6,569,512

	Specialty Retail (6.9%)
	American Eagle Outfitters, Inc.			118,400	2,073,184
	Bed Bath & Beyond, Inc.	(a)		122,000	3,599,000
	Gap, Inc. (The)			353,600	6,958,848
	TJX Cos., Inc.			247,300	8,178,211
	Williams-Sonoma, Inc.	(b)		288,200	6,985,968
					27,795,211

	Thrifts & Mortgage Finance (3.0%)
	Freddie Mac			113,400	2,871,288
	NewAlliance Bancshares, Inc.	(b)		572,000	7,012,720
	Sovereign Bancorp, Inc.	(b)		245,918	2,291,956
					12,175,964

	Trading Companies & Distributors (1.1%)
	WESCO International, Inc.	(a)		118,100	4,309,469

	Total Common Stocks
	(Cost $398,652,627)				388,176,468

				Shares	Value
	Exchange Traded Fund (1.0%)	(d)
	iShares Dow Jones U.S. Real Estate Index Fund	(b)		63,500	4,133,850
	Total Exchange Traded Fund
	(Cost $4,193,540)				4,133,850

				Shares	Value
	Short-Term Investment (9.1%)
	Investment Company (9.1%)
	State Street Navigator Securities Lending Prime Portfolio	(e)		36,895,352	36,895,352

	Total Short-Term Investment
	(Cost $36,895,352)				36,895,352

	Total Investments
	(Cost $439,741,519)	(f)		106.2%	429,205,670

	Liabilities in Excess of
	Cash and Other Assets			(6.2)	(25,205,408)

	Net Assets			100.0%	$404,000,262

				Number of
				Contracts	Value
	Written Call Option (-0.2%)
	Road & Rail (-0.2%)
	CSX Corp.
	Strike Price $45.00
	Expire 5/17/08			(600)	$(690,000)

	Total Written Call Option
	(Premiums Received $109,198)				$(690,000)

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are “earmarked” to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $35,090,126; cash collateral of $36,895,352 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At March 31, 2008, cost is $439,772,131 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$35,299,343
	Gross unrealized depreciation			(45,865,804)
	Net unrealized depreciation			$(10,566,461)

	MainStay VP Moderate Allocation Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.8%)	†
	Equity Funds (59.6%)
	MainStay 130/30 Core Fund Class I	(a)	282,565	$2,339,640
	MainStay 130/30 International Fund Class I	(a)	382,339	3,219,296
	MainStay Growth Equity Fund Class I	(a)	1,534,416	17,676,471
	MainStay ICAP Equity Fund Class I		762,848	28,957,715
	MainStay ICAP International Fund Class I		497,807	17,617,398
	MainStay Large Cap Opportunity Fund Class I	(a)	474,429	4,146,510
	MainStay VP Common Stock Portfolio Initial Class		1,652,505	35,150,488
	MainStay VP ICAP Select Equity Portfolio Initial Class	(a)	2,214,951	28,979,422
	MainStay VP International Equity Portfolio Initial Class		657,462	11,174,279
	MainStay VP Large Cap Growth Portfolio Initial Class	(a)	2,952,029	39,665,135
				188,926,354

	Fixed Income Funds (40.2%)
	MainStay VP Bond Portfolio Initial Class	(a)	6,743,163	95,730,169
	MainStay VP Floating Rate Portfolio Initial Class	(a)	1,784,755	15,955,882
	MainStay VP High Yield Corporate Bond Portfolio Initial Class		1,638,213	15,924,661
				127,610,712
	Total Affiliated Investment Companies
	(Cost $327,470,417)	(b)	99.8%	316,537,066
	Cash and Other Assets,
	Less Liabilities		0.2	558,740
	Net Assets		100.0%	$317,095,806

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(b)	At March 31, 2008, cost is $327,721,021 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$5,962,731
	Gross unrealized depreciation		(17,146,686)
	Net unrealized depreciation		$(11,183,955)

	MainStay VP Moderate Growth Allocation Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.8%)	†
	Equity Funds (79.6%)
	MainStay 130/30 Core Fund Class I	(a)	294,799	$2,440,937
	MainStay 130/30 Growth Fund Class I	(a) (b)	562,058	5,283,348
	MainStay 130/30 International Fund Class I	(a)	672,776	5,664,771
	MainStay Growth Equity Fund Class I	(a)	2,488,893	28,672,053
	MainStay ICAP Equity Fund Class I		1,022,533	38,815,358
	MainStay ICAP International Fund Class I		873,495	30,912,999
	MainStay VP Common Stock Portfolio Initial Class	(a)	2,542,225	54,075,756
	MainStay VP ICAP Select Equity Portfolio Initial Class	(a)	2,955,176	38,664,193
	MainStay VP International Equity Portfolio Initial Class	(a)	1,158,140	19,683,849
	MainStay VP Large Cap Growth Portfolio Initial Class	(a)	4,497,015	60,424,442
	MainStay VP S&P 500 Index Portfolio Initial Class		169,083	4,598,966
	MainStay VP Value Portfolio Initial Class		281,048	4,824,275
				294,060,947

	Fixed Income Funds (20.2%)
	MainStay VP Bond Portfolio Initial Class	(a)	2,629,103	37,324,399
	MainStay VP Floating Rate Portfolio Initial Class	(a)	2,089,608	18,681,291
	MainStay VP High Yield Corporate Bond Portfolio Initial Class		1,913,618	18,601,803
				74,607,493
	Total Affiliated Investment Companies
	(Cost $390,297,107)	(c)	99.8%	368,668,440
	Cash and Other Assets,
	Less Liabilities		0.2	875,719
	Net Assets		100.0%	$369,544,159

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(b)	Non-income producing security.
(c)	At March 31, 2008, cost is $390,740,553 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$5,390,408
	Gross unrealized depreciation		(27,462,521)
	Net unrealized depreciation		$(22,072,113)

	MainStay VP S&P 500 Index Portfolio
	Portfolio of Investments		†††	March 31, 2008 unaudited

				Shares	Value
	Common Stocks (96.8%)	†
	Aerospace & Defense (2.8%)
	Boeing Co. (The)			81,670	$6,073,798
	General Dynamics Corp.			42,921	3,578,324
	Goodrich Corp.			13,366	768,679
	Honeywell International, Inc.			79,449	4,482,513
	L-3 Communications Holdings, Inc.			13,084	1,430,605
	Lockheed Martin Corp.			36,540	3,628,422
	Northrop Grumman Corp.			35,955	2,797,659
	Precision Castparts Corp.			14,869	1,517,828
	Raytheon Co.			45,615	2,947,185
	Rockwell Collins, Inc.			17,465	998,125
	United Technologies Corp.			104,902	7,219,356
					35,442,494

	Air Freight & Logistics (1.0%)
	C.H. Robinson Worldwide, Inc.			18,052	982,029
	Expeditors International of Washington, Inc.			22,454	1,014,472
	FedEx Corp.			33,051	3,062,836
	United Parcel Service, Inc. Class B			110,533	8,071,120
					13,130,457

	Airlines (0.1%)
	Southwest Airlines Co.			79,031	979,984

	Auto Components (0.2%)
	Goodyear Tire & Rubber Co. (The)	(a)		25,509	658,132
	Johnson Controls, Inc.			62,836	2,123,857
					2,781,989

	Automobiles (0.3%)
	Ford Motor Co.	(a) (b)		235,721	1,348,324
	General Motors Corp.	(b)		59,870	1,140,523
	Harley-Davidson, Inc.	(b)		25,591	959,662
					3,448,509

	Beverages (2.5%)
	Anheuser-Busch Cos., Inc.	(b)		76,412	3,625,749
	Brown-Forman Corp. Class B	(b)		9,164	606,840
	Coca-Cola Co. (The)			213,492	12,995,258
	Coca-Cola Enterprises, Inc.			30,090	728,178
	Constellation Brands, Inc. Class A	(a) (b)		20,368	359,903
	Molson Coors Brewing Co. Class B			14,411	757,586
	Pepsi Bottling Group, Inc. (The)			14,832	502,953
	PepsiCo, Inc.			170,887	12,338,041
					31,914,508

	Biotechnology (1.3%)
	Amgen, Inc.	(a)		116,066	4,849,237
	Biogen Idec, Inc.	(a)		31,767	1,959,706
	Celgene Corp.	(a)		46,437	2,846,124
	Genzyme Corp.	(a)		28,578	2,130,204
	Gilead Sciences, Inc.	(a)		98,812	5,091,782
					16,877,053

	Building Products (0.1%)
	Masco Corp.			38,792	769,245
	Trane, Inc.			18,121	831,754
					1,600,999

	Capital Markets (2.9%)
	American Capital Strategies, Ltd.	(b)		20,843	711,997
	Ameriprise Financial, Inc.			24,175	1,253,474
	Bank of New York Mellon Corp. (The)			121,803	5,082,839
	Bear Stearns Cos., Inc. (The)	(b)		12,293	128,954
	Charles Schwab Corp. (The)			99,370	1,871,137
	E*TRADE Financial Corp.	(a) (b)		48,998	189,132
	Federated Investors, Inc. Class B			9,535	373,391
	Franklin Resources, Inc.			16,750	1,624,582
	Goldman Sachs Group, Inc. (The)			42,211	6,981,277
	Janus Capital Group, Inc.			15,748	366,456
	Legg Mason, Inc.			14,042	786,071
	Lehman Brothers Holdings, Inc.	(b)		56,624	2,131,327
	Merrill Lynch & Co., Inc.	(b)		103,807	4,229,097
	Morgan Stanley			118,028	5,393,880
	Northern Trust Corp.			20,276	1,347,746
	State Street Corp.			41,197	3,254,563
	T. Rowe Price Group, Inc.			27,870	1,393,500
					37,119,423

	Chemicals (1.9%)
	Air Products & Chemicals, Inc.			22,759	2,093,828
	Ashland, Inc.			5,979	282,807
	Dow Chemical Co. (The)			100,376	3,698,856
	E.I. du Pont de Nemours & Co.			96,011	4,489,474
	Eastman Chemical Co.			8,555	534,260
	Ecolab, Inc.			18,651	810,013
	Hercules, Inc.	(b)		11,345	207,500
	International Flavors & Fragrances, Inc.			8,627	380,019
	Monsanto Co.			58,492	6,521,858
	PPG Industries, Inc.			17,271	1,045,068
	Praxair, Inc.			33,467	2,818,925
	Rohm & Haas Co.			13,389	724,077
	Sigma-Aldrich Corp.			13,934	831,163
					24,437,848

	Commercial Banks (2.8%)
	BB&T Corp.			58,398	1,872,240
	Comerica, Inc.			15,995	561,105
	Fifth Third Bancorp	(b)		56,590	1,183,863
	First Horizon National Corp.	(b)		12,865	180,239
	Huntington Bancshares, Inc.			38,421	413,026
	KeyCorp			42,552	934,016
	M&T Bank Corp.	(b)		8,168	657,361
	Marshall & Ilsley Corp.	(b)		27,356	634,659
	National City Corp.			66,919	665,844
	PNC Financial Services Group, Inc.			36,405	2,387,076
	Regions Financial Corp.	(b)		74,373	1,468,867
	SunTrust Banks, Inc.			37,438	2,064,331
	Toronto-Dominion Bank			8,579	526,342
	U.S. Bancorp			184,636	5,974,821
	Wachovia Corp.	(b)		211,546	5,711,742
	Wells Fargo & Co.			352,113	10,246,487
	Zions Bancorp			11,582	527,560
					36,009,579

	Commercial Services & Supplies (0.5%)
	Allied Waste Industries, Inc.	(a)		35,999	389,149
	Avery Dennison Corp.			11,268	554,949
	Cintas Corp.			14,218	405,782
	Equifax, Inc.			13,902	479,341
	Monster Worldwide, Inc.	(a)		14,031	339,690
	Pitney Bowes, Inc.			22,496	787,810
	R.R. Donnelley & Sons Co.			22,728	688,886
	Robert Half International, Inc.			17,104	440,257
	Waste Management, Inc.			52,873	1,774,418
					5,860,282

	Communications Equipment (2.4%)
	Ciena Corp.	(a)		8,797	271,211
	Cisco Systems, Inc.	(a)		636,678	15,337,573
	Corning, Inc.			167,294	4,021,748
	JDS Uniphase Corp.	(a)		24,021	321,641
	Juniper Networks, Inc.	(a)		55,367	1,384,175
	Motorola, Inc.			242,487	2,255,129
	QUALCOMM, Inc.			172,225	7,061,225
	Tellabs, Inc.	(a)		46,797	255,044
					30,907,746

	Computers & Peripherals (4.2%)
	Apple, Inc.	(a)		93,881	13,471,923
	Dell, Inc.	(a)		239,183	4,764,525
	EMC Corp.	(a)		224,140	3,214,168
	Hewlett-Packard Co.			263,282	12,021,456
❖	International Business Machines Corp.			147,703	17,006,523
	Lexmark International, Inc. Class A	(a)		10,053	308,828
	NetApp, Inc.	(a)		36,496	731,745
	QLogic Corp.	(a)		14,464	222,022
	SanDisk Corp.	(a)		24,032	542,402
	Sun Microsystems, Inc.	(a)		84,564	1,313,279
	Teradata Corp.	(a)		18,538	408,948
					54,005,819

	Construction & Engineering (0.2%)
	Fluor Corp.			9,489	1,339,467
	Jacobs Engineering Group, Inc.	(a)		12,863	946,588
					2,286,055

	Construction Materials (0.1%)
	Vulcan Materials Co.	(b)		11,460	760,944

	Consumer Finance (0.7%)
	American Express Co.	(b)		123,365	5,393,518
	Capital One Financial Corp.			39,883	1,963,041
	Discover Financial Services			50,433	825,588
	SLM Corp.	(a)		49,811	764,599
					8,946,746

	Containers & Packaging (0.1%)
	Ball Corp.			10,386	477,133
	Bemis Co., Inc.			10,962	278,764
	Pactiv Corp.	(a)		13,671	358,317
	Sealed Air Corp.			16,955	428,114
					1,542,328

	Distributors (0.1%)
	Genuine Parts Co.			17,955	722,150

	Diversified Consumer Services (0.1%)
	Apollo Group, Inc. Class A	(a)		14,469	625,061
	H&R Block, Inc.			34,532	716,884
					1,341,945

	Diversified Financial Services (4.1%)
❖	Bank of America Corp.			474,454	17,986,551
	CIT Group, Inc.			20,309	240,662
	Citigroup, Inc.			556,127	11,912,240
	CME Group, Inc.			5,728	2,687,005
	IntercontinentalExchange, Inc.	(a)		7,530	982,665
❖	JPMorgan Chase & Co.			362,754	15,580,284
	Leucadia National Corp.			17,931	810,840
	Moody's Corp.	(b)		21,997	766,155
	NYSE Euronext			28,322	1,747,751
					52,714,153

	Diversified Telecommunication Services (3.0%)
❖	AT&T, Inc.			643,704	24,653,863
	CenturyTel, Inc.			11,655	387,412
	Citizens Communications Co.			35,643	373,895
	Embarq Corp.			16,421	658,482
	Qwest Communications International, Inc.	(b)		164,121	743,468
	Verizon Communications, Inc.			306,930	11,187,598
	Windstream Corp.			49,399	590,318
					38,595,036

	Electric Utilities (2.1%)
	Allegheny Energy, Inc.			17,543	885,921
	American Electric Power Co., Inc.			42,721	1,778,475
	Duke Energy Corp.			133,883	2,389,812
	Edison International			34,558	1,694,033
	Entergy Corp.			20,385	2,223,596
	Exelon Corp.			70,539	5,732,705
	FirstEnergy Corp.			32,569	2,234,885
	FPL Group, Inc.			43,521	2,730,508
	Pepco Holdings, Inc.			21,210	524,311
	Pinnacle West Capital Corp.			10,427	365,779
	PPL Corp.			39,557	1,816,457
	Progress Energy, Inc.			27,512	1,147,250
	Southern Co. (The)			81,578	2,904,993
					26,428,725

	Electrical Equipment (0.5%)
	Cooper Industries, Ltd. Class A			18,833	756,145
	Emerson Electric Co.			84,015	4,323,412
	Rockwell Automation, Inc.			16,141	926,816
					6,006,373

	Electronic Equipment & Instruments (0.3%)
	Agilent Technologies, Inc.	(a)		38,992	1,163,131
	Jabil Circuit, Inc.			21,908	207,250
	Molex, Inc.			14,779	342,282
	Tyco Electronics, Ltd.			52,259	1,793,529
					3,506,192

	Energy Equipment & Services (2.6%)
	Baker Hughes, Inc.			33,048	2,263,788
	BJ Services Co.			31,103	886,747
	Cameron International Corp.	(a)		23,228	967,214
	ENSCO International, Inc.			15,340	960,591
	Halliburton Co.			93,477	3,676,450
	Nabors Industries, Ltd.	(a) (b)		29,680	1,002,294
	National Oilwell Varco, Inc.	(a)		37,868	2,210,734
	Noble Corp.			28,687	1,424,883
	Rowan Cos., Inc.			11,402	469,534
	Schlumberger, Ltd.			127,907	11,127,909
	Smith International, Inc.			21,411	1,375,229
	Transocean, Inc.	(a)		33,956	4,590,851
	Weatherford International, Ltd.	(a)		36,243	2,626,530
					33,582,754

	Food & Staples Retailing (2.6%)
	Costco Wholesale Corp.			46,313	3,008,956
	CVS Caremark Corp.			152,918	6,194,708
	Kroger Co. (The)			72,281	1,835,937
	Safeway, Inc.			46,993	1,379,245
	SUPERVALU, Inc.			22,107	662,768
	Sysco Corp.			64,565	1,873,676
	Walgreen Co.			105,849	4,031,788
	Wal-Mart Stores, Inc.			252,417	13,297,328
	Whole Foods Market, Inc.	(b)		14,790	487,626
					32,772,032

	Food Products (1.5%)
	Archer-Daniels-Midland Co.			68,533	2,820,818
	Campbell Soup Co.			23,801	808,044
	ConAgra Foods, Inc.			52,455	1,256,297
	Dean Foods Co.			16,158	324,614
	General Mills, Inc.			35,820	2,144,902
	H.J. Heinz Co.			33,647	1,580,400
	Hershey Co. (The)	(b)		17,900	674,293
	Kellogg Co.			28,042	1,473,888
	Kraft Foods, Inc. Class A			163,664	5,075,221
	McCormick & Co., Inc.			13,777	509,336
	Sara Lee Corp.			76,568	1,070,421
	Tyson Foods, Inc. Class A			29,060	463,507
	Wm. Wrigley Jr. Co.			22,900	1,439,036
					19,640,777

	Gas Utilities (0.1%)
	Nicor, Inc.	(b)		4,668	156,425
	Questar Corp.			18,345	1,037,593
					1,194,018

	Health Care Equipment & Supplies (1.9%)
	Baxter International, Inc.			67,680	3,913,258
	Becton, Dickinson & Co.			25,813	2,216,046
	Boston Scientific Corp.	(a)		143,347	1,844,876
	C.R. Bard, Inc.	(b)		10,825	1,043,530
	Covidien, Ltd.			52,856	2,338,878
	Hospira, Inc.	(a)		16,896	722,642
	Medtronic, Inc.			119,853	5,797,290
	St. Jude Medical, Inc.	(a)		36,360	1,570,388
	Stryker Corp.			25,472	1,656,954
	Varian Medical Systems, Inc.	(a)		13,389	627,141
	Zimmer Holdings, Inc.	(a)		24,982	1,945,098
					23,676,101

	Health Care Providers & Services (1.8%)
	Aetna, Inc.			53,126	2,236,073
	AmerisourceBergen Corp.			17,788	728,952
	Cardinal Health, Inc.			38,098	2,000,526
	CIGNA Corp.			29,593	1,200,588
	Coventry Health Care, Inc.	(a)		16,616	670,456
	Express Scripts, Inc.	(a)		26,736	1,719,660
	Humana, Inc.	(a)		17,994	807,211
	Laboratory Corp. of America Holdings	(a)		11,776	867,656
	McKesson Corp.			30,748	1,610,273
	Medco Health Solutions, Inc.	(a)		55,865	2,446,328
	Patterson Cos., Inc.	(a)		14,292	518,800
	Quest Diagnostics, Inc.			16,549	749,173
	Tenet Healthcare Corp.	(a)		49,170	278,302
	UnitedHealth Group, Inc.			133,637	4,591,767
	WellPoint, Inc.	(a)		57,894	2,554,862
					22,980,627

	Health Care Technology (0.0%)	‡
	IMS Health, Inc.			19,580	411,376

	Hotels, Restaurants & Leisure (1.3%)
	Carnival Corp.			46,591	1,886,004
	Darden Restaurants, Inc.			15,270	497,038
	International Game Technology			33,567	1,349,729
	Marriott International, Inc. Class A			32,099	1,102,922
	McDonald's Corp.			123,019	6,860,770
	Starbucks Corp.	(a)		77,500	1,356,250
	Starwood Hotels & Resorts Worldwide, Inc.			20,116	1,041,003
	Wendy's International, Inc.			9,134	210,630
	Wyndham Worldwide Corp.			19,277	398,648
	Yum! Brands, Inc.			50,807	1,890,528
					16,593,522

	Household Durables (0.5%)
	Black & Decker Corp.			6,459	426,940
	Centex Corp.			12,384	299,817
	D.R. Horton, Inc.	(b)		28,497	448,828
	Fortune Brands, Inc.			16,487	1,145,846
	Harman International Industries, Inc.			6,842	297,901
	KB Home	(b)		8,123	200,882
	Leggett & Platt, Inc.	(b)		18,936	288,774
	Lennar Corp. Class A	(b)		14,312	269,209
	Newell Rubbermaid, Inc.			28,908	661,126
	Pulte Homes, Inc.			22,096	321,497
	Snap-on, Inc.			5,912	300,625
	Stanley Works (The)			8,340	397,151
	Whirlpool Corp.	(b)		8,133	705,782
					5,764,378

	Household Products (2.4%)
	Clorox Co. (The)			14,641	829,266
	Colgate-Palmolive Co.			54,373	4,236,200
	Kimberly-Clark Corp.			44,933	2,900,425
❖	Procter & Gamble Co. (The)			328,422	23,012,530
					30,978,421

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(a)		71,459	1,191,222
	Constellation Energy Group, Inc.			19,148	1,690,194
	Dynegy, Inc. Class A	(a)		52,402	413,452
					3,294,868

	Industrial Conglomerates (3.9%)
	3M Co.			75,516	5,977,091
❖	General Electric Co.			1,065,700	39,441,557
	Textron, Inc.			26,417	1,464,030
	Tyco International, Ltd.			51,770	2,280,469
					49,163,147

	Insurance (3.9%)
	ACE, Ltd.			35,206	1,938,442
	Aflac, Inc.			50,663	3,290,562
	Allstate Corp. (The)			59,764	2,872,258
	Ambac Financial Group, Inc.	(b)		30,606	175,984
	American International Group, Inc.	(b)		269,192	11,642,554
	Aon Corp.			32,560	1,308,912
	Assurant, Inc.			10,137	616,938
	Chubb Corp. (The)			39,512	1,955,054
	Cincinnati Financial Corp.			17,624	670,417
	Genworth Financial, Inc. Class A			46,610	1,055,250
	Hartford Financial Services Group, Inc. (The)			33,345	2,526,551
	Lincoln National Corp.			28,214	1,467,128
	Loews Corp.			46,921	1,887,163
	Marsh & McLennan Cos., Inc.			55,231	1,344,875
	MBIA, Inc.	(b)		21,127	258,172
	MetLife, Inc.			75,784	4,566,744
	Principal Financial Group, Inc.			27,596	1,537,649
	Progressive Corp. (The)			72,438	1,164,079
	Prudential Financial, Inc.			47,596	3,724,387
	SAFECO Corp.			10,018	439,590
	Torchmark Corp.			10,052	604,226
	Travelers Cos., Inc. (The)			66,263	3,170,685
	Unum Group			37,046	815,382
	XL Capital, Ltd. Class A			19,271	569,458
					49,602,460

	Internet & Catalog Retail (0.3%)
	Amazon.com, Inc.	(a)		32,891	2,345,128
	Expedia, Inc.	(a)		21,810	477,421
	IAC/InterActiveCorp.	(a)		19,253	399,692
					3,222,241

	Internet Software & Services (1.6%)
	Akamai Technologies, Inc.	(a)		17,341	488,323
	eBay, Inc.	(a)		119,086	3,553,526
	Google, Inc. Class A	(a)		24,700	10,879,609
	VeriSign, Inc.	(a) (b)		22,760	756,542
	Yahoo!, Inc.	(a)		142,452	4,121,136
					19,799,136

	IT Services (0.8%)
	Affiliated Computer Services, Inc. Class A	(a)		10,288	515,532
	Automatic Data Processing, Inc.			56,120	2,378,927
	Cognizant Technology Solutions Corp. Class A	(a)		30,562	881,102
	Computer Sciences Corp.	(a)		17,333	707,013
	Convergys Corp.	(a)		14,630	220,328
	Electronic Data Systems Corp.			54,078	900,399
	Fidelity National Information Services, Inc.			17,997	686,406
	Fiserv, Inc.	(a)		17,711	851,722
	Paychex, Inc.			34,540	1,183,340
	Total System Services, Inc.			20,992	496,671
	Unisys Corp.	(a)		35,827	158,714
	Western Union Co. (The)	(b)		79,674	1,694,666
					10,674,820

	Leisure Equipment & Products (0.2%)
	Brunswick Corp.			9,957	159,013
	Eastman Kodak Co.	(b)		30,156	532,857
	Hasbro, Inc.			15,554	433,957
	Mattel, Inc.			38,768	771,483
					1,897,310

	Life Sciences Tools & Services (0.4%)
	Applera Corp. - Applied BioSystems Group			17,865	587,044
	Millipore Corp.	(a)		5,703	384,439
	PerkinElmer, Inc.			13,275	321,919
	Thermo Fisher Scientific, Inc.	(a)		44,626	2,536,542
	Waters Corp.	(a)		10,718	596,993
					4,426,937

	Machinery (1.8%)
	Caterpillar, Inc.			66,585	5,212,940
	Cummins, Inc.			21,654	1,013,840
	Danaher Corp.			26,946	2,048,704
	Deere & Co.			46,546	3,744,160
	Dover Corp.			20,484	855,822
	Eaton Corp.			15,387	1,225,882
	Illinois Tool Works, Inc.			42,738	2,061,254
	Ingersoll-Rand Co., Ltd. Class A			28,966	1,291,304
	ITT Corp.			19,410	1,005,632
	Manitowoc Co., Inc. (The)			13,823	563,978
	PACCAR, Inc.			39,310	1,768,950
	Pall Corp.			13,093	459,171
	Parker Hannifin Corp.			17,815	1,234,045
	Terex Corp.	(a)		10,681	667,562
					23,153,244

	Media (2.8%)
	CBS Corp. Class B			72,462	1,599,961
	Clear Channel Communications, Inc.			52,682	1,539,368
	Comcast Corp. Class A			321,582	6,219,396
	DIRECTV Group, Inc. (The)	(a)		75,854	1,880,421
	E.W. Scripps Co. (The) Class A	(b)		9,497	398,969
	Gannett Co., Inc.	(b)		24,662	716,431
	Interpublic Group of Cos., Inc. (The)	(a) (b)		49,173	413,545
	McGraw-Hill Cos., Inc. (The)			34,456	1,273,149
	Meredith Corp.			4,044	154,683
	New York Times Co. (The) Class A	(b)		14,954	282,332
	News Corp. Class A			244,831	4,590,581
	Omnicom Group, Inc.			34,175	1,509,851
	Time Warner, Inc.	(b)		381,653	5,350,775
	Viacom, Inc. Class B	(a)		68,424	2,710,959
	Walt Disney Co. (The)			200,966	6,306,313
	Washington Post Co. Class B			591	390,946
					35,337,680

	Metals & Mining (1.1%)
	Alcoa, Inc.			86,941	3,135,092
	Allegheny Technologies, Inc.			10,698	763,409
	Freeport-McMoRan Copper & Gold, Inc. Class B			40,818	3,927,508
	Newmont Mining Corp.			47,946	2,171,954
	Nucor Corp.			30,748	2,082,870
	Titanium Metals Corp.	(b)		9,211	138,626
	United States Steel Corp.			12,621	1,601,226
					13,820,685

	Multiline Retail (0.8%)
	Big Lots, Inc.	(a) (b)		9,557	213,121
	Dillard's, Inc. Class A	(b)		6,506	111,968
	Family Dollar Stores, Inc.			14,932	291,174
	J.C. Penney Co., Inc.			23,684	893,124
	Kohl's Corp.	(a)		33,576	1,440,075
	Macy's, Inc.			45,831	1,056,863
	Nordstrom, Inc.	(b)		19,073	621,780
	Sears Holdings Corp.	(a) (b)		7,777	793,954
	Target Corp.			87,328	4,425,783
					9,847,842

	Multi-Utilities (1.1%)
	Ameren Corp.			21,918	965,269
	CenterPoint Energy, Inc.			33,616	479,700
	CMS Energy Corp.			23,108	312,882
	Consolidated Edison, Inc.			29,022	1,152,173
	Dominion Resources, Inc.			61,655	2,517,990
	DTE Energy Co.			17,358	675,053
	Integrys Energy Group, Inc.			7,915	369,156
	NiSource, Inc.			28,450	490,478
	PG&E Corp.			37,942	1,397,024
	Public Service Enterprise Group, Inc.			53,818	2,162,945
	Sempra Energy			27,883	1,485,606
	TECO Energy, Inc.			21,776	347,327
	Xcel Energy, Inc.			45,762	912,952
					13,268,555

	Office Electronics (0.1%)
	Xerox Corp.			98,644	1,476,701

	Oil, Gas & Consumable Fuels (10.2%)
	Anadarko Petroleum Corp.			49,915	3,146,142
	Apache Corp.			35,524	4,292,010
	Chesapeake Energy Corp.			48,822	2,253,135
❖	Chevron Corp.			221,829	18,935,323
	ConocoPhillips			166,789	12,710,990
	CONSOL Energy, Inc.			19,235	1,330,870
	Devon Energy Corp.			47,398	4,945,033
	El Paso Corp.			74,349	1,237,167
	EOG Resources, Inc.			26,336	3,160,320
❖	ExxonMobil Corp.			570,969	48,292,558
	Hess Corp.			29,806	2,628,293
	Marathon Oil Corp.			75,597	3,447,223
	Murphy Oil Corp.			20,256	1,663,828
	Noble Energy, Inc.			18,095	1,317,316
	Occidental Petroleum Corp.			87,727	6,418,985
	Peabody Energy Corp.	(b)		28,936	1,475,736
	Range Resources Corp.			15,837	1,004,858
	Spectra Energy Corp.			66,829	1,520,360
	Sunoco, Inc.			12,512	656,505
	Tesoro Corp.			14,478	434,340
	Valero Energy Corp.			57,128	2,805,556
	Williams Cos., Inc.			62,453	2,059,700
	XTO Energy, Inc.			54,511	3,372,050
					129,108,298

	Paper & Forest Products (0.3%)
	International Paper Co.			45,344	1,233,357
	MeadWestvaco Corp.			18,529	504,359
	Weyerhaeuser Co.			22,287	1,449,546
					3,187,262

	Personal Products (0.2%)
	Avon Products, Inc.			45,682	1,806,266
	Estee Lauder Cos., Inc. (The) Class A	(b)		12,267	562,442
					2,368,708

	Pharmaceuticals (6.0%)
	Abbott Laboratories			165,095	9,104,989
	Allergan, Inc.			32,532	1,834,479
	Barr Pharmaceuticals, Inc.	(a)		11,562	558,560
	Bristol-Myers Squibb Co.			211,290	4,500,477
	Eli Lilly & Co.			105,544	5,445,015
	Forest Laboratories, Inc.	(a)		33,237	1,329,812
❖	Johnson & Johnson			302,292	19,609,682
	King Pharmaceuticals, Inc.	(a)		25,314	220,232
	Merck & Co., Inc.			231,307	8,778,101
	Mylan, Inc.	(b)		31,967	370,817
	Pfizer, Inc.			722,134	15,114,265
	Schering-Plough Corp.			172,976	2,492,584
	Watson Pharmaceuticals, Inc.	(a)		10,669	312,815
	Wyeth			142,743	5,960,948
					75,632,776

	Real Estate Investment Trusts (1.1%)
	Apartment Investment & Management Co. Class A			9,777	350,114
	AvalonBay Communities, Inc.	(b)		8,156	787,217
	Boston Properties, Inc.			12,781	1,176,747
	Developers Diversified Realty Corp.			13,017	545,152
	Equity Residential			28,780	1,194,082
	General Growth Properties, Inc.	(b)		25,795	984,595
	HCP, Inc.			18,500	625,485
	Host Hotels & Resorts, Inc.			55,871	889,466
	Kimco Realty Corp.			26,666	1,044,507
	Plum Creek Timber Co., Inc.	(b)		18,271	743,630
	ProLogis			27,362	1,610,527
	Public Storage			13,166	1,166,771
	Simon Property Group, Inc.			23,805	2,211,723
	Vornado Realty Trust			14,435	1,244,441
					14,574,457

	Real Estate Management & Development (0.0%)	‡
	CB Richard Ellis Group, Inc. Class A	(a)		18,585	402,179
	Forestar Real Estate Group, Inc.	(a)		1	25
					402,204

	Retail (0.4%)
	Home Depot, Inc. (The)			180,094	5,037,229

	Road & Rail (0.9%)
	Burlington Northern Santa Fe Corp.			31,818	2,934,256
	CSX Corp.			43,116	2,417,514
	Norfolk Southern Corp.			40,208	2,184,099
	Ryder System, Inc.			6,170	375,815
	Union Pacific Corp.			27,924	3,501,111
					11,412,795

	Semiconductors & Semiconductor Equipment (2.4%)
	Advanced Micro Devices, Inc.	(a) (b)		63,297	372,819
	Altera Corp.			32,774	604,025
	Analog Devices, Inc.			31,347	925,363
	Applied Materials, Inc.			144,495	2,819,097
	Broadcom Corp. Class A	(a)		49,618	956,139
	Intel Corp.			618,204	13,093,561
	KLA-Tencor Corp.			19,277	715,177
	Linear Technology Corp.	(b)		23,490	720,908
	LSI Corp.	(a)		70,543	349,188
	MEMC Electronic Materials, Inc.	(a)		24,337	1,725,493
	Microchip Technology, Inc.	(b)		20,032	655,647
	Micron Technology, Inc.	(a)		78,858	470,782
	National Semiconductor Corp.			24,234	443,967
	Novellus Systems, Inc.	(a)		10,900	229,445
	NVIDIA Corp.	(a)		58,967	1,166,957
	Teradyne, Inc.	(a)		18,384	228,329
	Texas Instruments, Inc.			141,660	4,004,728
	Xilinx, Inc.			30,574	726,132
					30,207,757

	Software (3.3%)
	Adobe Systems, Inc.	(a)		60,916	2,168,000
	Autodesk, Inc.	(a)		24,118	759,235
	BMC Software, Inc.	(a)		20,747	674,692
	CA, Inc.			41,037	923,333
	Citrix Systems, Inc.	(a)		20,146	590,882
	Compuware Corp.	(a)		29,289	214,981
	Electronic Arts, Inc.	(a)		33,802	1,687,396
	Intuit, Inc.	(a)		34,977	944,729
❖	Microsoft Corp.			853,849	24,232,235
	Novell, Inc.	(a)		35,302	222,050
	Oracle Corp.	(a)		422,462	8,263,357
	Symantec Corp.	(a)		90,335	1,501,368
					42,182,258

	Specialty Retail (1.2%)
	Abercrombie & Fitch Co. Class A			9,162	670,109
	AutoNation, Inc.	(a)		14,634	219,071
	AutoZone, Inc.	(a)		4,613	525,098
	Bed Bath & Beyond, Inc.	(a)		28,083	828,448
	Best Buy Co., Inc.			37,563	1,557,362
	Circuit City Stores, Inc.	(b)		4,965	19,761
	GameStop Corp. Class A	(a) (b)		16,893	873,537
	Gap, Inc. (The)			48,581	956,074
	Limited Brands, Inc.			33,768	577,433
	Lowe's Cos., Inc.	(b)		156,046	3,579,695
	Office Depot, Inc.	(a)		29,655	327,688
	OfficeMax, Inc.			7,760	148,526
	RadioShack Corp.	(b)		13,990	227,337
	Sherwin-Williams Co. (The)			11,021	562,512
	Staples, Inc.			75,017	1,658,626
	Tiffany & Co.			13,528	566,012
	TJX Cos., Inc.			46,363	1,533,224
					14,830,513

	Textiles, Apparel & Luxury Goods (0.4%)
	Coach, Inc.	(a)		37,515	1,131,077
	Jones Apparel Group, Inc.			9,930	133,261
	Liz Claiborne, Inc.	(b)		10,800	196,020
	NIKE, Inc. Class B			40,897	2,780,996
	Polo Ralph Lauren Corp.			6,288	366,528
	VF Corp.			9,524	738,205
					5,346,087

	Thrifts & Mortgage Finance (0.6%)
	Countrywide Financial Corp.	(b)		62,027	341,148
	Fannie Mae			103,866	2,733,753
	Freddie Mac			68,900	1,744,548
	Guaranty Financial Group, Inc.	(a)		1	11
	Hudson City Bancorp, Inc.			55,939	989,002
	MGIC Investment Corp.	(b)		8,815	92,822
	Sovereign Bancorp, Inc.	(b)		37,430	348,848
	Washington Mutual, Inc.	(b)		92,666	954,460
					7,204,592

	Tobacco (1.4%)
	Altria Group, Inc.			225,184	4,999,085
	Philip Morris International, Inc.			225,184	11,389,807
	Reynolds American, Inc.			18,158	1,071,867
	UST, Inc.			15,914	867,631
					18,328,390

	Trading Companies & Distributors (0.0%)	‡
	W.W. Grainger, Inc.			7,163	547,182

	Wireless Telecommunication Services (0.3%)
	American Tower Corp. Class A	(a)		43,201	1,693,911
	Sprint Nextel Corp.			304,079	2,034,289
					3,728,200

	Total Common Stocks
	(Cost $829,719,743)				1,228,045,677 (e)

				Shares	Value
	Short-Term Investments (7.2%)
	Investment Company (4.2%)
	State Street Navigator Securities Lending Prime
	Portfolio	(c)		52,500,699	52,500,699
	Total Investment Company
	(Cost $52,500,699)				52,500,699

				Principal
				Amount	Value
	U.S. Government (3.0%)
	United States Treasury Bills
	1.128%, due 4/24/08	(d)		$37,800,000	37,771,990
	1.145%, due 4/17/08			300,000	299,840
	1.392%, due 7/17/08			400,000	398,359

	Total U.S. Government
	(Cost $38,447,187)				38,470,189

	Total Short-Term Investments
	(Cost $90,947,886)				90,970,888

	Total Investments
	(Cost $920,667,629)	(g)		104.0%	1,319,016,565

	Liabilities in Excess of
	Cash and Other Assets			(4.0)	(50,895,561)

	Net Assets			100.0%	$1,268,121,004

				Contracts	Unrealized
				Long	Depreciation (f)
	Futures Contracts (-0.1%)
	Standard & Poor's 500 Index
	Mini June 2008			578	$(946,355)

	Total Futures Contracts
	(Settlement Value $38,263,600)	(e)			$(946,355)

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $50,136,460; cash collateral of $52,500,699 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Segregated, or partially segregated as collateral for futures contracts.
(e)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2008.
(g)	At March 31, 2008, cost is $943,502,951 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$489,771,481
	Gross unrealized depreciation			(114,257,867)
	Net unrealized appreciation			$375,513,614

	MainStay VP Small Cap Growth Portfolio
	Portfolio of Investments		March 31, 2008 unaudited

			Shares	Value
	Common Stocks (92.3%)	†
	Aerospace & Defense (4.7%)
❖	AAR Corp.	(a) (b)	75,000	$2,045,250
	Alliant Techsystems, Inc.	(a)	17,400	1,801,422
❖	Triumph Group, Inc.	(b)	41,700	2,373,981
				6,220,653

	Air Freight & Logistics (1.3%)
	HUB Group, Inc. Class A	(a)	52,500	1,726,725

	Airlines (2.0%)
❖	Republic Airways Holdings, Inc.	(a)	120,900	2,618,694

	Beverages (2.2%)
❖	Central European Distribution Corp.	(a) (b)	50,300	2,926,957

	Biotechnology (2.4%)
	Alexion Pharmaceuticals, Inc.	(a) (b)	10,800	640,440
	BioMarin Pharmaceuticals, Inc.	(a) (b)	23,100	817,047
	LifeCell Corp.	(a)	25,300	1,063,359
	United Therapeutics Corp.	(a) (b)	7,800	676,260
				3,197,106

	Capital Markets (2.5%)
	Affiliated Managers Group, Inc.	(a)	7,100	644,254
	Cohen & Steers, Inc.	(b)	28,900	765,561
❖	optionsXpress Holdings, Inc.		96,400	1,996,444
				3,406,259

	Chemicals (0.8%)
	CF Industries Holdings, Inc.		7,600	787,512
	Terra Industries, Inc.	(a)	8,400	298,452
				1,085,964

	Commercial Services & Supplies (4.0%)
❖	FTI Consulting, Inc.	(a)	27,900	1,982,016
	Interface, Inc. Class A		57,450	807,173
	Knoll, Inc.		50,900	587,386
	Layne Christensen Co.	(a)	55,100	1,929,602
				5,306,177

	Communications Equipment (1.2%)
	NETGEAR, Inc.	(a)	83,400	1,663,830

	Construction & Engineering (1.1%)
	Quanta Services, Inc.	(a)	65,700	1,522,269

	Distributors (1.4%)
	LKQ Corp.	(a) (b)	82,200	1,847,034

	Diversified Consumer Services (1.0%)
	Capella Education Co.	(a) (b)	23,800	1,299,480

	Diversified Telecommunication Services (1.3%)
	NTELOS Holdings Corp.		71,500	1,730,300

	Electrical Equipment (2.2%)
❖	II-VI, Inc.	(a)	76,400	2,901,672

	Electronic Equipment & Instruments (5.5%)
	Anixter International, Inc.	(a) (b)	16,000	1,024,640
	Benchmark Electronics, Inc.	(a)	45,800	822,110
	FLIR Systems, Inc.	(a) (b)	51,400	1,546,626
	Itron, Inc.	(a) (b)	14,600	1,317,358
	OYO Geospace Corp.	(a) (b)	20,100	912,942
	Rogers Corp.	(a)	17,900	598,039
	Technitrol, Inc.		50,700	1,172,691
				7,394,406

	Energy Equipment & Services (10.8%)
❖	Atwood Oceanics, Inc.	(a)	32,000	2,935,040
	Dawson Geophysical Co.	(a)	19,000	1,282,500
	Dril-Quip, Inc.	(a)	23,000	1,068,810
	Gulf Island Fabrication, Inc.		38,800	1,114,336
	Gulfmark Offshore, Inc.	(a)	32,400	1,772,928
	Hornbeck Offshore Services, Inc.	(a) (b)	33,100	1,511,677
	Lufkin Industries, Inc.		20,400	1,301,928
	NATCO Group, Inc. Class A	(a)	36,800	1,720,400
	W-H Energy Services, Inc.	(a)	24,900	1,714,365
				14,421,984

	Food Products (1.5%)
	Sanderson Farms, Inc.	(b)	51,100	1,942,311

	Health Care Equipment & Supplies (2.9%)
	ArthroCare Corp.	(a) (b)	11,800	393,530
	Gen-Probe, Inc.	(a) (b)	25,400	1,224,280
	Hologic, Inc.	(a) (b)	17,900	995,240
	Immucor, Inc.	(a)	37,500	800,250
	Inverness Medical Innovations, Inc.	(a)	15,500	466,550
				3,879,850

	Health Care Providers & Services (4.0%)
❖	Amedisys, Inc.	(a) (b)	66,600	2,620,044
	AMERIGROUP Corp.	(a) (b)	20,700	565,731
	Bio-Reference Laboratories, Inc.	(a)	54,500	1,440,435
	Healthspring, Inc.	(a)	47,200	664,576
				5,290,786

	Hotels, Restaurants & Leisure (1.9%)
	Bally Technologies, Inc.	(a)	30,200	1,037,068
	WMS Industries, Inc.	(a) (b)	40,000	1,438,800
				2,475,868

	Insurance (0.5%)
	Tower Group, Inc.		25,000	629,250

	Internet & Catalog Retail (1.3%)
	Priceline.com, Inc.	(a) (b)	14,400	1,740,384

	Internet Software & Services (2.0%)
	Bankrate, Inc.	(a) (b)	13,900	693,471
	Equinix, Inc.	(a) (b)	20,000	1,329,800
	Omniture, Inc.	(a)	25,200	584,892
				2,608,163

	IT Services (2.0%)
	CyberSource Corp.	(a)	66,900	977,409
	Sykes Enterprises, Inc.	(a)	99,400	1,748,446
				2,725,855

	Life Sciences Tools & Services (4.0%)
	ICON PLC, Sponsored ADR	(a) (c)	23,400	1,518,426
❖	PAREXEL International Corp.	(a)	148,000	3,862,800
				5,381,226

	Machinery (3.3%)
	Bucyrus International, Inc. Class A		17,100	1,738,215
	Gardner Denver, Inc.	(a)	27,000	1,001,700
	Middleby Corp. (The)	(a) (b)	26,700	1,665,813
				4,405,728

	Metals & Mining (0.9%)
	RTI International Metals, Inc.	(a)	28,000	1,265,880

	Miscellaneous - Manufacturing (0.8%)
	Actuant Corp. Class A		37,400	1,129,854

	Multiline Retail (0.5%)
	Dollar Tree, Inc.	(a)	22,500	620,775

	Oil, Gas & Consumable Fuels (2.1%)
	Mariner Energy, Inc.	(a)	48,000	1,296,480
	Swift Energy Co.	(a)	32,100	1,444,179
				2,740,659

	Personal Products (1.7%)
	American Oriental Bioengineering, Inc.	(a) (b)	67,400	545,940
	Chattem, Inc.	(a) (b)	26,800	1,777,912
				2,323,852

	Pharmaceuticals (0.7%)
	Sciele Pharma, Inc.	(a) (b)	47,800	932,100

	Road & Rail (1.1%)
	Genesee & Wyoming, Inc. Class A	(a)	40,800	1,403,520

	Semiconductors & Semiconductor Equipment (4.2%)
	Diodes, Inc.	(a) (b)	65,274	1,433,417
	Hittite Microwave Corp.	(a) (b)	52,300	1,957,066
	Skyworks Solutions, Inc.	(a)	131,100	954,408
	Tessera Technologies, Inc.	(a)	14,500	301,600
	Varian Semiconductor Equipment Associates, Inc.	(a)	34,200	962,730
				5,609,221

	Software (4.1%)
	ANSYS, Inc.	(a)	41,400	1,429,128
	MICROS Systems, Inc.	(a)	52,500	1,767,150
	Progress Software Corp.	(a)	49,300	1,475,056
	Quality Systems, Inc.	(b)	26,500	791,555
				5,462,889

	Specialty Retail (3.7%)
	Aeropostale, Inc.	(a)	53,700	1,455,807
	Dick's Sporting Goods, Inc.	(a)	36,700	982,826
	Gymboree Corp. (The)	(a)	40,500	1,615,140
	Tween Brands, Inc.	(a) (b)	37,400	925,276
				4,979,049

	Textiles, Apparel & Luxury Goods (2.1%)
	Phillips-Van Heusen Corp.		26,900	1,020,048
	Warnaco Group, Inc. (The)	(a)	46,600	1,837,904
				2,857,952

	Thrifts & Mortgage Finance (0.5%)
	NewAlliance Bancshares, Inc.	(b)	55,000	674,300

	Trading Companies & Distributors (1.0%)
	Interline Brands, Inc.	(a)	70,900	1,315,195

	Wireless Telecommunication Services (1.1%)
	SBA Communications Corp. Class A	(a)	49,500	1,476,585

	Total Common Stocks
	(Cost $122,775,176)			123,140,762

			Shares	Value
	Exchange Traded Fund (0.8%)	(d)
	KBW Regional Banking Fund	(b)	28,600	1,004,432
	Total Exchange Traded Fund
	(Cost $1,056,289)			1,004,432

			Shares	Value
	Short-Term Investment (27.3%)
	Investment Company (27.3%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	36,386,025	36,386,025

	Total Short-Term Investment
	(Cost $36,386,025)			36,386,025

	Total Investments
	(Cost $160,217,490)	(f)	120.4%	160,531,219

	Liabilities in Excess of
	Cash and Other Assets		(20.4)	(27,160,192)

	Net Assets		100.0%	$133,371,027

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $35,202,020; cash collateral of $36,386,025 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At March 31, 2008, cost is $160,239,727 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$13,395,933
	Gross unrealized depreciation		(13,104,441)
	Net unrealized appreciation		$291,492

	MainStay VP Total Return Portfolio
	Portfolio of Investments		†††	March 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (34.9%)		†
	Asset-Backed Securities (1.7%)
	Automobile (0.0%)		‡
	Superior Wholesale Inventory Financing Trust
	Series 2007-AE1, Class A
	2.918%, due 1/15/12		(a)	$215,000	$203,199

	Consumer Finance (0.4%)
	Harley-Davidson Motorcycle Trust
	Series 2004-1, Class A2
	2.53%, due 11/15/11			655,760	653,043
	Series 2007-1, Class A3
	5.22%, due 3/15/12			770,000	783,477
					1,436,520

	Consumer Loans (0.2%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23			850,000	858,742

	Credit Cards (0.4%)
	Chase Issuance Trust
	Series 2006-C4, Class C4
	3.108%, due 1/15/14		(a)	780,000	665,120
	Citibank Credit Card Issuance Trust
	Series 2006-C4, Class C4
	3.295%, due 1/9/12		(a)	855,000	792,932
					1,458,052

	Diversified Financial Services (0.5%)
	Bank of America Credit Card Trust
	Series 2006-C4, Class C4
	3.048%, due 11/15/11		(a)	445,000	419,027
	Dominos Pizza Master Issuer LLC
	Series 2007-1, Class A2
	5.261%, due 4/25/37		(b)	575,000	500,069
	Dunkin Securitization
	Series 2006-1, Class A2
	5.779%, due 6/20/31		(b)	385,000	345,572
	Murcie Lago International, Ltd.
	Series 2006-1X, Class A
	3.515%, due 3/27/11		(a) (i)	295,000	279,931
	USXL Funding LLC
	Series 2006-1A, Class A
	5.379%, due 4/15/14		(b) (c)	215,444	201,861
					1,746,460

	Home Equity (0.2%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36		(d)	295,000	275,272
	Series 2006-1, Class A3
	5.706%, due 7/25/36		(d)	450,000	429,987
					705,259

	Total Asset-Backed Securities
	(Cost $6,784,887)				6,408,232

				Principal
				Amount	Value
	Convertible Bonds (0.1%)
	Insurance (0.0%)		‡
	Conseco, Inc.
	3.50%, due 9/30/35
	(zero coupon), beginning 9/30/10			15,000	12,488

	Oil & Gas (0.1%)
	Transocean, Inc.
	Series A
	1.625%, due 12/15/37			425,000	466,969

	Total Convertible Bonds
	(Cost $440,150)				479,457

				Principal
				Amount	Value
	Corporate Bonds (6.9%)
	Advertising (0.0%)		‡
	Lamar Media Corp.
	6.625%, due 8/15/15			50,000	44,000

	Agriculture (0.3%)
	Cargill, Inc.
	4.375%, due 6/1/13		(b)	300,000	291,498
	Reynolds American, Inc.
	7.625%, due 6/1/16			24,000	25,252
	USG Corp.
	6.30%, due 11/15/16			1,210,000	955,900
					1,272,650

	Airlines (0.0%)		‡
	Delta Air Lines, Inc. (Escrow Shares)
	2.875%, due 2/6/24			35,000	1,181
	2.875%, due 2/18/24		(b)	20,000	675
	8.00%, due 6/3/23			60,000	2,100
	8.30%, due 12/15/29			15,000	450
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23			28,100	913
	8.875%, due 6/1/08			20,000	425
	10.00%, due 2/1/09			11,900	253
					5,997

	Apparel (0.0%)		‡
	Quiksilver, Inc.
	6.875%, due 4/15/15			50,000	40,250

	Auto Manufacturers (0.1%)
	DaimlerChrysler N.A. Holding Corp.
	5.75%, due 5/18/09			475,000	479,432

	Auto Parts & Equipment (0.1%)
	FleetPride Corp.
	11.50%, due 10/1/14		(b)	95,000	90,250
	Goodyear Tire & Rubber Co. (The)
	8.625%, due 12/1/11			45,000	47,194
	Lear Corp.
	Series B
	8.50%, due 12/1/13			45,000	40,050
	8.75%, due 12/1/16			35,000	29,881
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14			50,000	49,125
					256,500

	Banks (0.6%)
	Bank of America Corp.
	5.75%, due 12/1/17			1,020,000	1,055,540
	HSBC Bank USA N.A.
	4.625%, due 4/1/14			685,000	660,824
	USB Capital IX
	6.189%, due 10/15/49		(a)	135,000	100,238
	Wells Fargo & Co.
	5.25%, due 10/23/12			370,000	383,717
					2,200,319

	Beverages (0.0%)		‡
	Constellation Brands, Inc.
	7.25%, due 5/15/17			65,000	63,050

	Building Materials (0.1%)
	Masco Corp.
	5.85%, due 3/15/17			500,000	455,335

	Chemicals (0.1%)
	Equistar Chemicals, L.P.
	7.55%, due 2/15/26			55,000	35,200
	MacDermid, Inc.
	9.50%, due 4/15/17		(b)	45,000	40,275
	Millennium America, Inc.
	7.625%, due 11/15/26			75,000	48,375
	Mosaic Global Holdings, Inc.
	7.625%, due 12/1/14		(b)	50,000	53,500
	7.875%, due 12/1/16		(b)	65,000	69,875
	Phibro Animal Health Corp.
	10.00%, due 8/1/13		(b)	55,000	51,975
	Tronox Worldwide LLC/Tronox Finance Corp.
	9.50%, due 12/1/12			65,000	55,575
					354,775

	Coal (0.0%)		‡
	Peabody Energy Corp.
	7.375%, due 11/1/16			45,000	46,575
	7.875%, due 11/1/26			75,000	74,438
					121,013

	Commercial Services (0.1%)
	Cardtronics, Inc.
	9.25%, due 8/15/13			80,000	75,200
	9.25%, due 8/15/13		(b)	35,000	32,900
	Service Corp. International
	7.375%, due 10/1/14			35,000	35,044
	7.625%, due 10/1/18			35,000	35,175
					178,319

	Computers (0.0%)		‡
	SunGard Data Systems, Inc.
	3.75%, due 1/15/09			35,000	34,213
	9.125%, due 8/15/13			25,000	25,250
					59,463

	Cosmetics & Personal Care (0.2%)
	Procter & Gamble Co. (The)
	5.55%, due 3/5/37			260,000	259,615
	5.80%, due 8/15/34			600,000	611,387
					871,002

	Diversified Financial Services (1.0%)
	American General Finance Corp.
	6.90%, due 12/15/17			530,000	517,955
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13			165,000	149,738
	8.125%, due 6/1/12			195,000	190,125
	AmeriCredit Corp.
	8.50%, due 7/1/15			65,000	47,450
	Bear Stearns Cos., Inc. (The)
	2.875%, due 7/2/08			580,000	565,845
	Citigroup, Inc.
	5.00%, due 9/15/14			700,000	659,698
	Ford Motor Credit Co. LLC
	7.375%, due 10/28/09			45,000	41,001
	General Electric Capital Corp.
	5.625%, due 9/15/17			300,000	306,978
	General Motors Acceptance Corp. LLC
	5.85%, due 1/14/09			300,000	279,748
	8.00%, due 11/1/31			209,000	149,789
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
	8.50%, due 4/1/15			45,000	46,238
	9.75%, due 4/1/17			20,000	19,900
	HSBC Finance Corp.
	4.75%, due 4/15/10			520,000	517,181
	LaBranche & Co., Inc.
	11.00%, due 5/15/12			30,000	30,450
	NSG Holdings LLC/NSG Holdings, Inc.
	7.75%, due 12/15/25		(b)	35,000	33,950
	OMX Timber Finance Investments LLC
	Series 1
	5.42%, due 1/29/20		(b) (c)	255,000	244,724
	Rainbow National Services LLC
	8.75%, due 9/1/12		(b)	50,000	51,125
	Regency Energy Partners/Regency Energy Finance Corp.
	8.375%, due 12/15/13			55,000	56,100
					3,907,995

	Electric (0.2%)
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17			76,008	78,668
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10			450,000	450,654
	NRG Energy, Inc.
	7.25%, due 2/1/14			10,000	9,875
	7.375%, due 2/1/16			20,000	19,600
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series C
	9.681%, due 7/2/26			60,000	67,200
	Reliant Energy, Inc.
	7.625%, due 6/15/14			20,000	19,850
	7.875%, due 6/15/17			135,000	134,325
					780,172

	Electrical Components & Equipment (0.2%)
	Belden, Inc.
	7.00%, due 3/15/17			60,000	57,900
	Emerson Electric Co.
	6.00%, due 8/15/32			520,000	522,611
					580,511

	Energy - Alternate Sources (0.0%)		‡
	VeraSun Energy Corp.
	9.375%, due 6/1/17		(b)	38,000	26,030

	Entertainment (0.2%)
	Gaylord Entertainment Co.
	6.75%, due 11/15/14			60,000	52,200
	8.00%, due 11/15/13			80,000	74,200
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14			45,000	33,750
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09			70,000	70,000
	7.125%, due 8/15/14			25,000	20,500
	8.00%, due 4/1/12			20,000	18,300
	Penn National Gaming, Inc.
	6.75%, due 3/1/15			120,000	108,900
	Shingle Springs Tribal Gaming Authority
	9.375%, due 6/15/15		(b)	54,000	47,790
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13			115,000	112,125
	Vail Resorts, Inc.
	6.75%, due 2/15/14			115,000	112,125
					649,890

	Environmental Control (0.0%)		‡
	Geo Sub Corp.
	11.00%, due 5/15/12			55,000	52,250

	Food (0.2%)
	Corn Products International, Inc.
	6.00%, due 4/15/17			500,000	536,729
	Pilgrims Pride Corp.
	7.625%, due 5/1/15			15,000	14,438
	8.375%, due 5/1/17			20,000	17,600
	Smithfield Foods, Inc.
	7.75%, due 7/1/17			65,000	63,375
	Stater Brothers Holdings
	7.75%, due 4/15/15			70,000	66,150
					698,292

	Forest Products & Paper (0.1%)
	Bowater, Inc.
	9.375%, due 12/15/21			165,000	109,725
	Georgia-Pacific Corp.
	7.00%, due 1/15/15		(b)	100,000	93,750
	7.125%, due 1/15/17		(b)	200,000	185,000
	8.00%, due 1/15/24			15,000	13,200
	8.875%, due 5/15/31			20,000	17,800
	Neenah Paper, Inc.
	7.375%, due 11/15/14			60,000	52,500
					471,975

	Hand & Machine Tools (0.0%)		‡
	Baldor Electric Co.
	8.625%, due 2/15/17			60,000	59,400

	Health Care-Products (0.1%)
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15			45,000	42,750
	Invacare Corp.
	9.75%, due 2/15/15			70,000	70,350
	PTS Acquisition Corp.
	9.50%, due 4/15/15		(b) (e)	95,000	76,950
	Universal Hospital Services, Inc.
	8.288%, due 6/1/15		(a)	30,000	26,700
	8.50%, due 6/1/15		(e)	30,000	30,000
	VWR Funding, Inc.
	Series B
	10.25%, due 7/15/15			105,000	97,650
					344,400

	Health Care-Services (0.3%)
	Alliance Imaging, Inc.
	7.25%, due 12/15/12			25,000	23,500
	Community Health Systems, Inc.
	8.875%, due 7/15/15			145,000	145,544
	HCA, Inc.
	8.75%, due 9/1/10			85,000	85,000
	Highmark, Inc.
	6.80%, due 8/15/13		(b) (c)	835,000	955,808
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15			60,000	59,700
					1,269,552

	Holding Companies - Diversified (0.0%)		‡
	Susser Holdings LLC
	10.625%, due 12/15/13			40,000	41,100

	Household Products & Wares (0.0%)		‡
	Jarden Corp.
	7.50%, due 5/1/17			45,000	39,375
	Libbey Glass, Inc.
	11.913%, due 6/1/11		(a)	50,000	49,000
					88,375

	Insurance (0.2%)
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17			140,000	132,650
	Fund American Cos., Inc.
	5.875%, due 5/15/13			375,000	390,901
	HUB International Holdings, Inc.
	9.00%, due 12/15/14		(b)	125,000	97,500
	USI Holdings Corp.
	6.94%, due 11/15/14		(a) (b)	25,000	18,063
	9.75%, due 5/15/15		(b)	65,000	46,963
					686,077

	Lodging (0.2%)
	Boyd Gaming Corp.
	7.125%, due 2/1/16			35,000	28,175
	7.75%, due 12/15/12			110,000	101,750
	MGM Mirage, Inc.
	7.00%, due 11/15/36			105,000	105,656
	7.50%, due 6/1/16			30,000	27,000
	8.50%, due 9/15/10			75,000	77,438
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12			20,000	17,400
	9.75%, due 4/1/10			90,000	86,850
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	5.30%, due 3/15/14		(a) (b)	55,000	43,588
	Wynn Las Vegas LLC
	6.625%, due 12/1/14			45,000	43,313
					531,170

	Machinery - Construction & Mining (0.1%)
	Caterpillar, Inc.
	6.05%, due 8/15/36			200,000	204,648

	Media (0.4%)
	Houghton Mifflin Co.
	7.20%, due 3/15/11			70,000	69,300
	Idearc, Inc.
	8.00%, due 11/15/16			100,000	64,750
	ION Media Networks, Inc.
	7.508%, due 1/15/12		(a) (b)	10,000	8,100
	10.508%, due 1/15/13		(a) (b)	45,000	33,750
	Morris Publishing Group LLC
	7.00%, due 8/1/13			50,000	28,500
	News America Holdings, Inc.
	8.00%, due 10/17/16			455,000	522,332
	Time Warner Entertainment Co., L.P.
	10.15%, due 5/1/12			620,000	706,567
	Ziff Davis Media, Inc.
	10.911%, due 5/1/12		(a) (f)	45,000	32,850
					1,466,149

	Metal Fabricate & Hardware (0.0%)		‡
	Mueller Water Products, Inc.
	7.375%, due 6/1/17			60,000	51,750
	Neenah Foundary Co.
	9.50%, due 1/1/17			85,000	58,650
					110,400

	Mining (0.2%)
	Alcoa, Inc.
	5.90%, due 2/1/27			440,000	396,528
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15			35,000	36,925
	8.375%, due 4/1/17			75,000	79,594
					513,047

	Miscellaneous - Manufacturing (0.0%)		‡
	Actuant Corp.
	6.875%, due 6/15/17		(b)	55,000	54,313
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14			75,000	70,125
					124,438

	Office & Business Equipment (0.0%)		‡
	Xerox Corp.
	7.625%, due 6/15/13			105,000	108,557

	Oil & Gas (0.2%)
	Chaparral Energy, Inc.
	8.50%, due 12/1/15			90,000	78,300
	Chesapeake Energy Corp.
	6.50%, due 8/15/17			95,000	91,675
	Forest Oil Corp.
	7.25%, due 6/15/19			90,000	91,575
	8.00%, due 12/15/11			55,000	57,338
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	9.00%, due 6/1/16		(b)	35,000	35,263
	Newfield Exploration Co.
	6.625%, due 4/15/16			70,000	68,600
	Pemex Project Funding Master Trust
	6.625%, due 6/15/35			210,000	217,324
	Pride International, Inc.
	7.375%, due 7/15/14			35,000	36,400
	Stone Energy Corp.
	6.75%, due 12/15/14			50,000	45,500
	Whiting Petroleum Corp.
	7.00%, due 2/1/14			85,000	84,150
					806,125

	Oil & Gas Services (0.1%)
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17			90,000	79,200
	9.00%, due 1/15/14			30,000	27,300
	Complete Production Services, Inc.
	8.00%, due 12/15/16			110,000	105,600
					212,100

	Pharmaceuticals (0.4%)
	Eli Lilly & Co.
	5.55%, due 3/15/37			200,000	192,219
	Medco Health Solutions, Inc.
	7.25%, due 8/15/13			935,000	1,050,634
	NBTY, Inc.
	7.125%, due 10/1/15			45,000	42,975
					1,285,828

	Pipelines (0.2%)
	ANR Pipeline Co.
	9.625%, due 11/1/21			40,000	53,648
	Copano Energy LLC
	8.125%, due 3/1/16			45,000	46,575
	El Paso Natural Gas Co.
	7.50%, due 11/15/26			65,000	67,090
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14			60,000	56,700
	Series B
	8.50%, due 7/15/16			15,000	15,113
	Pacific Energy Partners, L.P./Pacific Energy Finance Corp.
	7.125%, due 6/15/14			45,000	47,655
	Plains All American Pipeline, L.P./PAA Finance Corp.
	7.75%, due 10/15/12			480,000	528,451
					815,232

	Real Estate Investment Trusts (0.2%)
	Health Care Property Investors, Inc.
	6.00%, due 1/30/17			585,000	477,620
	Host Marriott, L.P.
	6.375%, due 3/15/15			85,000	79,050
	Series Q
	6.75%, due 6/1/16			35,000	32,725
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14			70,000	67,200
					656,595

	Retail (0.3%)
	CVS Caremark Corp.
	5.789%, due 1/10/26		(b)	66,822	64,824
	Rite Aid Corp.
	7.50%, due 1/15/15			110,000	101,750
	7.50%, due 3/1/17			65,000	58,500
	8.625%, due 3/1/15			100,000	76,250
	9.375%, due 12/15/15			45,000	35,325
	9.50%, due 6/15/17			50,000	39,250
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13			10,000	10,000
	Toys "R" Us, Inc.
	7.625%, due 8/1/11			25,000	20,313
	Wal-Mart Stores, Inc.
	6.50%, due 8/15/37			610,000	640,509
					1,046,721

	Savings & Loans (0.1%)
	Washington Mutual Bank
	5.95%, due 5/20/13			390,000	333,450

	Telecommunications (0.3%)
	Citizens Communication Co.
	6.25%, due 1/15/13			380,000	343,900
	GCI, Inc.
	7.25%, due 2/15/14			45,000	37,125
	Intelsat Corp.
	9.00%, due 6/15/16			60,000	60,450
	iPCS, Inc.
	5.364%, due 5/1/13		(a)	20,000	15,400
	Lucent Technologies, Inc.
	6.45%, due 3/15/29			305,000	218,075
	6.50%, due 1/15/28			65,000	46,475
	Nextel Communications, Inc.
	Series F
	5.95%, due 3/15/14			380,000	281,200
	PAETEC Holding Corp.
	9.50%, due 7/15/15			45,000	41,400
	PanAmSat Corp.
	9.00%, due 8/15/14			32,000	32,240
	Qwest Communications International, Inc.
	7.25%, due 2/15/11			45,000	43,200
	Qwest Corp.
	7.125%, due 11/15/43			15,000	12,075
	7.25%, due 9/15/25			30,000	26,100
	7.50%, due 10/1/14			95,000	92,625
	8.875%, due 3/15/12			20,000	20,400
					1,270,665

	Textiles (0.0%)		‡
	INVISTA
	9.25%, due 5/1/12		(b)	75,000	76,688

	Transportation (0.1%)
	Atlantic Express Transportation Corp.
	12.455%, due 4/15/12		(a)	45,000	24,750
	Swift Transportation Co., Inc.
	12.50%, due 5/15/17		(b)	50,000	20,375
	Union Pacific Corp.
	3.625%, due 6/1/10			440,000	440,393
					485,518

	Trucking & Leasing (0.0%)		‡
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15			55,000	51,700

	Total Corporate Bonds
	(Cost $27,193,919)				26,157,155

				Principal
				Amount	Value
	Foreign Bonds (2.4%)
	Banks (0.1%)
	ATF Capital B.V.
	9.25%, due 2/21/14		(b)	290,000	286,694

	Beverages (0.2%)
	Coca-Cola HBC Finance B.V.
	5.125%, due 9/17/13			245,000	254,524
	Companhia Brasileira de Bebidas
	10.50%, due 12/15/11			485,000	579,575
					834,099

	Building Materials (0.1%)
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11		(b)	440,000	396,000

	Commercial Services (0.0%)		‡
	Quebecor World, Inc.
	9.75%, due 1/15/15		(b) (f) (g)	70,000	33,600

	Diversified Financial Services (0.2%)
	Telecom Italia Capital S.A.
	4.875%, due 10/1/10			525,000	517,136
	TNK-BP Finance S.A.
	7.50%, due 7/18/16		(b)	285,000	264,694
					781,830

	Electric (0.1%)
	Intergen N.V.
	9.00%, due 6/30/17		(b)	140,000	146,300
	SP PowerAssets, Ltd.
	5.00%, due 10/22/13		(b)	360,000	362,278
					508,578

	Electronics (0.1%)
	NXP B.V./NXP Funding LLC
	7.875%, due 10/15/14			220,000	201,300

	Foreign Sovereign (0.3%)
	Republic of Argentina
	8.28%, due 12/31/33			396,116	324,815
	Republic of Panama
	7.125%, due 1/29/26			645,000	696,600
					1,021,415

	Forest Products & Paper (0.0%)		‡
	Bowater Canada Finance
	7.95%, due 11/15/11			10,000	6,850
	Catalyst Paper Corp.
	7.375%, due 3/1/14			65,000	48,750
					55,600

	Health Care-Products (0.2%)
	Covidien International Finance S.A.
	6.00%, due 10/15/17		(b)	375,000	386,514
	FMC Finance III S.A.
	6.875%, due 7/15/17			145,000	145,000
					531,514

	Holding Companies - Diversified (0.1%)
	Hutchison Whampoa International, Ltd.
	6.50%, due 2/13/13		(b)	485,000	494,068

	Household Products & Wares (0.0%)		‡
	Controladora Mabe S.A. de C.V.
	6.50%, due 12/15/15		(b)	140,000	138,600

	Insurance (0.1%)
	Nippon Life Insurance Co.
	4.875%, due 8/9/10		(b)	250,000	255,829

	Media (0.2%)
	BSKYB Finance UK PLC
	6.50%, due 10/15/35		(b)	760,000	689,664
	CanWest MediaWorks, Inc.
	8.00%, due 9/15/12			25,000	23,750
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15		(b)	80,000	73,600
	Quebecor Media, Inc.
	7.75%, due 3/15/16			10,000	9,125
	Videotron Ltee
	6.375%, due 12/15/15			50,000	43,750
					839,889

	Mining (0.2%)
	Corporacion Nacional del Cobre-Codelco, Inc.
	4.75%, due 10/15/14		(b)	475,000	473,673
	Vale Overseas, Ltd.
	8.25%, due 1/17/34			185,000	206,582
					680,255

	Oil & Gas (0.4%)
	Citic Resources Finance, Ltd.
	6.75%, due 5/15/14		(b) (g)	200,000	180,000
	Gazprom International S.A.
	7.201%, due 2/1/20		(b)	428,053	436,614
	Ras Laffan Liquefied Natural Gas Co., Ltd. III
	6.332%, due 9/30/27		(b)	1,005,000	917,052
					1,533,666

	Pharmaceuticals (0.0%)		‡
	Angiotech Pharmaceuticals, Inc.
	6.826%, due 12/1/13		(a)	40,000	30,600

	Telecommunications (0.1%)
	Millicom International Cellular S.A.
	10.00%, due 12/1/13			60,000	63,600
	Nortel Networks, Ltd.
	10.75%, due 7/15/16			45,000	41,119
	Rogers Wireless, Inc.
	9.625%, due 5/1/11			145,000	160,640
	Satelites Mexicanos S.A. de C.V.
	11.446%, due 11/30/11		(a)	55,000	50,600
	Telefonos de Mexico S.A. de C.V.
	5.50%, due 1/27/15			120,000	118,118
	Vodafone Group PLC
	4.625%, due 7/15/18			105,000	93,436
					527,513

	Transportation (0.0%)		‡
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14		(b)	20,000	18,450

	Total Foreign Bonds
	(Cost $9,528,960)				9,169,500

				Principal
				Amount	Value
	Loan Assignments & Participations (0.2%)		(h)
	Buildings & Real Estate (0.1%)
	LNR Property Corp.
	Initial Tranche B Term Loan
	6.36%, due 7/12/11			123,200	95,480

	Diversified/Conglomerate Service (0.0%)		‡
	Rental Services Corp.
	8.15%, due 11/30/13			79,584	66,254

	Healthcare, Education & Childcare (0.1%)
	Community Health Systems, Inc.
	New Term Loan B
	5.335%, due 7/25/14			125,732	115,649
	HCA, Inc.
	Term Loan B
	4.946%, due 11/18/13			163,350	149,917
	Talecris Biotherapeutics, Inc.
	2nd Lien Term Loan
	9.57%, due 12/6/14			100,000	77,000
					342,566

	Leisure, Amusement, Motion Pictures, Entertainment (0.0%)		‡
	Town Sports International, Inc.
	Term Loan
	4.688%, due 2/27/14			99,250	81,385

	Machinery (0.0%)		‡
	BHM Technologies LLC
	1st Lien Term Loan
	9.146%, due 7/21/13			117,957	28,310

	Retail Store (0.0%)		‡
	Toys "R" Us (Delaware), Inc.
	Term Loan
	8.00%, due 1/19/13			100,000	90,500

	Total Loan Assignments & Participations
	(Cost $906,155)				704,495

				Principal
				Amount	Value
	Mortgage-Backed Securities (1.0%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (1.0%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45			805,000	797,354
	Bayview Commercial Asset Trust
	Series 2006-4A, Class A1
	3.365%, due 12/25/36		(a) (b) (c)	264,925	235,542
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28		(b)	480,000	446,570
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29			1,050,000	1,033,702
	Series 2004-C7, Class A1
	3.625%, due 10/15/29			406,153	401,307
	Merrill Lynch Mortgage Trust
	Series 2004-MKB1, Class A1
	3.563%, due 2/12/42			317,560	315,040
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	3.81%, due 2/25/42		(a) (b) (c) (i)	530,000	506,150
	Timberstar Trust
	Series 2006-1, Class A
	5.668%, due 10/15/36		(b) (i)	160,000	153,630
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41			121,675	120,238

	Total Mortgage-Backed Securities
	(Cost $4,116,522)				4,009,533

				Principal
				Amount	Value
	Municipal Bonds (0.5%)
	Texas (0.2%)
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23		(a)	395,000	397,986
	Houston, TX, Utility System Revenue
	6.497%, due 5/15/34		(a) (j)	125,000	125,000
	6.516%, due 5/15/34		(a) (j)	225,000	225,000
					747,986

	West Virginia (0.1%)
	Tobacco Settlement Finance Authority of West Virginia
	7.467%, due 6/1/47			470,000	455,317

	Wisconsin (0.2%)
	Wisconsin State General Revenue
	9.28%, due 5/1/32		(a)	150,000	150,000
	10.055%, due 5/1/32		(j)	350,000	350,000
	14.00%, due 5/1/32		(j)	250,000	250,000
					750,000

	Total Municipal Bonds
	(Cost $1,965,000)				1,953,303

				Principal
				Amount	Value
	U.S. Government & Federal Agencies (22.0%)
	Fannie Mae (Collateralized Mortgage Obligation) (0.1%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16			414,965	422,373

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) (0.0%)		‡
	Series 1998-M6, Class A2
	6.32%, due 8/15/08		(k)	48,469	48,565

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (3.4%)
	3.00%, due 8/1/10			295,145	292,756
	4.298%, due 3/1/35		(a)	856,631	863,992
	5.00%, due 8/1/33			535,899	532,180
	5.00%, due 10/1/35			985,897	977,750
	5.50%, due 1/1/21			1,715,227	1,753,968
	5.50%, due 2/1/33			377,100	382,218
	5.50%, due 7/1/34			1,955,913	1,981,568
	5.50%, due 11/1/35			1,050,187	1,062,472
	5.50%, due 1/1/36			2,553,414	2,583,283
	5.50%, due 9/1/36			381,057	385,253
	6.00%, due 3/1/36			1,126,582	1,157,508
	6.50%, due 4/1/37			785,805	815,857
					12,788,805

	Federal National Mortgage Association (1.0%)
	4.625%, due 5/1/13			870,000	883,411
	5.125%, due 1/2/14			545,000	565,072
	5.25%, due 8/1/12			2,330,000	2,443,352
					3,891,835

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (9.1%)
	4.50%, due 4/1/18			548,961	548,669
	4.50%, due 7/1/18			1,828,664	1,827,691
	4.50%, due 11/1/18			2,565,898	2,564,533
	4.50%, due 9/1/20			722,688	720,187
	5.00%, due 9/1/20			312,846	316,493
	5.00%, due 10/1/20			311,704	315,338
	5.00%, due 12/1/20			1,604,492	1,623,196
	5.00%, due 7/1/35			462,370	458,306
	5.00%, due 2/1/36			501,594	497,185
	5.00%, due 5/1/36			1,617,971	1,603,749
	5.50%, due 2/1/17			1,983,006	2,035,394
	5.50%, due 4/1/21			1,857,329	1,901,160
	5.50%, due 6/1/21			3,074,696	3,143,055
	5.50%, due 11/1/33			1,659,829	1,680,995
	5.50%, due 12/1/33			1,049,061	1,062,440
	5.50%, due 6/1/34			1,201,531	1,215,972
	5.50%, due 7/1/37			1,402,911	1,417,513
	6.00%, due 1/1/33			522,378	538,404
	6.00%, due 3/1/33			554,710	571,129
	6.00%, due 9/1/34			706,490	726,231
	6.00%, due 9/1/35			2,163,350	2,223,022
	6.00%, due 10/1/35			1,650,142	1,693,392
	6.00%, due 6/1/36			1,326,202	1,360,098
	6.00%, due 4/1/37			1,044,320	1,060,301
	6.50%, due 6/1/31			239,508	249,928
	6.50%, due 8/1/31			190,289	198,568
	6.50%, due 10/1/31			271,094	282,888
	6.50%, due 2/1/37			790,944	819,848
	6.50%, due 4/1/38	TBA	(l)	1,955,000	2,024,647
					34,680,332

	Freddie Mac (Collateralized Mortgage Obligation) (0.1%)
	Series 2632, Class NH
	3.50%, due 6/15/13			551,969	548,828

	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) (0.2%)
	Series R001, Class AE
	4.375%, due 4/15/15			865,418	876,561

	Government National Mortgage Association (Mortgage Pass-Through Securities) (0.4%)
	6.00%, due 4/15/29			429,446	445,558
	6.00%, due 8/15/32			883,337	915,683
					1,361,241

	United States Treasury Bonds (1.0%)
	4.375%, due 2/15/38		(g)	1,220,000	1,234,488
	6.25%, due 5/15/30			1,905,000	2,435,125
	6.875%, due 8/15/25			220,000	290,125
	7.50%, due 11/15/16			20,000	26,125
					3,985,863

	United States Treasury Notes (6.7%)
❖	3.875%, due 2/15/13		(g)	5,590,000	5,964,703
	4.25%, due 11/15/14		(g)	3,210,000	3,509,936
	4.75%, due 5/31/12		(g)	840,000	921,375
❖	4.75%, due 8/15/17		(g)	6,282,000	6,950,442
	4.875%, due 7/31/11		(g)	3,040,000	3,326,426
❖	4.875%, due 8/15/16			4,230,000	4,738,260
					25,411,142

	Total U.S. Government & Federal Agencies
	(Cost $81,157,738)				84,015,545

				Principal
				Amount	Value
	Yankee Bonds (0.1%)		(m)
	Forest Products & Paper (0.0%)		‡
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25			120,000	105,600

	Insurance (0.0%)		‡
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18		(g)	15,000	13,875
	8.30%, due 4/15/26		(g)	10,000	9,300
					23,175

	Pipelines (0.1%)
	TransCanada Pipelines, Ltd.
	6.35%, due 5/15/67		(a)	200,000	176,777

	Total Yankee Bonds
	(Cost $333,534)				305,552

	Total Long-Term Bonds
	(Cost $132,426,865)				133,202,772

				Shares	Value
	Exchange Traded Funds (0.1%)		(n)
	Vanguard Europe Pacific Fund		(g)	11,850	522,704
	iShares MSCI EAFE Index Fund		(o)	300	21,570
	Total Exchange Traded Funds
	(Cost $598,800)				544,274

				Shares	Value
	Common Stocks (62.3%)
	Aerospace & Defense (1.5%)
	Cobham PLC			11,753	46,651
	L-3 Communications Holdings, Inc.			16,200	1,771,308
	Northrop Grumman Corp.			17,300	1,346,113
	Rolls-Royce Group PLC		(p)	34,600	276,736
	Rolls-Royce Group PLC Class B		(i)	2,069,760	4,108
	United Technologies Corp.			31,100	2,140,302
					5,585,218

	Agriculture (0.4%)
	Altria Group, Inc.			20,400	452,880
	Philip Morris International, Inc.			20,400	1,031,832
					1,484,712

	Airlines (0.0%)		‡
	Northwest Airlines, Inc.		(p)	1,684	15,139

	Apparel (0.2%)
	Esprit Holdings, Ltd.			5,700	68,406
	Puma A.G. Rudolf Dassler Sport			1,299	500,271
	Yue Yuen Industrial Holdings, Ltd.			4,000	12,541
					581,218

	Auto Manufacturers (0.0%)		‡
	Toyota Motor Corp.			500	24,930

	Banks (3.5%)
	Banco Popolare S.p.A.		(p)	2,100	34,778
	Banco Popular Espanol S.A.			2,400	43,574
❖	Bank of America Corp.			99,200	3,760,672
	Bank of New York Mellon Corp. (The)			21,785	909,088
	Capital One Financial Corp.			29,000	1,427,380
	DBS Group Holdings, Ltd.			13,000	170,003
	Intesa Sanpaolo S.p.A.			23,500	165,654
	Intesa Sanpaolo S.p.A. RNC shares			3,800	25,017
	Lloyds TSB Group PLC			8,800	78,767
	PNC Financial Services Group, Inc.			32,500	2,131,025
	Svenska Handelsbanken Class A			7,300	212,543
	U.S. Bancorp			62,400	2,019,264
	Wells Fargo & Co.			77,400	2,252,340
					13,230,105

	Beverages (1.1%)
	C&C Group PLC			9,293	57,805
	Coca-Cola Co. (The)			29,100	1,771,301
	Diageo PLC			13,900	280,280
	Hansen Natural Corp.		(g) (p)	15,000	529,500
	PepsiCo, Inc.			20,200	1,458,440
					4,097,326

	Biotechnology (1.1%)
	Amgen, Inc.		(p)	16,400	685,192
	Celgene Corp.		(p)	26,800	1,642,572
	Genentech, Inc.		(p)	22,900	1,859,022
					4,186,786

	Building Materials (0.0%)		‡
	Geberit A.G.			700	104,320

	Chemicals (1.5%)
	E.I. du Pont de Nemours & Co.			25,000	1,169,000
	Monsanto Co.			9,400	1,048,100
	Mosaic Co. (The)		(p)	13,500	1,385,100
	Praxair, Inc.			25,100	2,114,173
					5,716,373

	Commercial Services (0.1%)
	Randstad Holdings N.V.		(g)	4,371	204,744

	Computers (4.0%)
	Apple, Inc.		(p)	21,900	3,142,650
	Cognizant Technology Solutions Corp. Class A		(p)	26,900	775,527
	EMC Corp.		(p)	97,200	1,393,848
	Hewlett-Packard Co.			61,100	2,789,826
❖	International Business Machines Corp.			40,200	4,628,628
	Logitech International S.A. Registered		(g) (p)	3,600	91,584
	NetApp, Inc.		(p)	19,800	396,990
	OBIC Co., Ltd.			980	173,820
	Otsuka Corp.			900	75,933
	Research In Motion, Ltd.		(p)	15,100	1,694,673
	TietoEnator OYJ		(g)	1,540	38,025
					15,201,504

	Cosmetics & Personal Care (0.7%)
	Avon Products, Inc.			35,900	1,419,486
	Colgate-Palmolive Co.			18,300	1,425,753
					2,845,239

	Distribution & Wholesale (0.2%)
	LKQ Corp.		(p)	39,600	889,812

	Diversified Financial Services (4.3%)
	Affiliated Managers Group, Inc.		(g) (p)	8,300	753,142
	Ameriprise Financial, Inc.			16,900	876,265
	Citigroup, Inc.			76,400	1,636,488
	Freddie Mac			23,100	584,892
❖	Goldman Sachs Group, Inc. (The)			22,500	3,721,275
	IntercontinentalExchange, Inc.		(p)	17,700	2,309,850
	JPMorgan Chase & Co.			68,584	2,945,683
	Merrill Lynch & Co., Inc.			31,400	1,279,236
	Morgan Stanley			46,300	2,115,910
	Provident Financial PLC			9,597	161,230
					16,383,971

	Electric (1.4%)
	CenterPoint Energy, Inc.			79,500	1,134,465
	Enel S.p.A.			7,700	81,691
	FirstEnergy Corp.			17,300	1,187,126
	NRG Energy, Inc.		(g) (p)	65,400	2,549,946
	Scottish & Southern Energy PLC			1,900	52,943
	Terna S.p.A.			46,500	198,396
					5,204,567

	Electrical Components & Equipment (0.5%)
	General Cable Corp.		(p)	29,600	1,748,472

	Electronics (1.8%)
	Advantest Corp.			200	5,187
	Amphenol Corp. Class A			69,300	2,581,425
	Avnet, Inc.		(p)	10,800	353,484
	Barco N.V.			123	8,808
	Keyence Corp.			500	114,968
❖	Thermo Fisher Scientific, Inc.		(p)	67,600	3,842,384
	Venture Corp., Ltd.			11,300	86,528
					6,992,784

	Entertainment (0.6%)
	International Game Technology			48,100	1,934,101
	OPAP S.A.			14,750	525,811
					2,459,912

	Environmental Control (0.0%)		‡
	Munters AB			10,700	123,354

	Food (1.1%)
	General Mills, Inc.			24,600	1,473,048
	Kroger Co. (The)			51,400	1,305,560
	Nestle S.A. Registered			1,205	602,136
	Tesco PLC			100,100	752,935
					4,133,679

	Gas (0.2%)
	Snam Rete Gas S.p.A.			125,655	798,967
	Tokyo Gas Co., Ltd.			20,300	82,072
					881,039

	Health Care-Products (2.1%)
	Alcon, Inc.			330	46,943
	Becton, Dickinson & Co.			23,000	1,974,550
	C.R. Bard, Inc.		(g)	11,600	1,118,240
	Hologic, Inc.		(g) (p)	37,300	2,073,880
	Johnson & Johnson			23,700	1,537,419
	St. Jude Medical, Inc.		(p)	29,300	1,265,467
	Synthes, Inc.			80	11,189
					8,027,688

	Health Care-Services (0.8%)
	Aetna, Inc.			9,400	395,646
	Covance, Inc.		(p)	12,600	1,045,422
	Coventry Health Care, Inc.		(p)	16,400	661,740
	UnitedHealth Group, Inc.			27,000	927,720
					3,030,528

	Household Products & Wares (0.4%)
	Henkel KGaA			300	13,868
	Kimberly-Clark Corp.			21,400	1,381,370
					1,395,238

	Insurance (3.8%)
	Assicurazioni Generali S.p.A.			2,600	116,903
	Assurant, Inc.			41,000	2,495,260
	Genworth Financial, Inc. Class A			136,600	3,092,624
	Hannover Rueckversicherung A.G.			9,270	483,248
	Hartford Financial Services Group, Inc. (The)			40,500	3,068,685
	ING Groep N.V.			3,550	132,940
❖	Prudential Financial, Inc.			65,800	5,148,850
					14,538,510

	Internet (1.3%)
	Akamai Technologies, Inc.		(p)	47,000	1,323,520
	Equinix, Inc.		(g) (p)	15,500	1,030,595
	Google, Inc. Class A		(p)	6,200	2,730,914
					5,085,029

	Iron & Steel (0.5%)
	Allegheny Technologies, Inc.			18,900	1,348,704
	Nucor Corp.			6,000	406,440
					1,755,144

	Leisure Time (0.2%)
	Carnival Corp.			21,600	874,368

	Machinery - Construction & Mining (0.8%)
	Caterpillar, Inc.			18,700	1,464,023
	Terex Corp.		(p)	22,700	1,418,750
					2,882,773

	Machinery - Diversified (0.3%)
	Rheinmetall A.G.			553	39,025
	Roper Industries, Inc.			21,700	1,289,848
					1,328,873

	Media (0.9%)
	Antena 3 de Television S.A.		(g)	12,658	173,859
	Cablevision Systems Corp. Class A		(p)	5,600	120,008
	DIRECTV Group, Inc. (The)		(p)	57,800	1,432,862
	M6-Metropole Television			5,700	126,884
	MediaSet S.p.A.			73,860	683,314
	Reed Elsevier N.V.			30,183	575,629
	Societe Television Francaise 1			14,740	324,162
	Vivendi S.A.			1,200	46,889
					3,483,607

	Metal Fabricate & Hardware (0.7%)
	Assa Abloy AB Class B			3,600	65,283
	Precision Castparts Corp.			27,300	2,786,784
					2,852,067

	Mining (1.3%)
	Alcoa, Inc.			12,000	432,720
	Freeport-McMoRan Copper & Gold, Inc. Class B			15,500	1,491,410
	Southern Copper Corp.		(g)	29,700	3,083,751
					5,007,881

	Miscellaneous - Manufacturing (0.9%)
	Danaher Corp.			16,700	1,269,701
	General Electric Co.			27,200	1,006,672
	Honeywell International, Inc.			16,800	947,856
	Siemens A.G.			440	47,688
					3,271,917

	Office & Business Equipment (0.2%)
	Canon, Inc.			5,200	239,446
	Neopost S.A.			1,490	167,228
	RICOH Co., Ltd.			24,000	394,382
					801,056

	Oil & Gas (3.5%)
	BP PLC, Sponsored ADR		(q)	6,400	388,160
	Chevron Corp.			19,300	1,647,448
	ConocoPhillips			27,900	2,126,259
	Diamond Offshore Drilling, Inc.			6,700	779,880
	ENI S.p.A.			7,600	259,168
	ExxonMobil Corp.			20,100	1,700,058
	Frontier Oil Corp.			25,100	684,226
	Hess Corp.			10,300	908,254
	Royal Dutch Shell PLC Class A, ADR		(q)	2,860	197,283
	Suncor Energy, Inc.			14,000	1,348,900
	Total S.A.			3,700	274,778
	XTO Energy, Inc.			46,325	2,865,665
					13,180,079

	Oil & Gas Services (2.6%)
	Baker Hughes, Inc.			23,600	1,616,600
	Cameron International Corp.		(p)	48,100	2,002,884
	Halliburton Co.			12,800	503,424
	National Oilwell Varco, Inc.		(p)	45,100	2,632,938
	Smith International, Inc.			13,700	879,951
	Transocean, Inc.		(p)	16,625	2,247,700
					9,883,497

	Packaging & Containers (0.2%)
	Crown Holdings, Inc.		(p)	24,100	606,356

	Pharmaceuticals (2.9%)
	Actelion, Ltd. Registered		(p)	1,320	71,975
	AstraZeneca PLC			1,000	37,391
	AstraZeneca PLC, Sponsored ADR		(q)	1,000	37,990
	Barr Pharmaceuticals, Inc.		(p)	26,700	1,289,877
	Gilead Sciences, Inc.		(p)	48,200	2,483,746
	GlaxoSmithKline PLC			1,800	38,081
	Medco Health Solutions, Inc.		(p)	29,200	1,278,668
	Merck & Co., Inc.			21,700	823,515
	Novartis A.G. Registered			4,400	225,516
	Novartis A.G., ADR		(q)	2,600	133,198
	Roche Holding A.G. Genusscheine			3,050	574,006
	Schering-Plough Corp.			77,300	1,113,893
	Takeda Pharmaceutical Co., Ltd.			1,000	50,060
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR		(q)	20,800	960,752
	United Therapeutics Corp.		(g) (p)	4,800	416,160
	Wyeth			33,600	1,403,136
					10,937,964

	Pipelines (0.6%)
	Williams Cos., Inc.			72,000	2,374,560

	Retail (5.8%)
	Abercrombie & Fitch Co. Class A			28,600	2,091,804
	AutoZone, Inc.		(p)	17,600	2,003,408
	Coach, Inc.		(p)	36,700	1,106,505
	CVS Caremark Corp.			80,000	3,240,800
	Home Depot, Inc. (The)			30,900	864,273
	Kohl's Corp.		(p)	53,200	2,281,748
	Lowe's Cos., Inc.			59,400	1,362,636
	Nordstrom, Inc.		(g)	17,100	557,460
	Polo Ralph Lauren Corp.			12,500	728,625
	Ryohin Keikaku Co., Ltd.			1,200	69,583
	Target Corp.			26,700	1,353,156
❖	TJX Cos., Inc.			109,200	3,611,244
	Wal-Mart Stores, Inc.			57,000	3,002,760
					22,274,002

	Semiconductors (2.5%)
	ARM Holdings PLC			28,300	49,426
	Intel Corp.			166,700	3,530,706
	MEMC Electronic Materials, Inc.		(p)	49,100	3,481,190
	NVIDIA Corp.		(p)	61,050	1,208,180
	ROHM Co., Ltd.			800	49,518
	Texas Instruments, Inc.			42,000	1,187,340
					9,506,360

	Software (1.7%)
❖	Microsoft Corp.			125,500	3,561,690
	Oracle Corp.		(p)	156,100	3,053,316
	Temenos Group A.G.		(g) (p)	1,194	31,260
					6,646,266

	Telecommunications (3.4%)
	American Tower Corp. Class A		(p)	26,900	1,054,749
	AT&T, Inc.			40,000	1,532,000
	Belgacom S.A.			900	39,856
	Cisco Systems, Inc.		(p)	95,300	2,295,777
	Corning, Inc.			44,600	1,072,184
	Harris Corp.			25,500	1,237,515
	Mobistar S.A.			1,500	135,930
	Nokia OYJ, Sponsored ADR		(q)	53,100	1,690,173
	NTT DoCoMo, Inc., Sponsored ADR		(g) (q)	20,000	305,000
	SBA Communications Corp. Class A		(p)	22,200	662,226
	Tandberg ASA			1,200	17,933
	Telecom Italia S.p.A.			118,900	196,911
	Telefonaktiebolaget LM Ericsson Class B			156,300	306,716
	Telefonaktiebolaget LM Ericsson, Sponsored ADR		(g) (q)	2,000	39,300
	Verizon Communications, Inc.			63,400	2,310,930
	Vodafone Group PLC, ADR		(q)	6,700	197,717
					13,094,917

	Toys, Games & Hobbies (0.0%)		‡
	Nintendo Co., Ltd.			100	51,565

	Transportation (0.7%)
	Norfolk Southern Corp.			37,700	2,047,864
	TNT N.V.			16,800	624,086
					2,671,950

	Total Common Stocks
	(Cost $232,295,551)				237,657,399

				Shares	Value
	Convertible Preferred Stocks (0.1%)
	Banks (0.1%)
	Bank of America Corp.
	7.25%			150	154,950

	Software (0.0%)		‡
	QuadraMed Corp.
	5.50%		(b) (c) (r)	4,900	110,250

	Total Convertible Preferred Stocks
	(Cost $272,500)				265,200

				Number of
				Warrants	Value
	Warrants (0.0%)		‡
	Airlines (0.0%)		‡
	Ryanair Holdings PLC Class A
	Strike Price €0.000001
	Expire 4/03/18		(b)	9,514	42,718

	Total Warrants
	(Cost $40,802)				42,718

				Shares	Value
	Short-Term Investment (8.5%)
	Investment Company (8.5%)
	State Street Navigator Securities Lending Prime Portfolio		(s)	32,502,293	32,502,293

	Total Short-Term Investment
	(Cost $32,502,293)				32,502,293

	Total Investments
	(Cost $398,136,811)		(t)	105.9%	404,214,656
	Liabilities in Excess of
	Cash and Other Assets			(5.9)	(22,403,408)

	Net Assets			100.0%	$381,811,248

				Number of
				Contracts	Value
	Written Options (-0.0%)		‡
	Written Put Option (-0.0%)		‡
	Finance (-0.0%)		‡
	Hewlett-Packard Co.
	Strike Price $37.50
	Expire 5/17/08			(120)	$(3,600)

	Total Written Put Option
	(Premiums Received $21,240)				(3,600)

				Number of
				Contracts	Value
	Written Call Option (-0.0%)		‡
	Finance (-0.0%)		‡
	Bank of New York Mellon Corp. (The)
	Strike Price $52.50
	Expire 6/21/08			(230)	(7,475)

	Total Written Call Option
	(Premiums Received $45,309)				(7,475)

	Total Written Options
	(Premiums Received $66,549)				$(11,075)

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at March 31, 2008.
(b)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at March 31, 2008 is $2,254,335, which represents 0.6% of the Portfolio's net assets.
(d)	Subprime mortgage investment. The total market value of the securities at March 31, 2008 is $705,259, which represents 0.2% of the Portfolio's net assets.
(e)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(f)	Issue in default.
(g)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $31,624,475; cash collateral of $32,502,293 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(h)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2008. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)	Fair valued security. The total market value of these securities at March 31, 2008 is $943,819, which represents 0.2% of the Portfolio's net assets.
(j)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at March 31, 2008 of the Portfolio's net assets.
(k)	ACES - Alternative Credit Enhancement Structure.
(l)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of the security at March 31, 2008 is $2,024,647, which represents 0.5% of the Portfolio's net assets.

(m)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(n)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(o)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of March 31, 2008, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Hong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(p)	Non-income producing security.
(q)	ADR - American Depositary Receipt.
(r)	Restricted security.
(s)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(t)	At March 31, 2008, cost is $398,799,325 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$27,035,379
	Gross unrealized depreciation			(21,620,048)
	Net unrealized appreciation			$5,415,331

	The following abbreviation is used in the above portfolio:
	€ - Euro

MainStay VP Total Return Portfolio
Foreign currency forward contracts held at March 31, 2008:
		Contract	Contract	Unrealized
		Amount	Amount	Appreciation/
		Purchased	Sold	(Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 4/28/08	A$	502,625	$450,000	$7,885
Pound Sterling vs. U.S. Dollar, expiring 5/15/08		£138,476	270,000	3,935

		Contract	Contract
		Amount	Amount
		Sold	Purchased
Foreign Currency Sale Contracts:
Euro Dollar vs. Japanese Yen, expiring 4/14/08		€530,000	¥83,274,925	(327)
Euro Dollar vs. Japanese Yen, expiring 6/23/08		€530,000	¥81,863,270	(8,582)
Swiss Franc vs. Japanese Yen, expiring 4/11/08	CHF	630,000	¥61,727,400	(14,800)
Unrealized depreciation on foreign currency forward contracts				$(11,889)

Foreign currency held as of March 31, 2008:
		Currency	Cost	Value
Danish Krone	DKK	21,157	$4,146	$4,479
Euro		€161,433	251,098	254,862
Japanese Yen		¥39,870,689	373,938	399,988
Pound Sterling		£336	667	667
Swiss Franc	CHF	106,110	99,920	106,847
			$729,769	$766,843

MainStay VP Total Return Fund
Restricted securities held at March 31, 2008:
Security	Date of Acquisition	Shares	Cost	3/31/08 Value	Percentage of Net Assets
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/04	4,900	$112,500	$110,250	0.0%	(a)

(a) Less than one-tenth of a percent.

	MainStay VP Value Portfolio
	Portfolio of Investments		†††	March 31, 2008 unaudited

				Shares	Value
	Common Stocks (94.3%)	†
	Aerospace & Defense (3.0%)
	Honeywell International, Inc.			146,600	$8,271,172
	Northrop Grumman Corp.			131,100	10,200,891
					18,472,063

	Air Freight & Logistics (1.2%)
	FedEx Corp.			76,500	7,089,255

	Biotechnology (1.0%)
	Amgen, Inc.	(a)		144,200	6,024,676

	Capital Markets (3.8%)
	Bank of New York Mellon Corp. (The)			156,255	6,520,521
	Goldman Sachs Group, Inc. (The)			49,920	8,256,269
	Merrill Lynch & Co., Inc.			80,400	3,275,496
	Morgan Stanley			119,100	5,442,870
					23,495,156

	Chemicals (1.9%)
	E.I. du Pont de Nemours & Co.			245,500	11,479,580

	Commercial Banks (4.0%)
	PNC Financial Services Group, Inc.			207,900	13,632,003
	U.S. Bancorp			107,900	3,491,644
	Wells Fargo & Co.			263,900	7,679,490
					24,803,137

	Communications Equipment (2.0%)
	Nokia OYJ, Sponsored ADR	(b)		378,600	12,050,838

	Computers & Peripherals (2.2%)
❖	International Business Machines Corp.			119,700	13,782,258

	Diversified Financial Services (6.8%)
❖	Bank of America Corp.			489,792	18,568,015
	Citigroup, Inc.			505,397	10,825,604
	JPMorgan Chase & Co.			282,740	12,143,683
					41,537,302

	Diversified Telecommunication Services (6.3%)
❖	AT&T, Inc.			576,800	22,091,440
❖	Verizon Communications, Inc.			458,000	16,694,100
					38,785,540

	Electric Utilities (2.5%)
	Duke Energy Corp.			428,700	7,652,295
	FirstEnergy Corp.			117,200	8,042,264
					15,694,559

	Energy Equipment & Services (3.3%)
	Baker Hughes, Inc.			87,600	6,000,600
	Diamond Offshore Drilling, Inc.			58,200	6,774,480
	Transocean, Inc.	(a)		57,654	7,794,821
					20,569,901

	Food & Staples Retailing (5.7%)
❖	CVS Caremark Corp.			416,500	16,872,415
	Kroger Co. (The)			325,000	8,255,000
	Wal-Mart Stores, Inc.			186,500	9,824,820
					34,952,235

	Food Products (1.5%)
	General Mills, Inc.			157,300	9,419,124

	Health Care Providers & Services (1.9%)
	Coventry Health Care, Inc.	(a)		119,000	4,801,650
	UnitedHealth Group, Inc.			195,900	6,731,124
					11,532,774

	Hotels, Restaurants & Leisure (1.0%)
	Carnival Corp.			157,000	6,355,360

	Household Products (1.5%)
	Kimberly-Clark Corp.			139,700	9,017,635

	Industrial Conglomerates (3.0%)
❖	General Electric Co.			493,000	18,245,930

	Insurance (5.7%)
	Genworth Financial, Inc. Class A			486,100	11,005,304
	Hartford Financial Services Group, Inc. (The)			140,400	10,638,108
	Prudential Financial, Inc.			169,900	13,294,675
					34,938,087

	IT Services (1.0%)
	Affiliated Computer Services, Inc. Class A	(a)		124,300	6,228,673

	Machinery (0.6%)
	Pentair, Inc.			122,700	3,914,130

	Media (0.1%)
	Cablevision Systems Corp. Class A	(a)		40,600	870,058

	Metals & Mining (2.7%)
	Alcoa, Inc.			87,128	3,141,835
	Freeport-McMoRan Copper & Gold, Inc. Class B			111,900	10,767,018
	Nucor Corp.			43,200	2,926,368
					16,835,221

	Multiline Retail (3.3%)
	Kohl's Corp.	(a)		127,500	5,468,475
	Nordstrom, Inc.	(c)		151,100	4,925,860
	Target Corp.			193,800	9,821,784
					20,216,119

	Oil, Gas & Consumable Fuels (11.2%)
❖	Chevron Corp.			165,986	14,168,565
	ConocoPhillips			174,900	13,329,129
❖	ExxonMobil Corp.			196,700	16,636,886
	Frontier Oil Corp.			186,900	5,094,894
	Hess Corp.			89,200	7,865,656
	Suncor Energy, Inc.			124,300	11,976,305
					69,071,435

	Pharmaceuticals (7.9%)
	Barr Pharmaceuticals, Inc.	(a)		194,100	9,376,971
❖	Johnson & Johnson			211,100	13,694,057
	Pfizer, Inc.			325,400	6,810,622
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b)		183,800	8,489,722
	Wyeth			240,100	10,026,576
					48,397,948

	Semiconductors & Semiconductor Equipment (3.9%)
❖	Intel Corp.			804,500	17,039,310
	Texas Instruments, Inc.			249,400	7,050,538
					24,089,848

	Specialty Retail (4.0%)
	Home Depot, Inc. (The)			223,800	6,259,686
	Lowe's Cos., Inc.			328,800	7,542,672
	TJX Cos., Inc.			319,100	10,552,637
					24,354,995

	Thrifts & Mortgage Finance (1.3%)
	Fannie Mae			141,700	3,729,544
	Freddie Mac			165,700	4,195,524
					7,925,068

	Total Common Stocks
	(Cost $550,824,829)				580,148,905

				Shares	Value
	Exchange Traded Funds (1.8%)	(d)
	iShares Russell 1000 Value Index Fund	(c)		114,000	8,337,960
	Market Vectors - Agribusiness ETF	(a) (c)		52,300	2,803,803
	Total Exchange Traded Funds
	(Cost $12,124,157)				11,141,763

				Shares	Value
	Short-Term Investment (2.7%)
	Investment Company (2.7%)
	State Street Navigator Securities Lending Prime Portfolio	(e)		16,579,716	16,579,716

	Total Short-Term Investment
	(Cost $16,579,716)				16,579,716

	Total Investments
	(Cost $579,528,702)	(f)		98.8%	607,870,384

	Cash and Other Assets,
	Less Liabilities			1.2	7,202,730

	Net Assets			100.0%	$615,073,114

				Number of
				Contracts	Value
	Written Options (-0.0%)	‡
	Written Put Option (-0.0%)	‡
	Finance (-0.0%)	‡
	Hewlett-Packard Co.
	Strike Price $37.50
	Expire 5/17/08			(1,000)	$(30,000)

	Total Written Put Option
	(Premiums Received $176,997)				(30,000)

				Number of
				Contracts	Value
	Written Call Option (-0.0%)	‡
	Finance (-0.0%)	‡
	Bank of New York Mellon Corp. (The)
	Strike Price $52.50
	Expire 6/21/08			(690)	(22,425)

	Total Written Call Option
	(Premiums Received $135,928)				(22,425)

	Total Written Options
	(Premiums Received $312,925)				$(52,425)

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $15,715,583; cash collateral of $16,579,716 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At March 31, 2008, cost is $580,776,751 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$72,413,663
	Gross unrealized depreciation			(45,320,030)
	Net unrealized appreciation			$27,093,633

MainStay VP Series Fund, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) March 31, 2008

SECURITIES VALUATION.

Investments in underlying funds are valued at their net asset value at the close of business each day. Securities in the Affiliated underlying funds are valued as described below.

Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Portfolio’s Manager, in consultation with a Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio’s Manager, in consultation with a Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Portfolio is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Portfolios are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of March 31, 2008, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Cash Management Portfolio are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At March 31, 2008, the VP Convertible, VP Government, VP High Yield Corporate Bond, VP International Equity and VP Total Return Portfolios held securities with values of $234, $2,310,156, $4,789,076, $152,508 and $943,819, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Portfolio principally trade, and the time at which the Portfolio’s NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Administrator or Manager/Subadvisor conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Administrator or Manager/Subadvisor may, pursuant to procedures adopted by the Funds Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

Recent Accounting Pronouncements.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Portfolio’s investments carried at value:

Asset Valuation Inputs

	Investments in Securities				Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Balanced Portfolio	$108,126,249	$83,993,766	$-	$192,120,015	$595,800	$-	$-	$595,800
Bond Portfolio	121,315,482	727,218,313	-	848,533,795	-	-	-	-
Capital Appreciation Portfolio	583,721,228	17,121,387	-	600,842,615	-	-	-	-
Cash Management Portfolio	-	800,260,461	-	800,260,461	-	-	-	-
Common Stock Portfolio	902,956,289	14,789,225	-	917,745,514	-	-	-	-
Conservative Allocation Portfolio	209,865,616	-	-	209,865,616	-	-	-	-
Convertible Portfolio	109,055,568	258,135,970	234	367,191,772	-	-	-	-
Developing Growth Portfolio	75,463,929	22,960,719	-	98,424,648	-	-	-	-
Floating Rate Portfolio	5,496,279	283,723,264	-	289,219,543	-	-	-	-
Government Portfolio	101,163,259	252,155,580	2,310,156	355,628,995	-	-	-	-
Growth Allocation Portfolio	181,523,408	-	-	181,523,408	-	-	-	-
High Yield Corporate Bond Portfolio	92,179,833	1,208,084,145	4,789,076	1,305,053,054	-	-	-	-
ICAP Select Equity Portfolio	384,654,329	-	-	384,654,329	-	-	-	-
International Equity Portfolio	546,747,519	30,300,536	152,508	577,200,563	18,228,118	-	-	18,228,118
Large Cap Growth Portfolio	313,963,292	31,810,075	-	345,773,367	-	-	-	-
Mid Cap Core Portfolio	311,916,768	35,507,788	-	347,424,556	-	-	-	-
Mid Cap Growth Portfolio	301,559,297	61,931,255	-	363,490,552	-	-	-	-
Mid Cap Value Portfolio	392,310,318	36,895,352	-	429,205,670	-	-	-	-
Moderate Allocation Portfolio	316,537,066	-	-	316,537,066	-	-	-	-
Moderate Growth Allocation Portfolio	368,668,440	-	-	368,668,440	-	-	-	-
S&P 500 Index Portfolio	1,266,515,866	52,500,699	-	1,319,016,565	38,263,600	-	-	38,263,600
Small Cap Growth Portfolio	124,145,194	36,386,025	-	160,531,219	-	-	-	-
Total Return Portfolio	267,908,496	135,362,341	943,819	404,214,656	708,111	-	-	708,111
Value Portfolio	591,290,668	16,579,716	-	607,870,384	-	-	-	-

*Other financial instruments include futures and foreign forward currency contracts.

Liabilities Valuation Inputs

	Securities Sold Short				Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Balanced Portfolio	$-	$-	$-	$-	$-	$-	$-	$-
Bond Portfolio	-	-	-	-	-	-	-	-
Capital Appreciation Portfolio	-	-	-	-	-	-	-	-
Cash Management Portfolio	-	-	-	-	-	-	-	-
Common Stock Portfolio	-	-	-	-	-	-	-	-
Conservative Allocation Portfolio	-	-	-	-	-	-	-	-
Convertible Portfolio	-	-	-	-	-	-	-	-
Developing Growth Portfolio	-	-	-	-	-	-	-	-
Floating Rate Portfolio	-	-	-	-	-	-	-	-
Government Portfolio	-	-	-	-	-	-	-	-
Growth Allocation Portfolio	-	-	-	-	-	-	-	-
High Yield Corporate Bond Portfolio	-	-	-	-	-	-	-	-
ICAP Select Equity Portfolio	-	-	-	-	-	-	-	-
International Equity Portfolio	-	-	-	-	(1,195)	-	-	(1,195)
Large Cap Growth Portfolio	-	-	-	-	-	-	-	-
Mid Cap Core Portfolio	-	-	-	-	-	-	-	-
Mid Cap Growth Portfolio	-	-	-	-	-	-	-	-
Mid Cap Value Portfolio	-	-	-	-	(690,000)	-	-	(690,000)
Moderate Allocation Portfolio	-	-	-	-	-	-	-	-
Moderate Growth Allocation Portfolio	-	-	-	-	-	-	-	-
S&P 500 Index Portfolio	-	-	-	-	-	-	-	-
Small Cap Growth Portfolio	-	-	-	-	-	-	-	-
Total Return Portfolio	-	-	-	-	(11,075)	-	-	(11,075)
Value Portfolio	-	-	-	-	(52,425)	-	-	(52,425)

*Other financial instruments include written options.

At March 31, 2008, Portfolios which had a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value are shown below:

MainStay VP Convertible Portfolio

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$210,421	$-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-	*
Change in unrealized appreciation/depreciation	(210,187)	-
Net purchases (sales)	-	-
Net transfers in and/or out of Level 3	-	-
Balance as of 3/31/08	$234	$-
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/08	$(210,187)	$-

*The realized gain (loss) earned during the period ended 3/31/2008 for other financial instruments was $0.

MainStay VP Government Portfolio

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$1,748,129	$-
Accrued discounts/premiums	304	-
Realized gain (loss)	(246)	-	*
Change in unrealized appreciation/depreciation	3,327	-
Net purchases (sales)	558,642	-
Net transfers in and/or out of Level 3	-	-
Balance as of 3/31/08	$2,310,156	$-
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/08	$3,327	$-

*The realized gain (loss) earned during the period ended 3/31/2008 for other financial instruments was $0.

MainStay VP High Yield Corporate Bond Portfolio

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$5,855,346	$-
Accrued discounts/premiums	2,359	-
Realized gain (loss)	7,302	-	*
Change in unrealized appreciation/depreciation	(1,040,127)	-
Net purchases (sales)	(35,805)	-
Net transfers in and/or out of Level 3	-	-
Balance as of 3/31/08	$4,789,075	$-
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/08	$(1,040,127)	$-

*The realized gain (loss) earned during the period ended 3/31/2008 for other financial instruments was $0.

MainStay VP International Equity Portfolio

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$-	$-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-*
Change in unrealized appreciation/depreciation	(376)	-
Net purchases (sales)	-	-
Net transfers in and/or out of Level 3	152,884	-
Balance as of 3/31/08	$152,508	$-
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/08	$(376)	$-

*The realized gain (loss) earned during the period ended 3/31/2008 for other financial instruments was $0.

MainStay VP Total Return Portfolio

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$955,192	$-
Accrued discounts/premiums	(1,097)	-
Realized gain (loss)	-	-*
Change in unrealized appreciation/depreciation	(14,393)	-
Net purchases (sales)	-	-
Net transfers in and/or out of Level 3	4,117	-
Balance as of 3/31/08	$943,819	$-
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/08	$(14,383)	$-

*The realized gain (loss) earned during the period ended 3/31/2008 for other financial instruments was $0.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:     /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:  May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:  May 29, 2008

By:     /s/ Jack R. Benintende
Jack Benintende
Treasurer and Principal Financial and Accounting  Officer

Date:  May 29, 2008